As filed with the Securities and Exchange Commission on February 28, 2007
                      Registration Nos.: 2-89550; 811-03972

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 (X)
                         PRE-EFFECTIVE AMENDMENT NO. ( )
                      POST-EFFECTIVE AMENDMENT NO. 41 (X )

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 36 (X)
                        (Check appropriate box or boxes)

                           FUTUREFUNDS SERIES ACCOUNT
                           (Exact name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
        (Address of Depositor's Principal Executive Officers) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                                Beverly A. Byrne
        Chief Legal Officer, Financial Services and Securities Compliance
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:
                              James F. Jorden, Esq.
                                 Jorden Burt LLP
               1025 Thomas Jefferson Street, N.W., Suite 400 East
                           Washington, D.C. 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the registration statement becomes effective.

Title of securities being registered: flexible premium deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate space)

  _____  Immediately upon filing pursuant to paragraph (b) of Rule 485.

  _____  On May 1, 2007, pursuant to paragraph (b) of Rule 485.

  _____  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  __X__  On May 1, 2007, pursuant to          paragraph (a)(1) of Rule 485.

         If appropriate, check the following:
  _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[PG NUMBER]


                           FUTUREFUNDS SERIES ACCOUNT
                 of Great-West Life & Annuity Insurance Company
                GROUP FLEXIBLE PREMIUM VARIABLE ANNUITY CONTRACTS
                                 Distributed by
                               GWFS Equities, Inc.
            8515 East Orchard Road, Greenwood Village, Colorado 80111
                                 (800) 701-8255
--------------------------------------------------------------------------------

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.


                   The date of this Prospectus is May 1, 2007

Overview
This Prospectus describes a group flexible premium deferred fixed and variable annuity contract ("Group Contract") designed to provide a retirement program that qualifies for special federal income tax treatment under various sections of the Internal Revenue Code of 1986, as amended (the "Code"). The Group Contract provides an annuity insurance contract whose value is based on the investment performance of the Investment Divisions you select. GWFS Equities, Inc. ("GWFS") is the principal underwriter and distributor of the Group Contracts. Great-West Life & Annuity Insurance Company ("we," "us," "Great-West" or "GWL&A") issues the Group Contracts in connection with:

o pension or profit-sharing plans described in Code Section 401(a) ("401(a) Plans"); o cash or deferred profit sharing plans described in Code Section 401(k) ("401(k) Plans"); o tax sheltered or tax deferred annuities described in Code Section 403(b) ("403(b) Plans"); o deferred compensation plans described in Code Section 457(b) or (f) ("457(b) or (f) Plans"); o qualified governmental excess benefit plans described in Code Section 415(m) ("415(m) Plans"); and o nonqualified deferred compensation plans ("NQDC Plans").

Participation in the Group Contracts
You may be eligible to participate in the Group Contract if you participate in one of the Plans described above. The owner of a Group Contract will be an employer, plan trustee, certain employer associations or employee associations, as applicable ("Group Contractowner"). We will establish a participant annuity account ("Participant Annuity Account") in your name. This Participant Annuity Account will reflect the dollar value of the Contributions made on your behalf.

Payment Options
The Group Contract offers you a variety of annuity payment options. You can select from options that provide for fixed or variable payments or a combination of both. If you select a variable payment option, your payments will reflect the investment experience of the Investment Divisions you select. Income can be guaranteed for your lifetime and/or your spouse's lifetime or for a specified period of time, depending on your needs and circumstances.

Allocating Your Money
You can allocate your Contributions among several Investment Divisions of the FutureFunds Series Account (the "Series Account"). Each Investment Division invests all of its assets in one of the corresponding mutual funds ("Eligible Funds"). Following is a list of each Eligible Fund:

AIM Dynamics -Investor Class(1)                                         Maxim Ariel Mid-Cap Value
AIM Large Cap Growth Fund-Class A Shares(1)                             Maxim Ariel Small-Cap Value
AIM Small Cap Growth - Class A(1)                                       Maxim Bond Index
Alger American Balanced - Class O(1)
Alger American MidCap Growth - Class O                                  Maxim Index 600
American Century(R) Income & Growth                                     Maxim INVESCO ADR
American Century(R) Equity  Income                                      Maxim Loomis Sayles Bond
American Funds Growth Fund of America - Class R3
Artisan International                                                   Maxim Loomis Sayles Small-Cap Value
Columbia Asset Allocation Fund, Variable Series - Class A               Maxim  Trusco Small-Cap Growth (formerly  Maxim  MFS(R)
                                                                        Small-Cap Growth
Davis New York Venture Fund - Class R

Federated Capital Appreciation - Class A                                Small-Cap Growth)(1)
Fidelity VIP Contrafund(R) - Initial Class                               Maxim Money Market
Fidelity VIP Growth - Initial Class                                     Maxim Stock Index
Franklin Small-Mid Cap Growth - Class A                                 Maxim T. Rowe Price Equity-Income
Janus Aspen Series Worldwide Growth - Institutional Shares              Maxim T. Rowe Price MidCap Growth

Janus Fund                                                              Maxim Bernstein International Equity (formerly Maxim
Janus Twenty                                                            Templeton International Equity)
Janus Worldwide                                                         Maxim U.S. Government Securities (formerly Maxim U.S.
                                                                        Government Mortgage Securities Portfolio)(2)


                                        (List of Eligible Funds continues on the next page)


Legg Mason Value Trust - Financial Intermediary Class

Mainstay Small Cap Opportunity Fund - Class A                           Maxim Aggressive Profile I
MFS Strategic Growth Fund(1) - Class A                                  Maxim Conservative Profile I
Oppenheimer Capital Appreciation -Class A                               Maxim Moderate Profile I
Oppenheimer Global - Class A                                            Maxim Moderately Aggressive Profile I
PIMCO Total Return - Administrative Class                               Maxim Moderately Conservative Profile I
Pioneer Equity Income VCT Portfolio Class II                            STI Classic Small Cap Growth Stock - Class I
RS Diversified Growth(1)                                                The Jensen Portfolio - Class R
RS Emerging Growth                                                      Van Kampen Comstock Fund - Class R


(1)These Investment Divisions are no longer open to incoming transfers and do not accept new contributions.



(2) Effective July 14, 2006, the Maxim U.S. Government Securities Portfolio was closed to new investment by existing investors. Effective on or about July 15, 2006, the Maxim U.S. Government Securities Portfolio merged into and became part of the U.S. Government Mortgage Securities Portfolio. Effective on or about July 15, 2006, the Maxim U.S. Government Mortgage Securities Portfolio was renamed Maxim U.S. Government Securities Portfolio.


You can also allocate your money to certain options where you can earn a fixed rate of return on your investment. Your interest in a fixed option is not considered a security and is not subject to review by the Securities and Exchange Commission (the "SEC").

The Investment Divisions and the Fixed Options available to you will depend on the terms of the Group Contract. Please consult with the Group Contractowner for more information.



This Prospectus presents important information you should read before participating in the Group Contract. Please read it carefully and retain it for future reference. You can find more detailed information pertaining to the Group Contract in the Statement of Additional Information (the "SAI") dated May 1, 2007, which has been filed with the SEC. The SAI is incorporated by reference into this Prospectus, which means that it is legally a part of this Prospectus. Its table of contents may be found on the last page of this Prospectus. The SAI may be obtained without charge by contacting Great-West at its Administrative Offices or by calling (800) 701-8255. You may also obtain the Prospectus, material incorporated by reference, and other information regarding us, by visiting the SEC's Web site at http://www.sec.gov.



                                TABLE OF CONTENTS

                                                                                                 Page

Definitions......................................................................................
Fee Tables.......................................................................................
Condensed Financial Information..................................................................
Key Features.....................................................................................
Great-West Life & Annuity Insurance Company......................................................
FutureFunds Series Account.......................................................................
Investments of the Series Account................................................................
The Group Contracts..............................................................................
Accumulation Period..............................................................................
         Participant Enrollment Form and Initial Contribution....................................
         Free-Look Period........................................................................
         Subsequent Contributions................................................................
         Participant Annuity Account Value.......................................................
               Making Transfers..................................................................
               Market Timing and Excessive Trading...............................................
               Automatic Custom Transfers........................................................
               Loans.............................................................................
               Total and Partial Withdrawals.....................................................
               Cessation of Contributions........................................................
               Death Benefit.....................................................................
Charges and Deductions...........................................................................
Periodic Payment Options.........................................................................
Annuity Payment Options..........................................................................
Federal Tax Consequences.........................................................................
Voting Rights....................................................................................
Distribution of the Group Contracts..............................................................
State Regulation.................................................................................
Restrictions Under the Texas Optional Retirement Program.........................................
Reports..........................................................................................
Rights Reserved by Great-West....................................................................
         Adding and Discontinuing Investment Options.............................................
         Substitution of Investments.............................................................
Legal Matters....................................................................................
Available Information............................................................................
Appendix A, Condensed Financial Information......................................................
Appendix B, Calculation of Net Investment Factor ................................................

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made. No dealer, salesperson or other person is authorized to give any information or make any representations in connection with this offering other than those contained in this Prospectus, and, if given or made, such other information or representations must not be relied on.

               The Group Contract is not available in all states.

Definitions

Accumulation Period: The period between the effective date of your participation in the Group Contract and the Annuity Commencement Date. During this period, you are making Contributions to the Group Contract.
Accumulation Unit: An accounting measure we use to determine your Variable Account Value during the Accumulation Period.
Administrative  Offices: The Administrative Offices of GWL&A are located at 8515
E. Orchard Rd., Greenwood Village, Colorado 80111.
Annuity Commencement Date: The date payments begin under an annuity payment option.
Annuity Unit: An accounting measure we use to determine the dollar value of each variable annuity payment after the first payment.
Contribution(s): Amount(s) paid to us under the Group Contract on your behalf. Eligible Fund: A mutual fund in which an Investment Division invests all of its assets.
Fixed Annuity: An annuity with payments that remain fixed throughout the payment period and which do not reflect the investment experience of an Investment Division.
Fixed Options: Investment options that provide a fixed rate of return to which you can allocate Contributions or make Transfers. There are currently three types of Fixed Options. They are the Daily Interest Guaranteed Sub-Account, the Guaranteed Certificate Funds and the Guaranteed Fixed Fund. Your interests in the Fixed Options are not securities and are not subject to review by the SEC. Please see your Group Contract for more information about the Fixed Options.
Group Contract: An agreement between GWL&A and the Group Contractowner providing a fixed and/or variable deferred annuity issued in connection with certain retirement plans.
Group Contractowner: Depending on the type of plan and the employer's involvement, the Group Contractowner will be an employer, plan trustee, certain employer associations or employee associations.
Guaranteed Account Value: The sum of the value of each of your Guaranteed Sub-Accounts.
Guaranteed Sub-Accounts: The subdivisions of your Participant Annuity Account reflecting the value credited to you from the Fixed Options.
Investment Division: The Series Account is divided into Investment Divisions, one for each Eligible Fund. You select one or more Investment Divisions to which you allocate your Contributions. Your Variable Account Value will reflect the investment performance of the corresponding Eligible Funds.
Participant: The person who is eligible to and elects to participate in the Group Contract; sometimes referred to as "you," "your" or "yours" in this Prospectus.
Participant Annuity Account: A separate record we establish in your name that reflects all transactions you make under the Group Contract. Participant Annuity Account Value: The total value of your interest under the Group Contract. It is the total of your Guaranteed and Variable Account Values. Premium Tax: The amount of tax, if any, charged by a state or other government authority.
Request: Any Request, either written, by telephone or computerized, which is in a form satisfactory to GWL&A and received in good order by GWL&A at its Administrative Offices.
Series Account: FutureFunds Series Account, a separate account, established by GWL&A to provide variable funding options for the Group Contracts. It is registered as a unit investment trust under the Investment Company Act of 1940 and consists of the individual Investment Divisions.
Transfer: When you move your Participant Annuity Account Value between and among the Investment Divisions and Fixed Options.
Transfer to Other Companies: The Transfer of all or a portion of your Participant Annuity Account Value to another company.
Valuation Date: The date on which we calculate the accumulation unit value of each Investment Division. This calculation is made as of the close of business of the New York Stock Exchange (generally 4:00 p.m. ET). It is also the date on which we will process any Contribution or Request received. Contributions and Requests received after the close of trading on the New York Stock Exchange (generally 4:00 p.m. ET) will be deemed to have been received on the next Valuation Date. Your Participant Annuity Account Value will be determined on each day that the New York Stock Exchange is open for trading.

Valuation Period: The period between the ending of two successive Valuation
Dates.
Variable Account Value: The total value of your Variable Sub-Accounts. Variable Sub-Account: A subdivision of your Participant Annuity Account reflecting the value credited to you from an Investment Division.

77



                                   FEE TABLES

The following tables describe the fees and expenses that you, as a Participant, will pay under the Group Contract. The first tables describes the fees and expenses that you will pay at the time you allocate Contributions, surrender or transfer cash value between investment options. State Premium Tax may also be deducted.

PARTICIPANT TRANSACTION EXPENSES

Sales Load Imposed on Purchases (as a percentage of purchase payments)...........................None
Contingent Deferred Sales Charge (as a percentage of amount distributed).........................6%(1)

Transfer Fee.....................................................................................None

Premium Tax Charges .............................................................................0.00% - 3.50%(2)

The next table describes the fees and expenses that you will pay periodically during the time that you are a Participant under the Group Contract, not including Eligible Fund fees and expenses.

Annual Contract Maintenance Charge ............................................................$30.00


SERIES ACCOUNT ANNUAL EXPENSES

Mortality and Expense Risk Charge(3)

Maximum Periodic Mortality and Expense Risk Charge(4) ..........................................1.00%
(as a percentage of the Participant Annuity Account Value)
Maximum Daily Mortality and Expense Risk Charge(5)..............................................1.25%
(as a deduction in the Net Investment Factor)

Total Series Account Annual Expenses............................................................1.00%/1.25%

(1) The contingent deferred sales charge will be based upon the level applicable to your Group Contract. Under the applicable level, the contingent deferred sales charge is generally based on the amount distributed. For more information about the various Group Contract levels for the contingent deferred sales charge and circumstances in which a contingent deferred sales charge "free amount" may apply, please see the discussion on page 27.

(2) A premium tax charge may apply.

(3)We deduct a mortality and expense risk charge as either a (i) daily deduction from the assets of each Investment Division (the "Daily M&E Deduction"), or (ii) a periodic deduction from your Participant Annuity Account Value (the "Periodic M&E Deduction"). Please see your Group Contract to determine if the Daily M&E Deduction or the Periodic M&E Deduction applies. After the Annuity Commencement Date, all Participants under the Group Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. Please see "Charges and
Deductions: Mortality and Expense Risk Deductions" for more information.

(4) The Periodic M&E Deduction is assessed as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Please see "Charges and Deductions: Mortality and Expense Risk Deductions" for more information.

(5) The Daily M&E Deduction is a charge deducted from each Investment Division's Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. Please see "Charges and
Deductions: Mortality and Expense Risk Deductions" for more information.

The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you are a Participant under the Group Contract. More detail concerning each Eligible Fund's fees and expenses is contained in the prospectus for each Eligible Fund.


TOTAL ANNUAL ELIGIBLE FUND OPERATING EXPENSE         Minimum          Maximum
                                                     ------------------------


(Expenses that are deducted from Eligible
Fund assets, including management
fees, distribution and/or

service (12b-1) fees, and other expenses)(1)          [x.xx%            x.xx%]


THE ABOVE EXPENSES FOR THE ELIGIBLE FUNDS WERE PROVIDED BY THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.


                                     EXAMPLE

This Example is intended to help you compare the cost of investing in the Group Contract with the cost of investing in other variable annuity contracts. These costs include a Participant's transaction expenses, contract fees, variable account annual expenses, and Eligible Fund fees and expenses.

The Example assumes that you invest $10,000 under the Group Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Eligible Funds. In addition, this Example assumes no transfers were made and no premium taxes were deducted. If these arrangements were considered, the expenses shown would be higher. This Example also does not take into consideration any fee waiver or expense reimbursement arrangements of the Eligible Funds. If these arrangements were taken into consideration, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your contract at the end of the applicable time period:

                  1 year...         3 years          5 years           10 years


                  [$890....         $1,486           $2,107            $3,174]


(2) If you annuitize your contract OR if you do not surrender your contract at the end of the applicable time period:

              1 year.......         3 years          5 years           10 years


         [$290             $886             $1,507            $3,174]


The examples do not show the effect of premium taxes. Premium taxes (ranging from 0% to 3.5%) are deducted upon full surrender, death or annuitization. The examples also do not include any of the taxes or penalties you may be required to pay if you withdraw all or part of your Participant Annuity Account Value.


(1) Five of the Eligible Funds, the Maxim Profile Portfolios, are "fund of funds" that invest substantially all of their assets in shares of other Maxim Series Fund Portfolios. Because of this, the Maxim Profile Portfolios also bear their pro rata share of the operating expenses of the underlying Maxim Portfolios. The above minimum and maximum expenses include fees and expenses incurred indirectly by the Maxim Profile Portfolios as a result of their investment in shares of one or more underlying Maxim Portfolio. (1) Standard & Poor's, S&P 500 Composite Index, S&P Mid-Cap Index, S&P Small-Cap 600 Stock Index, S&P/BARRA Value Index and S&P/BARRA Growth Index are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Maxim Series Fund, Inc. and Great-West Life & Annuity Insurance Company. The Eligible Funds that track those indices are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of using any index.

The fee table and examples should not be considered a representation of past or future expenses and charges of the Eligible Funds. Your actual expenses may be greater or less than those shown. Similarly, the 5% annual rate of return assumed in the example is not an estimate or a guarantee of future investment performance.



                         CONDENSED FINANCIAL INFORMATION

Attached as Appendix A is a table showing selected condensed financial information concerning Accumulation Units for each Investment Division. The Accumulation Unit values do not reflect the deduction of certain charges that are subtracted from your Participant Annuity Account Value, such as the Contract Maintenance Charge or the Periodic Mortality and Expense Risk Charge. The information in the table is derived from various financial statements of the Series Account, which have been audited by Deloitte & Touche LLP, independent registered public accounting firm. To obtain a fuller picture of each Investment Division's finances and performance, you should also review the Series Account's financial statements, which are contained in the SAI.

Key Features

Following are some of the key features of the Group Contract. These topics are discussed in more detail throughout the Prospectus so please be sure to read it carefully. Purpose of the Group Contract The Group Contract is designed to be issued in connection with:

         o401(a) Plans          o403(b) Plans
         o401(k) Plans          o457(b) or (f) Plans
         o415(m) Plans          oNQDC Plans.

Tax deferral for participants in and sponsors of qualified plans arises as a result of the plan. Tax deferral for participants in non-qualified plans also arises as a result of the plan. Sponsors of non-qualified plans will not enjoy tax deferral under the Group contract and thus will incur tax on the investment gain on the Group Contract unless they are tax exempt entities. Participation in the Group Contract You must complete a Participant enrollment form to participate under the Group Contract. Once you become a Participant, you may make unlimited Contributions, subject to the terms of your plan. There is no minimum amount for your Contributions. Please consult your employer or the Group Contractowner, as the case may be, for information concerning eligibility. Allocation of Contributions You may allocate your Contributions to the Investment Divisions and/or the Fixed Options. On your Participant enrollment form, you instruct us how you would like your Contributions allocated. For some plans, if you do not provide complete allocation instructions on your Participant enrollment form, we will allocate your Contributions to an investment option specified by the Group Contractowner. Thereafter, you may change your allocation instructions as often as you like by Request. You may allocate your Contributions to the Investment Divisions where your investment returns will reflect the investment performance of the corresponding Eligible Funds or to the Fixed Options where your Contributions will earn a fixed rate of return. The Eligible Funds are described more fully in their accompanying prospectuses.
Free Look Period
Where required by law, within ten (10) days (or longer where required by law) after your application is received by GWL&A, you may cancel your interest in the Group Contract for any reason by delivering your Request to cancel, to our Administrative Offices or to an authorized agent of GWL&A. We must receive it in person or postmarked prior to the expiration of the free look period. Upon cancellation, GWL&A will refund the greater of all Contributions made, less partial withdrawals, or your Participant Annuity Account Value.
Your Participant Annuity Account
When your Participant enrollment form is approved, we will establish a Participant Annuity Account in your name that will reflect all transactions you make under the Group Contract, including the amount of Contributions made on your behalf. We will send you a statement of your Participant Annuity Account Value at least annually. You may also check your Participant Annuity Account Value by using our voice response unit system, KeyTalk(R), or through the Internet.
Charges and Deductions Under the Group Contracts
You will pay certain charges under the Group Contracts. These charges vary by Group Contract and may include:
     o An annual contract maintenance charge;
     o A contingent deferred sales charge;
     o A mortality and expense risk charge; and/or
     o A Premium Tax.

For more information about the charges and deductions under the Group Contracts please see the discussion beginning at page xx including the circumstances in which a contingent deferred sales charge "free amount" may apply. In addition, you indirectly pay the management fees and other expenses of an Eligible Fund when you allocate your money to the corresponding Investment Division. Total and Partial Withdrawals You may withdraw all or part of your Participant Annuity Account Value at any time before the Annuity Commencement Date. Amounts you withdraw may be subject to a Contingent Deferred Sales Charge. In addition, there may be certain tax consequences when you make a withdrawal.

Making Transfers
You can Transfer your Participant Annuity Account Value among the Investment Divisions as often as you like before the Annuity Commencement Date. After the Annuity Commencement Date, you may continue to Transfer among the Investment Divisions if you have selected a variable annuity payment option. You can also transfer between the Investment Divisions and the Fixed Options. Transfers before the Annuity Commencement Date involving certain of the Fixed Options are subject to restrictions that are more fully described in your Group Contract. Annuity Payment Options
We provide you with a wide range of annuity options, giving you the flexibility to choose an annuity payment schedule that meets your needs. Payments may be made on a variable, fixed, or combination basis. Under a variable annuity payment option your payments will continue to reflect the performance of the Investment Divisions you select.
Death Benefit
We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

     o If you die before age 70, the death benefit is the greater of (1) your Participant Annuity Account Value, less any Premium Taxes, or (2) the sum of all Contributions, less any withdrawals and Premium Taxes.
     o If you die at or after age 70, the death benefit is your Participant Annuity Account Value, less any Premium Taxes.

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

GWL&A is a stock life insurance company originally organized under the laws of the state of Kansas as the National Interment Association. Its name was changed to Ranger National Life Insurance Company in 1963 and to Insuramerica Corporation prior to changing to its current name in February of 1982. In September of 1990, GWL&A redomesticated and is now organized under the laws of the state of Colorado.

GWL&A is authorized to engage in the sale of life insurance, accident and health insurance and annuities. It is qualified to do business in Puerto Rico, the District of Columbia, the U.S. Virgin Islands, Guam and in all states in the United States, except New York.

GWL&A is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a holding company. Great-West Lifeco Inc. is in turn a subsidiary of Power Financial Corporation, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.

GWL&A has primary responsibility for administration of the Group Contracts and the Series Account. Its Administrative Offices are located at 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

FUTUREFUNDS SERIES ACCOUNT

We originally established the Series Account under Kansas law on November 15, 1983. The Series Account now exists pursuant to Colorado law as a result of our redomestication. The Series Account consists of Investment Divisions and is registered with the SEC under the Investment Company Act of 1940, as a unit investment trust. This registration does not involve supervision of the Series Account or GWL&A by the SEC.

We do not guarantee the investment performance of the Investment Divisions. The portion of your Participant Annuity Account Value allocated to the Investment Divisions and the amount of variable annuity payments depend on the investment performance of the Eligible Funds. Thus, you bear the full investment risk for all Contributions allocated to the Investment Divisions.

The Series Account and its Investment Divisions are administered and accounted for as part of our general business. However, the income, gains, or losses of each Investment Division are credited to or charged against the assets held in that Investment Division, without regard to other income, gains or losses of any other Investment Division and without regard to any other business GWL&A may conduct. Under Colorado law, the assets of the Series Account are not chargeable with liabilities arising out of any other business GWL&A may conduct. Nevertheless, all obligations arising under the Group Contracts are generally corporate obligations of GWL&A.

The Series Account currently has several Investment Divisions available for allocation of Contributions. Each Investment Division invests in shares of an Eligible Fund each having a specific investment objective. If we decide to make additional Investment Divisions available to Group Contractowners, we may or may not make them available to you based on our assessment of marketing needs and investment conditions.

INVESTMENTS OF THE SERIES ACCOUNT

The Eligible Funds

Some Eligible Funds may not be available under your Group Contract because the Group Contractowner may decide to offer only a select number of Eligible Funds under its plan. Please consult with your Group Contractowner or employer, as the case may be, or one of our authorized representatives for more information concerning the availability of Eligible Funds under your Group Contract.

Each Eligible Fund is a separate mutual fund having its own investment objectives and policies and is registered with the SEC as an open-end management investment company or portfolio thereof. The SEC does not supervise the management or the investment practices and policies of any of the Eligible Funds.


Insurance-Dedicated Eligible Funds. Many of the Eligible Funds described in this prospectus are available only to insurance companies for their variable contracts. Such Eligible Funds are often referred to as "insurance dedicated funds," and are used for "mixed" and "shared" funding. "Mixed funding" occurs when shares of an Eligible Fund, which the Investment Divisions buy for the Group Contract, are bought for variable life insurance policies issued by us or other insurance companies. "Shared funding" occurs when shares of an Eligible Fund, which the Investment Divisions buy for the Group Contract, are also bought by other insurance companies for their variable annuity contract.

Some of the Insurance-Dedicated Eligible Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Eligible Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the Eligible Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Eligible Funds may differ substantially.

Public Eligible Funds. Twenty-four of the Eligible Funds, which the Investment Divisions buy for the Group Contract, are also available to the general public. Investment Divisions investing in the following public Eligible Funds are not available for non-qualified Plans sponsored by a taxable employer:

o        AIM Large Cap Growth Fund (Class A)
o        AIM Dynamics Fund (Investor Share Class)
o        AIM Small Cap Growth Fund (Class A)
o        American Century Equity Income Fund
o        American Century Income & Growth Fund
o        American Funds Growth Fund of America (Class R3)
o        Artisan International Fund (Investor Class)
o        Davis New York Venture Fund (Class R)
o        Federated Capital Appreciation Fund (Class A)
o        Franklin Small-Mid Cap Growth Fund (Class A)
o        Janus Twenty Fund
o        Janus Worldwide Fund
o        Janus Fund
o        Legg Mason Value Trust (Financial Intermediary Class)
o        Mainstay Small Cap Opportunity Fund (Class A)
o        MFS Strategic Growth Fund (Class A)
o        Oppenheimer Capital Appreciation Fund (Class A)
o        Oppenheimer Global Fund (Class A)
o        PIMCO Total Return Fund (Administrative Class)
o        RS Diversified Growth Fund
o        RS Emerging Growth Fund
o        STI Classic Small Cap Growth Stock Fund (Class I)
o        The Jensen Portfolio (Class R)
o        Van Kampen Comstock Fund (Class R)

Some of the Eligible Funds' investment advisers or administrators may compensate us for providing administrative services in connection with the Eligible Funds or cost savings experienced by the investment advisers or administrators of the Eligible Funds. Such compensation is typically based on an annual percentage of Series Account average net assets held in that Eligible Fund by us. The percentage paid may vary from one Eligible Fund company to another and generally may range up to 0.50% annually of net assets. For certain Eligible Funds, some of this compensation may be paid out of Rule 12b-1 fees (ranging up to 0.50% annually of net assets) that are deducted form Eligible Fund assets for providing distribution services related to shares of Eligible Funds offered in connection with a Rule 12b-1 plan. Any such fees deducted from Eligible Fund assets are disclosed in the Eligible Fund prespectuses. If GWFS receives 12b-1 fees, combined compensation for administration related services generally ranges up to 0.75% annually of Series Account assets invested in an Eligible Fund.


The following sets forth the investment objective of each Eligible Fund and summarizes its principal investment strategy. There is no assurance that any of the Eligible Funds will achieve their respective objectives.

Maxim Series Fund, Inc.

Maxim Money Market Portfolio seeks as high a level of current income as is consistent with the preservation of capital and liquidity. Investment in the Maxim Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this portfolio. The portfolio seeks to meet this objective by investing in short-term securities that are issued or guaranteed by the U.S. government or its agencies or instrumentalities, including U.S. Treasury obligations, backed by the full faith and credit of the U.S. Government, and securities of agencies of the U.S. Government including, but not limited to, the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Federal Home Loan Bank that carry no government guarantees.

Maxim Bond Index Portfolio seeks investment results, before fees, that track the total return of the debt securities that comprise the Lehman Aggregate Bond Index (the "Lehman Index"). The portfolio uses a sampling technique designed to give the portfolio the relevant comparable attributes of the Lehman Index. This may be accomplished through a combination of debt securities ownership and owning futures contracts on the Lehman Index and options on futures contracts.

Maxim Loomis Sayles Bond Portfolio seeks high total investment return through a combination of current income and capital appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities. The portfolio focuses on good relative value based on the credit outlook of the issuer, good structural fit within the objectives and constraints of the portfolio, and maximum total return potential. It may invest up to 20% in preferred stocks, convertible preferred stocks or foreign securities (however, securities of Canadian issuers and securities issued by supranational agencies (e.g., the World Bank) are not subject to this 20% limitation) and up to 35% in below investment grade quality ("high yield/high risk" or "junk") bonds.

Maxim U.S. Government Securities Portfolio seeks the highest level of return consistent with preservation of capital and substantial credit protection. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. The portfolio may invest in U.S. Treasury bills, notes or bonds or in certificates (which are fully backed by the U.s. Government) representing individual interests in pools of these types of U.S. Treasury securities; private mortgage pass-through securities; and, collateralized mortgage obligations (CMOs). CMOs may be issued by private issuers and collateralized by securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The portfolio may also invest up to 20% of its net assets in dollar rolls and/or mortgage dollar rolls. The portfolio focuses on relative value of the security by analyzing the current and expected level of interest rates, and current and historical asset yields versus treasury yields.

Maxim Ariel Small-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the small or medium/small capitalization quintiles of the Frank Russell U.S. equity universe at the time of purchase. This portfolio will emphasize small companies that are believed to be undervalued but demonstrate a strong potential for growth. The portfolio actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving the environment and avoiding companies with a poor environmental record. The portfolio will not invest in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy or the manufacture of equipment to produce nuclear energy.

Maxim Loomis Sayles Small-Cap Value Portfolio seeks long-term capital growth. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2000 of the smallest U.S. companies in the Russell 3000 Index. The portfolio seeks to build a core small-cap portfolio of solid growth companies' stock and opportunistically invest in companies that have experienced significant business problems but which are believed to have favorable prospects for recovery.

Maxim Trusco Small-Cap Growth Portfolio (formerly, Maxim MFS(R) Small-Cap Growth Portfolio) seeks to achieve long-term capital growth. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investments purposes) in the common stocks of a diversified group of growth companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or less at the time of initial purchase. This portfolio may also invest up to 20% in equity securities of companies with market capitalizations in excess of $2.5 billion as well as invest up to 25% of its total assets in foreign securities; however, securities of Canadian issuers and American Depositary Receipts ("ADRs") are not subject to this 25% limitation. The portfolio seeks to identify companies believed to have favorable opportunities for capital appreciation within their industry group and invest in these companies whey they are determined to be in the developing stages of their life-cycle and have demonstrated, or are expected to achieve, long-term earnings growth.

Maxim Index 600 Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise the S&P Small-Cap 600 Stock Index.(1) The portfolio seeks to own the securities contained in the Benchmark Index in as close as possible a proportion as each stock's weight in the Benchmark Index. This may be accomplished through ownership of all stocks in the Benchmark Index and/or through a combination of stock ownership and owning futures contracts on the Benchmark Index and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Index.

Maxim Stock Index Portfolio seeks investment results, before fees, that track the total return of the common stocks that comprise Standard & Poor's (S&P) 500 Composite Stock Price Index and the S&P Mid-Cap Index, weighted according to their respective pro-rata share of the market.(1) The portfolio seeks to own the securities contained in the Benchmark Indexes in as close as possible a proportion as each stock's weight in the Benchmark Indexes. This may be accomplished through ownership of all stocks in the Benchmark Indexes and/or through a combination of stock ownership and owning futures contracts on the Benchmark Indexes and options on futures contracts, and Exchange Traded Funds that seek to track the Benchmark Indexes.


Maxim T. Rowe Price Equity/Income Portfolio seeks substantial dividend income and also long-term capital appreciation. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends. The portfolio emphasizes companies with favorable prospects for increasing dividend income and, secondarily, capital appreciation. The portfolio may also invest up to 25% of its assets in foreign securities. The portfolio seeks to invest in companies which have some of the following characteristics: established operating histories; above-average current dividend yield relative to the S&P 500 Index, sound balance sheets and other financial characteristics; low price-earnings ration relative to the S&P 500 Index; low stock price relative to a company's underlying value as measured by assets, earnings, cash flow or business franchise. In pursuing its investment objective, the portfolio's manager has the discretion to purchase some securities that do not meet its normal criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply or demand for the securities. While most assets will be invested in U.S. common stock, other securities may also be purchased, including futures and options, in keeping with the portfolio's objectives.


Maxim Ariel Mid-Cap Value Portfolio seeks long-term capital appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers classified in the medium/small, medium, or medium/large capitalization quintiles of the Frank Russell U.S. equity universe at the time of purchase. The portfolio will emphasize issuers that are believed to be undervalued but demonstrate a strong potential for growth. The portfolio actively seeks investments in companies that achieve excellence in both financial return and environmental soundness, selecting issuers that take positive steps toward preserving the environment and avoiding companies with a poor environmental record. The portfolio will not invest in issuers primarily engaged in the manufacture of tobacco, weapons systems, the production of nuclear energy or the manufacture of equipment to produce nuclear energy.


Maxim T. Rowe Price MidCap Growth Portfolio seeks long-term appreciation. Under normal circumstances, this portfolio will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of issuers whose market capitalization fall within the range of companies included in the S&P 400 MidCap Index or the Russell MidCap Growth Index, emphasizing companies whose earnings are expected to grow at a faster rate than the average mid-cap company. The market capitalization of the companies in the portfolio, the S&P MidCap 400 Index, and the Russell MidCap Growth Index will change over time, and the portfolio will not automatically sell or cease to purchase a stock of a company it already owns just because the company's market capitalization grows or falls outside of the index ranges. The portfolio has the flexibility to purchase some larger and smaller companies that have qualities consistent with its core characteristics and may on occasion purchase a stock whose market capitalization is outside of the capitalization range of mid-cap companies. The portfolio may also invest up to 25% of its total net assets in foreign securities. In pursuing its investment objective, the portfolio's manager has the discretion to purchase some securities that do not meet its normal criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the portfolio's manager believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply or demand for the securities. While most assets will be invested in U.S. common stock, other securities may also be purchased, including futures and options, in keeping with the portfolio's objectives.


Maxim INVESCO ADR Portfolio seeks a high total return through capital appreciation and current income, while reducing risk through diversification. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in foreign securities that are issued in the form of American Depositary Receipts ("ADRs") or foreign stocks that are registered with the SEC and traded in the U.S.

Maxim Bernstein International Equity Portfolio (formerly, Maxim Templeton International Equity Portfolio) seeks long-term capital growth. Under normal circumstances, this portfolio invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of companies located outside the U.S., including those in emerging markets. The portfolio will focus on the market price of a company's securities relative to the company's potential long-term earnings, asset value and cash flow potential. The company's historical value measures including price/earnings ratio, profit margins and liquidation value will also be considered, but are not limiting factors.

Maxim Profile Portfolios
Each of the following five Profile Portfolios seeks to provide an asset allocation program designed to meet certain investment goals based on an investor's risk tolerance.

Maxim Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments.

Maxim Moderately Aggressive Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize equity investments, and, to a lesser degree, emphasizing fixed income investments.

Maxim Moderate Profile I Portfolio seeks long-term capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, with a relatively equal emphasis on equity and fixed income investments.

Maxim Moderately Conservative Profile I Portfolio seeks capital appreciation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments, and to a lesser degree equity investments.

Maxim Conservative Profile I Portfolio seeks capital preservation primarily through investments in other mutual funds, including mutual funds that are not affiliated with Maxim Series Fund, that emphasize fixed income investments.

The Alger American Fund

Alger American Balanced Portfolio (Class O) seeks current income and long-term capital appreciation. This portfolio focuses on stocks of companies with growth potential and fixed-income securities, especially those which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds that are rated within the four highest categories by an established rating agency or, if not rated, which are determined by the portfolio manager to be of comparable quality. Under normal circumstances, at least 25% of the portfolio's net assets are invested in fixed-income senior securities. This Investment Division is no longer open to incoming transfers and does not accept new Contributions.

Alger American MidCap Growth Portfolio (Class O) seeks long-term capital appreciation. This portfolio focuses on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies that, at the time of purchase of the securities, have a market capitalization within the range of companies included in the Russell MidCap Growth Index or the S&P MidCap 400 Index, updated quarterly.

Fidelity Variable Insurance Products Funds

Fidelity VIP Growth Portfolio (Initial Class) seeks capital appreciation primarily by investing in common stocks. The Portfolio normally invests its assets primarily in common stocks of companies that are believed to have above-average growth potential (stocks of these companies are often called `growth' stocks). Growth may be measured by factors such as earnings or revenue. The Portfolio may also invest in domestic and foreign issuers.

Fidelity VIP Contrafund(R) Portfolio (Initial Class) seeks long-term capital appreciation by investing primarily in common stocks. The Portfolio normally invests its assets in securities of companies whose value is believed to be not fully recognized by the public. The Portfolio may invest in domestic and foreign issuers and may also invest in either "growth" or "value" stocks or both.

Janus Aspen Series

Janus Aspen Series Worldwide Growth Portfolio (Institutional Shares) seeks long-term growth of capital in a manner consistent with the preservation of capital. The portfolio invests in common stocks of companies of any size throughout the world. The portfolio normally invests in issuers from several different countries, including the United States. The portfolio may, under certain circumstances, invest in a single country. The portfolio may have significant exposure to emerging markets.

Columbia Funds Variable Investment Trust

Columbia Asset Allocation Fund, Variable Series (Class A) seeks high total investment return. The fund's investment adviser allocates the fund's assets among various classes of equity and debt securities, including: large capitalization ("large-cap") growth stocks; large-cap value stocks; middle capitalization ("mid-cap") growth stocks; mid-cap value stocks; small capitalization ("small-cap") growth stocks; small-cap value stocks; real estate investment trust ("REITs"); foreign stocks; investment grade bonds; and, non-investment grade bonds. The fund may also purchase derivative instruments, such as futures, options, swap contracts , and inverse floaters, to gain or reduce exposure to particular securities or segments of the bonds markets. Each asset class is managed by a separate portfolio manager or team with experience in investing in that particular class. The fund's lead portfolio manager will allocate the fund's assets among the various asset classes. The lead portfolio manager will adjust the number of asset classes, as well as the portfolio of the fund's assets allocated to each asset class, from time to time, based on his assessment of such factors as relative attractiveness, valuation, fundamentals, quantitative analyses, economic and market expectations, and recommendations of the investment strategy group of the fund's adviser. In selecting equity securities, the adviser favors stocks with long-term growth potential that are expected to outperform their peers over time. The adviser also forecasts the direction and degree of change in long-term interest rates to help in the selection of debt securities. Investment grade debt securities purchased by the fund will have one of the top four ratings assigned by Standard & Poor's Rating Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or will be unrated securities determined by the adviser to be of comparable quality. When deemed appropriate by the adviser, however, the fund may invest up to 10% of its net assets in non-investment grade debt securities (also known as "junk bonds"). The fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

The fund may purchase derivative instruments, such as futures, options, swap contracts, and inverse floaters, to gain or reduce exposure to particular securities or segments of the bonds markets. Derivatives are financial instruments whose values depend on, or derived from, the value of an underlying security, index or currency. The fund may use derivatives for both hedging and non-hedging purposes, such as to adjust the fund's sensitivity to changes in interest rates, or to offset a potential loss in one position by establishing an opposite position. The fund typically uses derivatives in an effort to achieve more efficiently economic exposures similar to those it could have achieved through the purchase and sale of fixed income securities. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to investments of that kind. The fund may also invest up to 25% of its net assets in foreign securities and up to 10% of its net assets in REITs.

At times, the advisor may maintain cash positions for liquidity purposes, temporary defensive purposes, or to implement the Fund's active allocation strategy. The Fund will sell a portfolio security when, as a result of changes in the economy, the advisor determines it is appropriate to revise the allocation of the Fund's assets. A security may also be sold as a result of an actual or expected deterioration in the performance of the security or in the financial condition of the issuer of the security. As part of its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and produce capital gains and losses.

Pioneer Variable Contracts Trust

Pioneer Equity Income VCT Portfolio II seeks current income and long-term growth of capital from a portfolio consisting of primarily income producing equity securities of U.S. corporations.



The following Eligible Funds are publicly offered mutual funds:


AIM Funds

AIM Large Cap Growth Fund (Class A) seeks long term growth of capital. This fund seeks to meet its objective by investing, normally, at least 80% of its total assets in securities of large-capitalization companies. The fund considers a company to be a large-capitalization company if at the time of purchase, it is included in the Russell 1000(R) Index during the most recent 11-month period, (based on the most recent month-end data), plus the most recent data during the current month. The portfolio managers purchase securities of a limited number of large-cap that they believe have the potential for above-average growth in revenues and earnings. The fund may invest in convertible securities and synthetic instruments. The fund may invest up to 25% in foreign securities and may engage in active and frequent trading which can increase transaction costs.

For risks associated with investing in the fund, please see the prospectus.

This Fund is no longer open to incoming transfers and does not accept new contributions.

AIM Dynamics Fund (Investor Share Class) seeks long-term growth of capital. It normally invests at least 65% of its net assets in common stocks of mid-sized companies which are defined as companies that, at the time of purchase, are included in the Russell MidCap(R) Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund's portfolio invests in (1) "core holdings", which are industry leaders serving growing, non-cyclical markets whose performance tends to remain constant regardless of economic conditions; and (2) "earnings-acceleration" holdings that are driven by near-term catalysts such as new products, improved processes, and/or specific economic conditions which ma lead to rapid sales and earnings growth. The advisor strives to control the fund's volatility and risk by diversifying fund holdings across sectors and also by building a portfolio of 100 to 120 stocks with approximately equal weights For risks associated with investing in the fund, please see the fund's prospectus.

This Investment Division is no longer open to incoming transfers and does not accept new Contributions.

AIM Small Cap Growth Fund (Class A) seeks long-term growth of capital. Under normal market conditions, the fund seeks to meet this objective by normally investing at least 80% of its assets in securities of small-capitalization companies. In selecting securities for the fund's portfolio, the portfolio managers seek to identify those companies that have strong earnings momentum or demonstrate other potential for growth of capital. The portfolio managers anticipate that the fund, when fully invested, will generally be comprised of companies that are currently experiencing a greater than expected increase in earnings. The fund may invest up to 25% of its total assets in foreign securities. The fund may also invest up to 20% of its assets in equity securities of issuers that have market capitalizations, at the time of the purchase, in other market capitalization ranges and in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments. . For additional information regarding the impact of IPO investments on the fund's performance, please see the fund's prospectus.

American Century Funds (Investor Class)
American Century Equity Income Fund seeks to provide current income. Capital appreciation is a secondary objective. The fund seeks to meet these objectives by investing in securities that the fund's managers believe have a favorable income-paying history that have prospects for dividend payments to continue or increase. The fund managers also look for securities of companies that they believe are undervalued and have the potential for an increase in price. The fund seeks to receive dividend payments that provide a yield that exceeds the yield of the stocks comprising the S&P 500 Index. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices or may be outside the companies' historical ranges. The fund managers also look for companies whose dividend payments appear high when compared to the stock price. The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 85% of the fund's assets invested in income-paying securities and at least 80% of its assets in equity securities at all times.

American Century Income & Growth Fund seeks to provide long-term capital growth. Income is a secondary objective. The fund seeks to meet these objectives by investing in common stocks primarily from the largest 1,500 publicly traded U.S. companies (measured by the value of their stock). This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the fund managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the fund managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates. The fund managers' goal is to create a fund that provides better returns than the Standard & Poor's 500 Index, without taking on significant additional risk. The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally.


American Funds

American Funds Growth Fund of America (Class R3) seeks to provide growth of capital. The fund invests primarily in common stocks. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500 Composite Index. Investments outside the United States may be subject to certain risks. The fund may invest up to 10% of its assets in lower quality nonconvertible debt securities (rated Ba or below by Moody's Investors Service and BB or below by Standard & Poor's Corporation or unrated but determined to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.



Artisan Funds, Inc.
Artisan International Fund (Investor Class) seeks maximum long-term capital growth. Under normal market conditions, this fund seeks to meet this objective by investing at least 65% of its net assets at market value in stocks of foreign companies, in a portfolio that is broadly diversified by country, industry and company.


Davis Funds

Davis New York Venture Fund (Class R) seeks long-term growth of capital. The fund invests the majority of it's assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The fund has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities. Davis Advisors conduct extensive research to identify well-managed companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value.


Federated Equity Funds
Federated Capital Appreciation Fund (Class A) seeks to provide capital appreciation. Under normal market conditions, the fund invests primarily in common stock of companies with large and medium market capitalizations that offer superior growth prospects or of companies whose stock is undervalued.

Franklin Strategic Series Funds
Franklin Small-Mid Cap Growth Fund (Class A) seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in equity securities of U.S. small cap and mid cap companies. Shareholders will be given 60 days' advance notice of any change to this policy. The fund considers mid cap companies to be companies with market cap values not exceeding $8.5 billion and small cap companies to be companies with market cap values not exceeding: (i) $1.5 billion; or (ii) the highest market cap value in the Russell 2000 Index; whichever is greater at the time of purchase. The Russell 2000 Index consists of 2,000 small companies that have publicly traded securities. Market capitalization is defined as share price multiplied by the number of common stock shares outstanding. In most instances, the fund manager intends to continue to hold an investment for further capital growth opportunities even if, through market appreciation, the company's market cap value exceeds the small or mid cap measures described above.

Janus Funds
Janus Twenty Fund seeks long-term growth of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in a core group of 20-30 common stocks.

Janus Worldwide Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks of companies of any size located throughout the world. The fund normally invests in issuers from several different countries, including the United States; however, the fund may, under unusual circumstances, invest in fewer than five countries or even a single country. The fund may have significant exposure to emerging markets.

Janus Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. Under normal market conditions, it seeks to meet this objective by investing primarily in common stocks selected for their growth potential. The fund normally concentrates its investments in larger, more established companies.

Legg Mason Equity Funds
Legg Mason Value Trust (Financial Intermediary Class) seeks long-term growth of capital. Under normal market conditions, the fund invests primarily in equity securities that, in the adviser's opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser's assessment of their intrinsic value. Intrinsic value, according to the adviser, is the value of the company measured, to different extents depending on the type of company, by factors such as, but not limited to, the discounted value of its projected future free cash flows, the company's ability to earn returns on capital in excess of its cost of capital, private market values of similar companies and the costs to replicate the business.


Mainstay Funds

Mainstay Small Cap Opportunity Fund (Class A) seeks high total return. Total return is a combination of income and realized and unrealized capital gains. The fund normally invests at least 80% of its assets in common and preferred stocks of companies with market capitalizations, at the time of investment, similar to the companies in the Russell 2000(R) Index, the S&P SmallCap 600(R) Index, or a universe selected from the smallest 2,000 companies and largest 3,000 companies ranked by market capitalization. The fund invests primarily in small-capitalization stocks that the fund's investment adviser determines have strong or improving fundamental characteristic and have been overlooked by the marketplace or "underpriced" relative to the rest of the fund's small cap universe. Under normal conditions, the investment adviser keeps the fund fully invested rather than taking temporary cash positions. The fund may lend its portfolio securities in an amount up to 20% of the value of the fund's total assets and may invest in common stock, other equity securities and in equity-related securities, such as preferred stock (including convertible preferred stock), and debt securities convertible into common stock. The fund may purchase large-capitalization stocks for additional liquidity and engage in active trading. The fund considers large-capitalization stocks to be the top 5% of companies sorted by market capitalization. The fund may also invest in foreign securities, but only in countries the investment adviser considers stable and only in securities the investment adviser considers to be of high quality.


MFS(R) Strategic Growth Fund
MFS Strategic Growth Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests at least 65% of its net assets in common stocks and related securities, such as preferred stock, bonds, warrants, or rights convertible into stock and depositary receipts for these securities, of companies which the fund's investment adviser believes offer superior prospectus for growth. Equity securities may be listed on a securities exchange or traded in the over-the-counter markets.

Oppenheimer Funds
Oppenheimer Capital Appreciation Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests mainly in common stocks of "growth companies." These may be newer companies or established companies of any capitalization range that the investment adviser believes may appreciate in value over the long term.

Oppenheimer Global Fund (Class A) seeks capital appreciation. Under normal market conditions, the fund invests mainly in common stocks of U.S. and foreign companies. The fund can invest without limit in foreign securities and can invest in any country, including countries with developed or emerging markets. However, the fund currently emphasizes investments in developed markets such as the United States, Western Europe countries and Japan. The fund does not limit its investments to companies in a particular capitalization range, but currently focuses its investments in mid- and large-cap companies. The fund is not required to allocate its investments in any set percentages in any particular countries. As a fundamental policy, the fund normally will invest in at least three countries (one of which may be the United States). Typically, the fund invests in a number of different countries.

PIMCO Funds
PIMCO Total Return Fund (Administrative Class) seeks maximum total return, consistent with preservation of capital and prudent investment management. Under normal market conditions, the fund seeks to achieve its investment objective by investing at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration normally varies within a three- to six-year time frame based on the investment adviser's forecast for interest rates.

RS Investment Trust
RS Diversified Growth Fund seeks long-term capital growth. Under normal market conditions, the fund typically invests in a diversified portfolio of small-capitalization growth companies across a broad mix of industries. The fund principally invests in equity securities of companies with market capitalizations of up to 120% of the market capitalization of the largest company included in the Russell 2000(R) Index on the last day of the most recent quarter. The fund may at times invest a substantial portion of its assets in technology companies.
RS Emerging Growth Fund seeks capital appreciation. Under normal market conditions, the fund invests principally in smaller, rapidly growing emerging companies. Although the fund may invest without limit in companies of any size, it is likely, under current market conditions, that a substantial amount of its investments will be in companies with market capitalizations of $2.0 billion or less. The fund may at times invest a substantial portion of its assets in technology companies.

STI Classic Funds
STI Classic Small Cap Growth Stock Fund (Class I) seeks to provide long-term capital appreciation by investing in primarily equity U.S. traded small cal common stocks of growth companies with market capitalizations between $5 million and $3 billion in size.

The Jensen Portfolio
The Jensen Portfolio (Class R) seeks long-term capital appreciation. The fund invests primarily in the common stocks of approximately 25 companies selected according to the specific, long-term investment criteria established by the fund's investment adviser. A company must have satisfied the following criteria to be selected for investment by the fund: (1) attained a return on equity of at least 15% per year for each of the prior 10 years; (2) be in excellent financial condition based on certain qualitative factors such as ability to grow its business from excess cash flow; (3) be selling at a significant discount to its intrinsic value (as determined by the fund's investment adviser); (4) demonstrate commitment to increasing shareholder value by acquiring companies that contribute to their competitive advantage, paying off debt, repurchasing outstanding shares or increasing dividends; (5) in the fund's investment adviser's opinion, established entry barriers as evidenced by: (a) differentiated products which can be protected from competition by patents, copyright protection, effective advertising or other means; (b) economies of scale in production, marketing or maintenance of the company's products or services; (c) absolute cost advantages, such as obtaining raw materials at lower costs; (d) capital requirements at a level which make it impractical for other firms to enter the business; or (e) other sustainable competitive advantages identified by the fund's investment adviser; and (6) in the fund's investment adviser's opinion, have the capability of continuing to meet the above criteria.


Van Kampen Investments

Van Kampen Comstock Fund (Class R) seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the fund's investment adviser seeks to achieve the fund's investment objective by investing in a portfolio of equity securities, consisting principally of common stocks. The fund emphasizes a value style of investing seeking well-established, under valued companies believed by the fund's investment adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the fund's investment adviser of the capital growth and income potential of such securities materially change. The fund may invest up to 25% of its total assets in securities of foreign issuers. The fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.


Eligible Fund Investment Advisers

AIM Funds are advised by A I M Advisors, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

Alger American Fund is advised by Fred Alger Management, Inc., 111 Fifth Avenue, New York, New York 10003.

American Century Investor Class Equity Income Fund and American Century Income & Growth Fund are advised by American Century Investment Management, Inc., 4500 Main Street, Kansas City, Missouri 64111.


American Funds Growth Fund of America is advised by Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071.


Artisan International Fund is advised by Artisan Partners Limited Partnership, 875 East Wisconsin Avenue, Suite 800, Milwaukee, Wisconsin 53202.


Columbia Funds Variable Investment Trust is advised by Columbia Management Group, Inc., One Financial Center, Boston, MA 02111.

Davis New York Venture Fund is advised by Davis Select Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.


Federated Equity Funds are advised by Federated Equity Management Company of Pennsylvania, Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222.

Fidelity Variable Insurance Products Fund is advised by Fidelity Management & Research Company, 2 Devonshire Street, Boston Massachusetts 02109.

Franklin Small-Mid Cap Growth Fund is advised by Franklin Advisers, Inc., One Franklin Parkway, San Mateo, California 94403.

Janus Aspen Series is advised by Janus Capital Management LLC, 151 Detroit Street, Denver, Colorado 80206.

Janus Worldwide Fund, Janus Fund and Janus Twenty Fund are advised by Janus Capital Management, LLC, 151 Detroit Street, Denver, Colorado 80206.

Legg Mason Equity Funds are advised by Legg Mason Funds Management, Inc., 100 Light Street, Baltimore, Maryland 21202.


Mainstay Small Cap Opportunity Fund is advised by New York Life Investment Management LLC, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.


Maxim Series Fund, Inc. is advised by GW Capital Management, LLC (doing business as Maxim Capital Management, LLC ("MCM")), 8515 E. Orchard Road, Greenwood Village, Colorado 80111, a wholly owned subsidiary of Great-West.

MFS Strategic Growth Fund is advised by Massachusetts Financial Services Company, 500 Boylston Street, Boston, Massachusetts 02116.

Oppenheimer Funds are advised by OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281.

PIMCO Funds are advised by Pacific Investment Management Company LLC, 840 Newport Center Drive, Newport Beach, California 92660.

Pioneer Variable Contracts Trust is advised by Pioneer Investment Management, Inc., 60 State Street, Boston, Massachusetts 02109.

RS Diversified Growth Fund and RS Emerging Growth Fund are advised by RS Investment Management, L.P., 388 Market Street, Suite 1700, San Francisco, California 94111.

STI Classic Funds are managed by Trusco Capital Management, Inc., 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

The Jensen Portfolio, Inc. is managed by Jensen Investment Management, Inc., 2130 Pacwest Center, 1211 SW Fifth Avenue, Portland, Oregon 97204.


Van Kampen Comstock Fund is advised by Van Kampen Asset Management, 1221 Avenue of the Americas, New York, New York 10020.


Maxim Series Fund Sub-Advisers

Maxim Series Fund currently operates under a manager-of-managers structure under an SEC order granting exemptions, which permits MCM, without shareholder approval, to hire sub-advisors to manage the investment and reinvestment of the assets of the Portfolios of Maxim Series Fund, Inc. These sub-advisers are subject to the review and supervision of MCM and the board of directors of Maxim Series Fund, Inc.

Ariel Capital Management, LLC serves as the sub-adviser to the Maxim Ariel Mid-Cap Value Portfolio and the Maxim Ariel Small-Cap Value Portfolio. Ariel is located at 200 E. Randolph Drive, Chicago, Illinois 60601.

BNY Investment Advisors serves as the sub-adviser of the Maxim Stock Index, Maxim Index 600, Maxim Growth Index and Maxim Value Index Portfolios. BNY is located at One Wall Street, New York, New York 10286.

INVESCO Global Asset Management (N.A.), Inc. serves as the sub-adviser to the Maxim INVESCO ADR Portfolio. INVESCO Global Asset Management (N.A.), Inc. is located at 1360 Peachtree Street, Atlanta, Georgia 30309.

Loomis, Sayles & Company, LP ("Loomis Sayles") serves as the sub-adviser to the Maxim Loomis Sayles Bond Portfolio and the Maxim Loomis Sayles Small-Cap Value Portfolio. Loomis Sayles is located at One Financial Center, Boston, Massachusetts 02111.

Trusco Capital Management, Inc. serves as the sub-adviser of the Maxim Trusco Small-Cap Growth Portfolio. Trusco is located at 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303.

Alliance Capital Management L.P. ("Alliance") serves as the sub-advisor for the Maxim Bernstein International Equity Portfolio. Alliance is located at 1345 Avenue of the Americas, New York, New York, 10105.

T. Rowe Price Associates, Inc. serves as the sub-adviser to the Maxim T. Rowe Price Equity/Income Portfolio and the Maxim T. Rowe Price MidCap Growth Portfolio. T. Rowe Price is located at 100 East Pratt Street, Baltimore, Maryland 21202. It is a wholly owned subsidiary of the T. Rowe Price Group, Inc.

Reinvestment and Redemption

All dividend distributions and capital gains made by an Eligible Fund will be automatically reinvested in shares of that Eligible Fund on the date of distribution. We will redeem Eligible Fund shares to the extent necessary to make annuity or other payments under the Group Contracts.

Meeting Investment Objectives

Meeting investment objectives depends on various factors, including, but not limited to, how well the Eligible Fund managers anticipate changing economic and market conditions. There is no guarantee that any of these Eligible Funds will achieve their stated objectives.

Where to Find More Information About the Eligible Funds

Additional information about the Eligible Funds can be found in the current prospectuses for the Eligible Funds, which can be obtained by calling Great-West at 800-701-8255, or by writing to Great-West at D790 - Great-West Retirement ServicesSM Marketing, P.O. Box 1700, Denver, Colorado 80201-9952. The Eligible Funds' prospectuses should be read carefully before you make a decision to invest in an Investment Division.



THE GROUP CONTRACTS

Group Contract Availability

The Group Contract is generally purchased by employers or certain associations or organizations to fund their retirement plans. We issue the Group Contract in connection with:
o 401(a) Plans;
o 401(k) Plans;
o 403(b) Plans;
o 457(b) or (f)Plans;
o 415(m) Plans; and
o NQDC Plans.
The Group Contract is generally owned by the employer, association or organization. For Group Contracts issued in connection with certain 403(b) Plans, the Group Contractowner has no right, title or interest in the amounts held under the Group Contract and the Participants make all elections under the Group Contract. For all other plans, Participants have only those rights that are specified in the plan.

Purchasing an Interest in the Group Contract

Eligible organizations may acquire a Group Contract by completing and sending to us the appropriate forms. Once we approve the forms, we issue a Group Contract to the Group Contractowner. If you are eligible to participate in the plan, you may purchase an interest in a Group Contract by completing an enrollment form and giving it to your employer or Group Contractowner, as applicable or a GWFS representative. Your Participant enrollment form will be forwarded to us for processing. Please consult with your employer or the Group Contractowner, as the case may be, for information concerning your eligibility to participate in the plan and the Group Contract.

Contributions

Your employer will send us contributions on your behalf. Except as limited by the Code or your plan, there is no minimum amount or number of Contributions. You can make Contributions at any time before your Annuity Commencement Date. We will receive a report of the amount paid as Contributions and this report is conclusive and binding on the Group Contractowner and any person or entity claiming an interest under the Group Contract. When the Group Contractowner's report does not coincide with the Contributions received and the inconsistency is not resolved within a period of time required under the law, Great-West will return the Contribution to the payor.

Participant Annuity Account

When we approve your Participant enrollment form we will establish a Participant Annuity Account in your name to reflect all of your transactions under the Group Contract. You will receive a statement of your Participant Annuity Account Value no less frequently than annually. You may also review your Participant Annuity Account Value through KeyTalk(R) or via the Internet.

Assignments and Transfers

In general, the interest of any Participant or Group Contractowner may not be transferred, sold, assigned, pledged, charged, encumbered or in any way alienated by any of them.

ACCUMULATION  PERIOD

Participant Enrollment Form and Initial Contribution

o For 403(b) Plans (other than employer-sponsored plans):

If your Participant enrollment form is complete, we will allocate your initial Contributions to the Investment Divisions according to the instructions in your Participant enrollment form within two business days of receipt at our Administrative Offices. If your Participant enrollment form is incomplete, we will immediately place your initial Contributions in the Maxim Money Market Investment Division while we try to complete the Participant enrollment form. Upon completion of your Participant enrollment form, the initial Contribution will be allocated to the Investment Divisions according to your instructions in the Participant enrollment form. If your Participant enrollment form remains incomplete after 105 days we will return your Contribution along with investment earnings (if any).

o For all other plans:

If your Participant enrollment form is complete we will allocate your initial Contributions to the Investment Divisions pursuant to instructions in your Participant enrollment form, within two business days of receipt at our Administrative Offices. If your Participant enrollment form is incomplete, we will contact you or the Group Contractowner to obtain the missing information. If your Participant enrollment form remains incomplete for five business days, we will immediately return your Contributions. If we complete a Participant enrollment form within five business days of our receipt of the incomplete Participant enrollment form, we will allocate your initial Contribution within two business days of the Participant enrollment form's completion in accordance with your allocation instructions. However, if your Participant enrollment form is incomplete solely because you have not provided complete allocation instructions, we will consider the Participant enrollment form to be complete if the Group Contractowner has directed us to allocate your initial Contribution to a specified Investment Division or Fixed Option as authorized by the specific retirement plan.

Free Look Period

Where required by law, you may have the ability to cancel your interest in the Group Contract for any reason by delivering or mailing a Request to cancel to our Administrative Offices or to an authorized agent of GWL&A within 10 days after GWL&A receives your completed application form (or longer where required by law). We must receive your cancellation Request in person or postmarked prior to the expiration of the free look period. Upon cancellation, we will refund the greater of (1) Contributions, less partial withdrawals; or, (2) your Participant Annuity Account Value.

Subsequent Contributions

We will allocate subsequent Contributions according to the allocation instructions you provided in the Participant enrollment form. We will allocate Contributions on the Valuation Date we receive them.

You may change your allocation instructions at any time by Request. Such change will be effective the later of (1) the date you specify in your Request or (2) the Valuation Date on which we receive your request at our Administrative Offices. Once you change your allocation instructions, those instructions will be effective for all subsequent Contributions until changed.

Participant Annuity Account Value

Before the Annuity Commencement Date, your Participant Annuity Account Value is the total value of your Variable and Guaranteed Sub-Accounts.

Before the Annuity Commencement Date, the Variable Account Value is the total dollar amount of all Accumulation Units credited to you. When you allocate Contributions or Transfer to an Investment Division we credit you with Accumulation Units. We determine the number of Accumulation Units credited to you by dividing your Contribution, less any applicable premium tax, or Transfer to an Investment Division by that Investment Division's Accumulation Unit value. The number of Accumulation Units will decrease for charges deducted and Transfers, withdrawals, or loans, if available for the Investment Division. We determine the Accumulation Unit value on each Valuation Date.

We calculate each Investment Division's Accumulation Unit value at the end of each Valuation Period by multiplying the value of that unit at the end of the prior Valuation Period by the Investment Division's Net Investment Factor for the Valuation Period. The formula used to calculate the Net Investment Factor is set forth in Appendix B. Your Variable Account Value reflects the value of the Accumulation Units credited to you in each Investment Division.

The value of an Investment Division's assets is determined at the end of each Valuation Date.

Your Variable Account Value will reflect the investment performance of the selected Investment Division(s) which in turn reflect the investment performance of the corresponding Eligible Funds, which we factor in by using the Net Investment Factor referred to above.

Making Transfers

Prior to your Annuity Commencement Date, you can Transfer your Participant Annuity Account Value among the Investment Divisions and the Fixed Options subject to the following limitations:

     o You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Investment Divisions and/or the Daily Interest Guaranteed Fixed Option at any time by Request.

     o You may Transfer all or a portion of your Participant Annuity Account Value held in any of the Guaranteed Certificate Funds Fixed Options only at Certificate maturity by Request. (See your Group Contract for more information.)

     o You may Transfer all or a portion of your Participant Annuity Account into the Guaranteed Fixed Fund (GFF) at any time. However, the percentage available for Transferring out of the GFF will range from 20% to 100% of the previous December 31 account balance. (See your Group Contract for more information.)

Your Request must specify:

     o    the amounts being transferred,
     o the Investment Division(s) or Fixed Options from which the Transfer is to be made, and
     o the Investment Division(s) or Fixed Options that will receive the Transfer.

Currently, there is no limit on the number of Transfers you can make among the Investment Divisions each calendar year. However, we reserve the right to limit the number of Transfers you make. There is no charge for Transfers.

You may make Transfers by telephone or through the Internet. We will use reasonable procedures in monitoring and accepting telephonic and Internet Transfer Requests designed to ensure that those Requests are genuine such as requiring certain identifying information, tape recording telephone instructions, and providing written confirmation of a transaction. We will not be liable for losses resulting from telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to suspend telephone or Internet transaction privileges at any time, for some or all Group Contracts, and for any reason. Withdrawals are not permitted by telephone.

A Transfer will take effect on the later of the date designated in the Request or the Valuation Date that we receive the Transfer Request at our Administrative Offices. If we receive a Transfer Request within 30 days of the Annuity Commencement Date, we may delay the Annuity Commencement Date by not more than 30 days. Additional Transfer conditions apply to Transfers to or from the Fixed Options. Please see your Group Contract for more information.

We reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges at any time. Transfer restrictions may be necessary to protect investors from the effect large and/or numerous Transfers can have on portfolio management. Moving large amounts of money may also cause a substantial increase in Eligible Fund transaction costs which must be borne by you.

Although you are permitted to make transfers by telephone or through the Internet, we reserve the right to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you. Transfer Requests by fax will not be accepted. Transfers among the Investment Divisions may also be subject to terms and conditions imposed by the Eligible Funds.

Market Timing & Excessive Trading


The Group Contracts are intended for long-term investment and not for the purpose of market timing or excessive trading activity. Market timing activity may dilute the interests of Participants in the underlying Eligible Funds. Market timing generally involves frequent or unusually large transfers that are intended to take advantage of short-term fluctuations in the value of an Eligible Fund's portfolio securities and the reflection of that change in the Eligible Fund's share price. In addition, frequent or unusually large transfers may harm performance by increasing Eligible Fund expenses and disrupting Eligible Fund management strategies. For example, excessive trading may result in forced liquidations of portfolio securities or cause the Eligible Fund to keep a relatively higher cash position, resulting in increased brokerage costs and lost investment opportunities.

We maintain procedures designed to discourage market timing and excessive trading (collectively, "prohibited trading") by Participants. As part of those procedures, we will rely on the Eligible Funds to monitor for such activity. If prohibited trading is suspected by an Eligible Fund, we will provide a report of the Participant's trading activity to the Eligible Fund. The Eligible Fund will determine whether such activity constitutes prohibited trading. If it does, GWL&A will contact the Participant to request that the Participant cease prohibited trading. Some Eligible Funds may require that trading restrictions be implemented immediately without warning, in which case we will notify the Participant and the plan of the restriction imposed by the Eligible Fund(s), as applicable.

Upon request of the Eligible Fund, we will provide subsequent reports of the Participant's trading activity to the Eligible Fund. If based on a report, the Eligible Fund determines that the Participant has not ceased prohibited trading, the Eligible Fund will instruct us to warn the Participant that a trading restriction imposed by the Eligible Fund may apply. If the plan continues to offer the Eligible Fund(s), the following Eligible Fund trading restriction applies:

           Upon receipt of instructions from an Eligible Fund, we will restrict the Participant from making transfers into the identified Eligible Fund(s) for the period of time specified by the Eligible Fund(s). Restricted Participants will be permitted to make transfers out of the identified Eligible Fund(s) to other available Eligible Fund(s). When the Eligible Fund's restriction period has been met, the Participant will automatically be allowed to resume transfers into the identified Eligible Fund(s).

Additionally, if prohibited trading persists, the Eligible Fund may, pursuant to its prospectus and policies and procedures, reject all trades initiated by the plan, including those trades of individuals who are not engaging in improper trading. Inherently subjective judgments will be involved if an Eligible Fund decides to reject all trades initiated by a plan. The discretionary nature of our procedures creates a risk that we may treat some plans or some Participants differently than others.

Please note that the Series Account's market timing procedures are such that the Series Account does not impose trading restrictions unless or until an Eligible Fund first detects and notifies us of prohibited trading activity. Accordingly, we cannot prevent all prohibit trading activity before it occurs, as it may not be possible to identify it unless and until a trading pattern is established. To the extent the Eligible Funds do not detect and notify us of prohibited trading or the trading restrictions we impose fail to curtail it, it is possible that a market timer may be able to make prohibited trading transactions with the result that the management of the Eligible Funds may be disrupted and the Participants may suffer detrimental effects such as increased costs, reduced performance, and dilution of their interests in the affected Eligible Funds.

We endeavor to ensure that our procedures are uniformly and consistently applied to all Participants, and we do not exempt any persons from these procedures. A plan sponsor, however, may elect to implement plan level restrictions to curb improper trading by Participants. To the extent that such procedures are effective, we will not receive requests for information concerning trading activity from the Eligible Funds or requests to implement the trading restrictions above. In addition, we do not enter into agreements with Participants whereby we permit prohibited trading. Subject to applicable state law and the terms of each Group Contract, we reserve the right without prior notice to modify, restrict, suspend or eliminate the Transfer privileges (including telephone Transfers) at any time, to require that all Transfer Requests be made by you and not by your designee, and to require that each Transfer Request be made by a separate communication to us. We also reserve the right to require that each Transfer Request be submitted in writing and be signed by you.

The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds should describe any policies and procedures relating to restricting prohibited trading. The frequent trading policies and procedures of an Eligible Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other Eligible Funds and the policies and procedures we have adopted to discourage prohibited trading. For example, an Eligible Fund may impose a redemption fee. Participants should also be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the respective Eligible Funds that would be affected by the transfers. Under rules recently adopted by the Securities and Exchange Commission, however, effective April 16, 2007, we will be required to: (1) enter into a written agreement with each Eligible Fund or its principal underwriter that will obligate us to provide to the Eligible Fund promptly upon request certain information about the trading activity of individual Participants, and (2) execute instructions from the Eligible Fund to restrict or prohibit further purchases or transfers by specific Participants who violate the frequent trading policies established by the Eligible Fund.

We may revise our market timing and excessive trading policy and related procedures at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to comply with state or federal regulatory requirements or to impose additional or alternative restrictions on Participants engaging in prohibited trading. In addition, our orders to purchase shares of the Eligible Funds are generally subject to acceptance by the Eligible Fund, and in some cases an Eligible Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any Participant's Transfer Request if our order to purchase shares of the Eligible Fund is not accepted by, or is reversed by, an applicable Eligible Fund.

You should note that other insurance companies and retirement plans may also invest in the Eligible Funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the Eligible Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. Omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The nature of such orders may limit the Eligible Funds' ability to apply their respective frequent trading policies and procedures. As a result, there is a risk that the Eligible Funds may not be able to detect potential prohibited trading activities in the omnibus orders they receive. We cannot guarantee that the Eligible Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the Eligible Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investments in the Eligible Funds. In addition, if an Eligible Fund believes that an omnibus order we submit may reflect one or more Transfer Requests from a Participant engaged in frequent transfer activity, the Eligible Fund may reject the entire omnibus order and thereby interfere with our ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire Transfer Request if any part of it is not accepted by or is reversed by an Eligible Fund.



Automatic Custom Transfers

Dollar Cost Averaging

You may arrange for systematic Transfers from any Investment Division to any other Investment Division. These systematic Transfers may be used to Transfer values from the Maxim Money Market Investment Division to other Investment Divisions as part of a dollar cost averaging strategy. Dollar cost averaging does not assure a greater profit, or any profit, and will not prevent or necessarily alleviate losses in a declining market. It does, however, allow you to buy more units when the price is low and fewer units when the price is high. Over time, your average cost per unit may be more or less than if you invested all your money at one time.

You can set up automatic dollar cost averaging on the following frequency periods: monthly, quarterly, semi-annually or annually. Your Transfer will be initiated on the Valuation Date you select one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using dollar cost averaging.

If there are insufficient funds in the applicable Variable Sub-Account on the date your Transfer is scheduled, your Transfer will not be made. However, your dollar cost averaging Transfers will resume once there are sufficient funds in the applicable Variable Sub-Account. Dollar cost averaging will terminate automatically when you start taking payments from an annuity payment option.

Dollar cost averaging Transfers must meet the following conditions:

o The minimum amount that can be Transferred out of an Investment Division is $100 per month.

o You must: (1) specify the dollar amount to be Transferred, (2) designate the Investment Division(s) to which the Transfer will be made, and (3) designate the percent of the dollar amount to be allocated to each Investment Division into which you are transferring money. The Accumulation Unit values will be determined on the Transfer date.

Great-West reserves the right to modify, suspend or terminate dollar cost averaging at any time for any reason.

Rebalancer

Because the value of your Variable Sub-Accounts will fluctuate with the investment performance of the Investment Division, your asset allocation plan percentages may become out of balance over time. Rebalancer allows you to automatically reallocate your Variable Account Value to maintain your desired asset allocation. Participation in Rebalancer does not assure a greater profit, nor will it prevent or necessarily alleviate losses in a declining market.

You can set up Rebalancer as a one-time Transfer or on a quarterly, semi-annual or annual basis. If you select to rebalance only once, the Transfer will take place on the Valuation Date specified in your Request.

If you select to rebalance on a quarterly, semi-annual or annual basis, the first Transfer will be initiated on the transaction date one frequency period following the date of the Request. For example, if we receive a Request for quarterly Transfers on January 9, your first Transfer will be made on April 9 (or the following business day, as applicable) and every three months on the 9th thereafter. Transfers will continue on that same day each interval unless terminated by you or for other reasons as set forth in the Group Contract. There will be no additional cost for using Rebalancer.

On a Rebalancing Valuation Date your money will be automatically reallocated among the Investment Divisions based on your allocation instructions. You can change your allocation instructions at any time by Request. The Rebalancer option will terminate automatically when you start taking payments from an annuity payment option.

Rebalancer Transfers must meet the following conditions:

o Your entire Variable Account Value must be included.

o You must specify the percentage of your Variable Account Value you would like allocated to each Investment Division and the frequency of rebalancing. You may modify the allocations or stop the Rebalancer option at any time, by Request.

You may not participate in dollar cost averaging and Rebalancer at the same time.

Great-West reserves the right to modify, suspend, or terminate the Rebalancer option at any time and for any reason.

Loans

o Loans are not available under 415(m), NQDC, non-governmental 457(b) or 457(f) Plans.

o Under 401(a), 401(k), 403(b) or governmental 457(b) Plans, loans may be available under your plan.

o Consult your employer or Group Contractowner, as the case may be, for complete details.

Total and Partial Withdrawals

You may Request to make a total or partial withdrawal at any time before your Annuity Commencement Date.

   o The right to a total or partial withdrawal is subject to any limitations or restrictions contained in the underlying retirement plan.

   o When we receive a Request for a partial withdrawal within 30 days prior to the Annuity Commencement Date, we may delay the Annuity Commencement Date by up to 30 days.

   o A Request for partial withdrawal must specify the Investment Division(s) or Fixed Option(s) from which the partial withdrawal is to be made.

The amount available for any withdrawal is your Participant Annuity Account Value as determined on the Valuation Date you Request the withdrawal to be made. We will process your withdrawal Request on the later of the date selected in the Request or the Valuation Date on which we receive the Request at our Administrative Offices.


We will process your withdrawal based on the accumulation unit values next determined after we receive your withdrawal Request. This means that if we receive your Request prior to 4:00 p.m. Eastern Time, we will process the withdrawal at the unit values calculated as of 4:00 p.m. Eastern Time that Business Day. If we receive your Request at or after 4:00 p.m. Eastern Time, we will process with withdrawal at the unit values calculated as of 4:00 p.m. Eastern Time on the following Business Day.


Withdrawal proceeds attributable to the Investment Divisions will generally be paid by us within seven days of the Valuation Date on which we process your Request, though payment may be postponed for a period in excess of seven days as permitted by the Investment Company Act of 1940. You may apply the amount payable upon a total withdrawal to an Annuity Payment Option instead of receiving a lump-sum payment.

After a total withdrawal of your Participant Annuity Account Value or at any time such value is zero, all of your rights under the Group Contract will terminate.

Withdrawal Requests must be in writing. If your instructions are not clear, your Request will be denied and will not be processed.

There are additional conditions that apply to a partial or total withdrawal of your Guaranteed Account Value. Certain restrictions apply to partial or total withdrawals under a Group Contract. (See "Federal Tax Consequences.")

You may have to pay a Contingent Deferred Sales Charge upon a partial or total withdrawal. (See "Charges and Deductions"). In addition, there may be certain tax consequences to you when you make withdrawals. (See "Federal Tax Consequences.")

Cessation of Contributions

In the future, either GWL&A or the Group Contractowner may determine that no further Contributions will be made under the Group Contract. Should this occur, then GWL&A or the Group Contractowner, as applicable, shall provide the other party 60 days written notice that no future Contributions or Transfers will be made (this is referred to as a Date of Cessation). After cessation of Contributions, GWL&A shall continue to administer all Participant Annuity Accounts in accordance with the provisions of the Group Contract until the Group Contract is terminated.

In the event that a Date of Cessation is declared and the Group Contract is terminated, the Group Contractowner must, by Request, elect one of the following Cessation Options:

o Cessation Option (1):

    GWL&A will maintain each Participant Annuity Account until it is applied to a payment option. A contingent deferred sales charge, if applicable, will apply to Transfers to Other Companies.

o Cessation Option (2):

    GWL&A will pay, within seven (7) days of the Date of Cessation, the Variable Account Values of the Participant Annuity Accounts to either the Group Contractowner or a person designated in writing by the Group Contractowner as the successor provider of the Group Contractowner's plan. GWL&A will pay the sum of the Guaranteed Account Values of the Participant Annuity Accounts as of the Date of Cessation to either the Group Contractowner or a person designated in writing by the Group Contractowner as the successor provider of the Group Contractowner's plan, in 20 equal quarterly installments.

o Cessation Option (3):

     In the event of an early termination under certain Group Contracts with a Guaranteed Fixed Fund option, GWL&A will pay the Variable Account Values in accordance with the procedure described in Cessation Option (2). GWL&A will pay the Guaranteed Fixed Fund Values within 30 days of the Date of Cessation in accordance with the terms of the Guaranteed Fixed Fund rider to the Group Contract.

If the Group Contractowner has not elected a cessation option within thirty (30) days of the Date of Cessation, Cessation Option (1) will be deemed to have been elected for Group Contracts without a Guaranteed Fixed Fund rider.

CESSATION OPTIONS (2) AND (3) MAY NOT BE AVAILABLE IN ALL GROUP CONTRACTS.

Death Benefit

Payment of Death Benefit

We will pay a death benefit to your beneficiary if you die before the Annuity Commencement Date.

           o If you die prior to age 70, the death benefit will be the greater of: (1) your Participant Annuity Account Value less any Premium Taxes, or (2) the sum of all Contributions paid less any withdrawals and any applicable Premium Tax.

           o If you die on or after your 70th birthday, the death benefit will be your Participant Annuity Account Value, less any Premium Taxes.

You designate the beneficiary to whom the death benefit will be paid.

Your beneficiary may elect to receive the death benefit:

           o under any of the Annuity Payment Options,

           o as a lump-sum payment, or

           o as a partial lump-sum payment with the balance applied toward an Annuity Payment Option.

Your beneficiary must make this election within 60 days after we receive adequate proof of your death. If no election is made within the 60 day period, a lump-sum payment to your beneficiary will be made.

Your Participant Annuity Account Value, for purposes of determination of the death benefit, will be calculated at the end of the Valuation Period during which we receive both proof of death and an election by the person receiving payment at GWL&A's Administrative Offices. If no election is made, your Participant Annuity Account Value will be determined 60 days after the date on which proof of death is received.

Distribution of the Proceeds

              o If the beneficiary Requests a lump-sum or partial lump-sum payment, the proceeds will be paid within seven (7) days of GWL&A's receipt of such election and adequate proof of death.

              o If the beneficiary Requests any Annuity Payment Option, the annuity payment shall commence thirty (30) days after the receipt of both such election and adequate proof of death.

We will pay the death benefit in accordance with any applicable laws and regulations governing payment of death benefits, subject to postponement in certain circumstances as permitted by the Investment Company Act of 1940.

You may designate or change a beneficiary by sending us a Request. Each change of beneficiary revokes any previous designation. Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

           o if there is more than one primary surviving beneficiary, the Participant Annuity Account Value will be shared equally among them;

           o if any primary beneficiary dies before the Participant, that beneficiary's interest will pass to any other named surviving primary beneficiary or beneficiaries, to be shared equally;

           o if there is no surviving primary beneficiary, the Participant Annuity Account Value will pass to any surviving contingent beneficiary and, if more than one contingent beneficiary survives the Participant, it will be shared equally among them;

           o if no beneficiary survives the Participant, or if the designation of beneficiary was not adequately made, the Participant Annuity Account Value will pass under the terms of the Plan document, and if none, to the Participant's estate.

CHARGES AND DEDUCTIONS

The charges and deductions we assess will vary by Group Contract. Please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative to determine the actual charges and deductions which are applicable to your Group Contract.

Annual Contract Maintenance Charge

   o We may deduct an annual Contract Maintenance Charge from your Participant Annuity Account of not more than $30 on the first Valuation Date of each calendar year.

   o If your Participant Annuity Account is established after that date, the annual Contract Maintenance Charge will be deducted on the first day of the next quarter and will be pro-rated for the year remaining.

   o The deduction will be pro-rated between your Variable and Guaranteed Accounts.

   o No refund of this charge will be made.

   o The annual Contract Maintenance Charge on Section 403(b) Plan Group Contracts will be waived for an initial period of no less than 12 months and up to 15 months, depending on the date you began participating under the Group Contract.

   o This annual Contract Maintenance Charge is assessed to reimburse us for some of our administrative expenses relating to the establishment and maintenance of Participant Annuity Accounts.

Contingent Deferred Sales Charge

Withdrawals of all or a portion of your Participant Annuity Account Value, payments made under a periodic payment option that are not to be made for more than 36 months ("Certain Periodic Payments"), or Transfers to Other Companies may be subject to a Contingent Deferred Sales Charge ("CDSC"). The amount of the CDSC depends on the type of plan, and the Group Contract, in which you participate. The CDSC is a percentage of the amounts you withdraw or Transfer to Other Companies.

Depending upon the Group Contract in which you participate, the CDSC will be based on one of the three levels described below. In addition, if your Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract and you were a participant under that contract, we will assess an additional CDSC on amounts withdrawn or Transferred to Other Companies as described below.

While the CDSC under any level will be a percentage of the amount withdrawn or Transferred to Other Companies, in no event will the amount of a CDSC exceed 8.5% of the Contributions made to your Participant Annuity Account. For the CDSC that applies under your Group Contract, please contact your employer or the Group Contractowner, as the case may be, or your GWFS representative.

Level 1: 6% Capped CDSC

The    CDSC for Level 1 Group Contracts will be an amount equal to 6% of:
       o the amount of the total or partial withdrawal
       o the amount Transferred to Other Companies; or
       o the amount of Certain Periodic Payments
The maximum contingent deferred sales charges you pay will not exceed 6% of all Contributions made within 72 months of the total or partial withdrawals, Transfer to Other Companies or Certain Periodic Payments.

Level 2: 5% Level Charge for 5 Years

The CDSC for Level 2 Group Contracts will be an amount equal to 5% of the total or partial withdrawal, amounts Transferred to Other Companies or amount of Certain Periodic Payments, if such distribution occurs during the first five years of your participation in the Group Contract. If the distribution occurs in your sixth year of participation or later, you will incur no contingent deferred sales charge.

Level 3: 5% Decreasing Charge
The CDSC for Level 3 Group Contracts will be an amount equal to the percentage of the amount withdrawn, Transferred to Other Companies or amount of Certain Periodic Payments based on the table below:

Years of  participation in  The applicable
this Group Contract         percentage shall be
0-4 years                   5%
5-9 years                   4%
10-14 years                 3%
15 or more years            0%

Level 4:  6% Contract Termination Decreasing Charge

The contingent deferred sales charge for Level 4 Group Contracts will be an amount equal to the percentage of the amount withdrawn or Transferred to Other Companies at the termination of the Group Contract, based on the table below:

Years since Issuance          The applicable percentage
of the Group Contract                      shall be
---------------------         --------------------------------
0-1 Year                            6%
2 Years                             5%
3 Years                             4%
4 Years                             3%
5 Years                             2%
6 Years                             1%
7 Years                             1%
More than 7 Years          0%

There is no Contingent Deferred Sales Charge Free Amount for Level 4 Group Contracts.

Level 5:  No Contingent Deferred Sales Charges

Under Level 5 Group Contracts we do not assess any contingent deferred sales charge.

Additional Contingent Deferred Sales Charges:

If the Group Contract was issued in exchange for a previously issued Great-West fixed annuity contract, the charges applicable to your Group Contract (as described in Levels 1-5 above) will apply in addition to the following charges:

o an amount equal to a percentage of the amount of the total or partial withdrawal, Transferred to Other Companies, or the amount of Certain Periodic Payments, based on the number of years of participation in both the exchanged annuity contract and the Group Contract as illustrated below:

          Number of Years of                     Applicable Percentage
          Participation in Both the
          Exchanged Annuity Contract and
          this Group Contract
         --------------------------------------------------------------------
          Less than 5 Years                                6%
          More than 5 Years but less                       5%
          than 10 Years
          More than 10 Years                               4%

The additional CDSC applies only to amounts attributable to your fixed annuity contract on the date you exchanged that contract for an interest in the Group Contract (the "Exchanged Amount"). Thus the additional CDSC does not apply to Contributions made under the Group Contract (other than the Exchanged Amount), earnings on those Contributions or earnings on the Exchanged Amount. To determine whether this charge applies, we first consider amounts you withdraw to be withdrawn from Contributions (other than the Exchanged Amount), earnings on those Contributions and earnings on the Exchanged Amount. The charge will not be assessed unless and until the foregoing have been depleted.

The CDSC applicable to Participant Annuity Account Values derived from a previously exchanged Great-West annuity contract do not ever decrease below 4%.

Contingent Deferred Sales Charge Free Amount

You may be eligible for a CDSC "Free Amount."

o The CDSC "Free Amount" is an amount against which the CDSC will not be assessed.

o The "Free Amount" shall not exceed 10% of the Participant Annuity Account Value at December 31 of the previous calendar year and will be applied on the first distribution, payment or Transfer to Another Company made in that year.

All additional distributions, payments or Transfers to Another Company during that calendar year will be subject to a Contingent Deferred Sales Charge without application of any "Free Amount."

General Provisions Applicable to the CDSC

The CDSC is deducted from your payment. Thus, for example (assuming a 6% CDSC):

     If you Request a withdrawal of $100, (and assuming that the entire withdrawal is subject to a 6% CDSC) you would receive a payment of $94.

The CDSC will not exceed 8.5% of Contributions made by the Participant under the Group Contract.

The CDSC is paid to GWL&A to cover expenses relating to the sale and distribution of the Group Contracts, including commissions, the cost of preparing sales literature, and other promotional activities. In certain circumstances, sales expenses associated with the sale and distribution of a Group Contract may be reduced or eliminated and, in such event, the CDSC applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

o size of the prospective group,
o projected annual Contributions for all   Participants in the group,
o frequency of projected withdrawals,
o type and frequency of administrative and sales services provided,
o level of contract maintenance charge, administrative charge and mortality and expense risk charge,
o type and level of communication services provided, and
o number and type of plans.

We will notify a prospective purchaser of its eligibility for a reduction of the CDSC prior to the acceptance of an application for coverage.

It is possible that the CDSC will not be sufficient to enable GWL&A to recover all of its distribution expenses. In such case, the loss will be borne by GWL&A out of its general account assets.

Mortality and Expense Risk Deductions

We deduct a mortality and expense risk charge to compensate us for bearing certain mortality and expense risks under the Group Contracts. The level of this charge is guaranteed and will not increase above 1.25%. However, the amount charged and the methodology we use to calculate that amount may vary by Contract.

Depending on the terms of your Group Contract, we may assess this charge as:

     1) a daily deduction from the assets of each Investment Division (the "Daily M&E Deduction"); or
     2) a periodic deduction from your Participant Annuity Account Value (the "Periodic M&E Deduction")

You will never pay both a Daily M&E Deduction and a Periodic M&E Deduction. Please consult with your employer or Group Contractowner, as the case may be, or your GWFS representative for more information on how we calculate the mortality and expense risk charge under your Group Contract.

The Daily M&E Deduction

The Daily M&E Deduction is a charge we deduct from each Investment Division's Accumulation Unit Value on each Valuation Date in accordance with the Net Investment Factor formula described in Appendix B. The amount of the Daily M&E Deduction that you will pay depends on the terms of your Group Contract. It will be assessed at a rate between 0% and 1.25%. Currently there are six annual rates as set forth in Appendix B. Additional rates may be created in the future. Only one rate will apply to your Group Contract.

We determine the daily rate of this mortality and expense risk charge by dividing the applicable annual rate under your Group Contract by 365. You will continue to pay the Daily M&E Deduction after the Annuity Commencement Date if you have selected a variable annuity payment option.

Periodic M&E Deduction

Unlike the Daily M&E Deduction, which is deducted from each Investment Division's Accumulation Unit Value on each Valuation Date, the Periodic M&E Deduction is assessed during the accumulation period as a percentage of your Participant Annuity Account Value as of the end of the period for which we are making the deduction. Therefore, the Periodic M&E Deduction is assessed against both your Guaranteed Account and Variable Account Values whereas the Daily M&E Deduction is assessed only against your Variable Sub-Account Value.

Depending on the terms of your Group Contract, we may assess this charge monthly, quarterly, semi-annually or annually. The level of this charge varies by Group Contract. It will be assessed at an annual rate ranging from 0% to 1.00% of Participant Annuity Account Value depending on your Group Contract.

For example, if the annual rate of the Periodic M&E Deduction under your Group Contract is 1.00% and the terms of your Group Contract require us to deduct the charge quarterly, we will deduct, at the end of each quarter, 0.25% of your Participant Annuity Account Value.

The Periodic M&E Deduction will appear on your Participant statements as a dollar amount charged against your Participant Annuity Account Value. We will deduct this charge on a pro rata basis from the value of your Variable and Guaranteed Sub-Accounts. However, we reserve the right to deduct this charge from your Variable Account Value only.

After the Annuity Commencement Date, however, all Contracts are assessed the mortality and expense risk charge at an equivalent daily rate. (See the discussion on the Daily M&E Deduction above.)

You should know that the two methods of deducting the mortality and expense risk charge may give rise to different investment results even where the charge is assessed at identical rates.

Participant Annuity Account Values and annuity payments are not affected by changes in actual mortality experience incurred by us. The mortality risks assumed by us arise from our contractual obligations to make annuity payments determined in accordance with the Group Contract. This means that you can be sure that neither the person receiving payment's longevity nor an unanticipated improvement in general life expectancy will adversely affect the annuity payments under the Group Contract.

We bear substantial risk in connection with the death benefit before the Annuity Commencement Date, since we bear the risk of unfavorable experience in your Variable Sub-Accounts, see "Death Benefit" for additional information.

The expense risk assumed is the risk that our actual expenses in administering the Group Contracts and the Series Account will be greater than anticipated.

In certain circumstances, the risk of adverse mortality and expense experience associated with a Group Contract may be reduced. In such event, the mortality and expense risk charge applicable to that Group Contract may likewise be reduced. Whether such a reduction is available will be determined by GWL&A based upon consideration of the following factors:

     o size of the prospective group,
     o projected annual Contributions for all Participants in the group,
     o frequency of projected distributions,

     o type and frequency of administrative and sales services provided, and
     o level of contract maintenance charge, administrative charge and CDSC.


GWL&A will notify a prospective purchaser of its eligibility for a reduction of the mortality and expense risk charge prior to the acceptance of an application for coverage.

If the Mortality and Expense Risk Charge is insufficient to cover actual costs and risks assumed, the loss will fall on us. If this charge is more than sufficient, any excess will be profit to us. Currently, we expect a profit from this charge.

Premium Tax Deductions

GWL&A presently intends to pay any Premium Tax levied by any governmental entity as a result of the existence of the Participant Annuity Account or the Series Account. GWL&A reserves the right to deduct the Premium Tax from Participant Annuity Account Values instead of GWL&A making the Premium Tax payments. Notice will be given to all Participants prior to the imposition of any such deductions from the Participant Annuity Account Values. The applicable Premium Tax rates that states and other governmental entities impose currently range from 0% to 3.5% and are subject to change by the respective state legislatures, by administrative interpretations or by judicial act. Such Premium Taxes will depend, among other things, on the state of residence of a Participant and the insurance tax laws and status of GWL&A in these states when the Premium Taxes are incurred.

Expenses of the Eligible Funds

The net asset value of each Eligible Fund reflects the deduction of that Eligible Fund's fees and deductions which are described in the prospectus for the respective Eligible Fund. You bear these costs indirectly when you allocate to an Investment Division.

PERIODIC PAYMENT OPTIONS

You may Request that all or part of your Participant Annuity Account Value be applied to a periodic payment option. The amount applied to a periodic payment option is your Participant Annuity Account Value, less Premium Tax, if any.

o A periodic payment option may not be used to effect Transfers under Revenue Ruling 90-24 for 403(b) Plan Participants.
o All outstanding loan balances must
be paid in full or treated as a distribution before you are eligible for a periodic payment option.

In Requesting periodic payments, you must elect:

o The payment frequency of either 12-, 6-, 3- or 1-month intervals
o A payment amount--a minimum of $50 is required
o The calendar day of the month on which payments will be made
o One payment option
o To allocate your payments from your Variable and/or Guaranteed Sub-Account(s) as follows:
     o prorate the amount to be paid across all Variable and Guaranteed Sub-Accounts in proportion to the assets in each sub-account, or
     o select the Variable and/or Guaranteed Sub-Account(s) from which payments will be made.

Once the Variable and/or Guaranteed Sub-Accounts have been depleted, we will automatically prorate the remaining payments against all remaining available Variable and/or Guaranteed Sub-Accounts unless you Request the selection of another Variable and/or Guaranteed Sub-Account.

You may change the withdrawal option and/or the frequency once each calendar year unless you are a participant in a non-governmental 457(b), 457(f), 415(m) or NQDC plan in which case you may not elect to change the withdrawal option and/or the frequency of payments.

While periodic withdrawals are being received:

o You may continue to exercise all contractual rights that are available prior to electing an annuity payment option, except that no Contributions may be made.
o You may keep the same investment options as were in force before periodic payments began.
o Charges and fees under the Group Contract, if applicable, continue to apply, except as noted below:
     o we will not deduct a Contingent Deferred Sales Charge to periodic payments lasting a minimum of 36 months.
     o we will deduct a Contingent Deferred Sales Charge and/or a loss of interest charge on amounts partially withdrawn from a Guaranteed Sub-Account.

Periodic payments will cease on the earlier of the date:
     o the amount elected to be paid under the option selected has been reduced to zero.
     o    the Participant Annuity Account Value is zero.
     o You Request that withdrawals stop (non-governmental 457(b), 457(f), 415(m) or NQDC Plan Participants may not elect to cease withdrawals).
     o    You die.

If you choose to receive payments from the Group Contract through periodic payments, you may select from the following payment options.

Option 1--Income for a specified period (at least 36 months)

You elect the length of time over which payments will be made. The amount paid will vary based on the duration you choose.

Option 2--Income of a specified amount (at least 36 months)

You elect the dollar amount of the payments. Based on the amount elected, the duration may vary.

Option 3 - Interest Only

Your payments will be based on the amount of interest credited to your Guaranteed Sub-Account(s) between each period. This payment option is only available if 100% of your Participant Annuity Account is invested in the Guaranteed Sub-Account and you are less than 70 1/2 years of age. This option is not available to non-governmental 457(b), 457(f), 415(m) and NQDC Plan Participants.

Option 4 - Minimum Distribution.

Minimum distributions are not available for 457(f) and NQDC Plan Participants. For all other plans, you may Request to receive your minimum distribution from the Group Contract as specified under Code Section 401(a)(9).

If you die while receiving periodic payments, your beneficiary must elect a payment option which complies with the distribution requirements of Code Section 401(a)(9).

If periodic payments stop, you may resume making Contributions. However, the selection of another periodic payment may not commence again for at least 36 months. We may limit the number of times you may restart a periodic payment program.

Periodic payments made for any purpose may be taxable, subject to withholding and the 10% penalty tax on early withdrawals. Retirement plans are subject to complex rules with respect to restrictions on and taxation of distributions, including penalty taxes. A competent tax adviser should be consulted before a periodic payment option is Requested.

ANNUITY PAYMENT OPTIONS

An Annuity Commencement Date and the form of annuity payments may be elected at any time during the Accumulation Period.

Under 403(b), 401(a), 401(k) and 457(b) Plans, the Annuity Commencement Date elected generally must, to avoid the imposition of an excise tax, not be later than:

     o April 1 of the calendar year following the later of either
     o the calendar year in which the Participant attains age 70 1/2; or
     o the calendar year in which the Participant retires.

Under all of the above-noted retirement programs, it is your responsibility to file the necessary Request with GWL&A.

Under 457(f), 415(m) and NQDC Plans, there is no required Annuity Commencement Date.

The Annuity Commencement Date may be postponed or accelerated, or the election of any of the Annuity Options changed, upon Request received by GWL&A at its Administrative Offices up to 30 days prior to the existing Annuity Commencement Date. If any Annuity Commencement Date elected would be less than 30 days from the date that the Request is received, GWL&A may delay the date elected by not more than 30 days.

You can choose from the Annuity Payment Options described below, as well as any other Annuity Payment Options which GWL&A may choose to make available in the future. Except as otherwise noted, the Annuity Payment Options are payable on a variable, fixed or combination basis. More than one Annuity Option may be elected. If no Annuity Option is elected, the Group Contracts automatically provide for variable life annuity (with respect to the variable portion of your Participant Annuity Account) and/or a fixed life annuity (with respect to the Guaranteed portion of your Participant Annuity Account) with 120 monthly payments guaranteed.

The level of annuity payments under the following options is based upon the option selected and, depending on the option chosen, such factors as the age at which payments begin and the frequency and duration of payments.

Option No. 1: Life Annuity

This option provides an annuity payable monthly during the lifetime of the payee. It would be possible under this option for the Annuitant to receive no annuity payment if he/she died prior to the date of the first annuity payment, one annuity payment if the Annuitant died before the second annuity payment, etc.

Option No. 2: Life Annuity with Payments Guaranteed for Designated Periods

This option provides an annuity payable monthly throughout the lifetime of the payee with the guarantee that if, at the death of the payee, payments have been made for less than the designated period, the beneficiary will receive payments for the remainder of the period. The designated period may be 5, 10, 15, or 20 years. The period generally referred to as "Installment Refund" is available only on a fixed-dollar payment basis.

Option No. 3: Joint and One-Half Survivor

This option provides an annuity payable during the joint lifetime of the payee and a designated second person, and thereafter during the remaining lifetime of the survivor. After the death of the payee, and while only the designated second person is alive, the amount payable will be one-half the amount paid while both were living. It would be possible under this option for the payee and the beneficiary to receive no annuity payment if both persons died prior to the date of the first annuity payment, one annuity payment if both persons died before the second annuity payment, etc.

Option No. 4: Income of Specified Amount (available only as fixed-dollar payments)

Under this option, the amount of the periodic benefit is selected. This amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments as elected; provided that the annuity payment period is not less than 36 months.

Option No. 5: Income for Specified Period (available only as fixed-dollar payments)

Under this Option, the duration of the periodic benefit is selected (which may not be less than 36 months), and a resulting annuity payment amount will be paid to the payee in equal annual, semiannual, quarterly, or monthly installments, as elected.

Option No. 6: Systematic Withdrawal Payment Option (available only as fixed-dollar payments)

Under this payment option, the amount, timing and method of payment will be as elected by the payee and agreed to by GWL&A. Payments may be elected on a monthly, quarterly, semi-annual or annual basis. The minimum amount initially applied to this option must be $20,000. There are charges and restrictions which apply. (See the "Systematic Withdrawal Payment Option Rider" to the Group Contract for more information).

Variable Annuity Payments

Variable annuity payments will be determined on the basis of: (i) the Variable Account Value prior to the Annuity Commencement Date; (ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; (iii) the type of annuity option(s) selected; and (iv) the investment performance of the underlying Eligible Fund. The Participant receives the value of a fixed number of Annuity Units each month.

Annuity Units

We determine the number of Annuity Units to be credited by dividing the amount of the first monthly payment by its Accumulation Unit value as of the fifth Valuation Period prior to the Annuity Commencement Date in each Variable Sub-Account selected. Although the number of Annuity Units is fixed by this process, the value of such units will vary with the value of the underlying Eligible Fund.

Amount of First Variable Payment

The first payment under a variable annuity payment option will be based on the value of the amounts held in each Variable Sub-Account on the fifth Valuation Date preceding the Annuity Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the payment option. The rate applied reflects an assumed investment return ("AIR") of 5%.

For annuity options involving life income, the actual age and/or sex of the annuitant will affect the amount of each payment. We reserve the right to ask for satisfactory proof of the annuitant's age. We may delay annuity payments until satisfactory proof is received. Since payments to older annuitants are expected to be fewer in number, the amount of each annuity payment under a selected annuity form will be greater for older annuitants than for younger annuitants.

Amount of Variable Payment after the First Payment

Payments after the first will vary depending upon the investment experience of the Investment Divisions. Your payments will increase in amount over time if the Investment Division(s) you select earn more than the 5% AIR. Likewise, your payments will decrease in amount over time if the Investment Division(s) you select earn less than the 5% AIR. The subsequent amount paid from each sub-account is determined by multiplying (a) by (b) where (a) is the number of sub-account Annuity Units to be paid and (b) is the sub-account Annuity Unit value on the fifth Valuation Date preceding the date the annuity payment is due. The total amount of each variable annuity payment will be the sum of the variable annuity payments for each Variable Sub-Account. We guarantee that the dollar amount of each payment after the first will not be affected by variations in expenses or mortality experience.

Fixed Annuity Payments

The guaranteed level of Fixed Annuity payments will be determined on the basis of: (i) the Guaranteed Account Value prior to the Annuity Commencement Date;
(ii) the annuity tables contained in the Group Contracts which reflect the age of the Participant; and (iii) the type of annuity option(s) elected. The payment amount may be greater, however, if GWL&A is using a more favorable table as of a Participant's Annuity Commencement Date.

Combination Variable and Fixed Annuity Payments

If an election is made to receive annuity payments on a combination variable and fixed basis, the Variable Account Value of a Participant Annuity Account will be applied to the variable annuity option elected and the Guaranteed Account Value to the Fixed Annuity option.

Transfer to Effect Annuity Option Elected

If you wish to apply all or part of the Guaranteed Account Value of your Participant Annuity Account to a variable annuity option, or all or a part of the Variable Account Value to a Fixed Annuity option, a Request to Transfer must be received at GWL&A's Administrative Office prior to your Annuity Commencement Date. This also applies to a beneficiary or payee who elects to receive a death benefit under any of the annuity options, and the Request to Transfer can be submitted by the beneficiary or payee after the death of the Participant.

Transfer After the Annuity Commencement Date

Once annuity payments have begun, no Transfers may be made from a Fixed Annuity payment option to a variable annuity payment option, or vice versa. However, for variable annuity payment options, Transfers may be made among Investment Divisions. Transfers after the Annuity Commencement Date will be made by converting the number of Annuity Units being Transferred to the number of Annuity Units of the Variable Sub-Account to which the Transfer is made. The result will be that the next annuity payment, if it were made at that time, would be the same amount that it would have been without the Transfer. Thereafter, annuity payments will reflect changes in the value of the new Annuity Units.

Proof of Age and Survival

GWL&A may require proof of age or survival of any payee upon whose age or survival payments depend. If the age of the Participant, or beneficiary, as applicable has been misstated, the payments established will be made on the basis of the correct age. If payments were too large because of misstatement, the difference with interest may be deducted by us from the next payment or payments. If payments were too small, the difference with interest may be added by us to the next payment. This interest is at an annual effective rate which will not be less than the interest rate guaranteed by the Group Contract.

Frequency and Amount of Annuity Payments

Variable annuity payments will be paid as monthly installments; Fixed Annuity payments will be paid annually, semiannually, quarterly or monthly, as Requested. However, if any payment to be made under any annuity option will be less than $50, GWL&A may make the payments in the most frequent interval which produces a payment of at least $50. If the net amount available to apply under any Annuity Option is less than $2,000, GWL&A may pay it in one lump sum. The maximum amount that may be applied under any Annuity Option without the prior written consent of GWL&A is $1,000,000.

Other Restrictions

Once payments start under the annuity form you select:

     o no changes can be made in the annuity form,
     o no additional Contributions will be accepted under the Group Contract and
     o no further withdrawals, other than withdrawals made to provide annuity benefits, will be allowed.

FEDERAL TAX CONSEQUENCES

Introduction

The following discussion is a general description of the federal income tax considerations relating to the Group Contracts and is not intended as tax advice. This discussion assumes that the Group Contract qualifies as an annuity contract for federal income tax purposes. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Group Contract. If you are concerned about these tax implications you should consult a competent tax advisor before initiating any transaction.

This discussion is based upon our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Group Contracts are designed for use by groups under retirement programs which may qualify for special tax treatment under 401(a), 401(k), 403(b), 457(b), 457(f) or 415(m) of the Code or a NQDC Plan.

Taxation of Annuities in General

Section 72 of the Code governs the taxation of non-qualified annuities in general and distributions from qualified plans. A Participant in a qualified plan is not generally taxed on increases (if any) in the value of a Participant Annuity Account until a distribution occurs. The taxable portion of a distribution is taxable as ordinary income.

Currently, none of the amounts contributed to a 457(b) or 457(f), 415(m) or NQDC Plan constitute cost basis in the Group Contract. Thus, all amounts distributed to Participants from a 457(b) or 457(f), 415(m) or NQDC Plan are taxable at ordinary income rates. For qualified plans and 403(b) plans, amounts contributed on an after-tax basis constitute cost basis at time of distribution.

If a Group Contract will be held by a taxable employer (e.g., a sole proprietorship, partnership or corporation), the investment gain on the Group Contract is included in the entity's income each year. This rule does not apply where the Group Contract is held under a 401(a), 401(k), or 403(b) Plan. If the employer maintaining a 457(b) or 457(f) or 415(m) Plan is either a state or local government or a tax-exempt organization, the employer may not be subject to tax on the gain in the Group Contract. If this Group Contract is intended to be held by a taxable employer that entity may wish to discuss these matters with a competent tax adviser.

401(a) Plans


Section 401(a) of the Code provides special tax treatment for pension, profit-sharing and stock bonus plans established by employers or employee organizations for their employees. All types of employers, including for-profit organizations, tax-exempt organizations and state and local governments, are allowed to establish and maintain 401(a) Plans. Employer Contributions and any earnings thereon are currently excluded from the Participant's gross income. Currently, the total amount of employer and employee Contributions which can be contributed to all of an employer's defined contribution qualified plans is limited to the lesser of $45,000 or 100% of a Participant's compensation as defined in Section 415 of the Code as indexed from time to time. Distributions from the plan are subject to the restrictions contained in the plan document and the Code. Participants should consult with their employer or employee organization as to the limitations and restrictions applicable to their plan.


401(k) Plans


Section 401(k) of the Code allows non-governmental employers or employee organizations, rural cooperatives, Indian tribal governments and rural irrigation and water conservation entities to offer a cash or deferred arrangement to employees under a profit-sharing or stock bonus plan. Generally, state and local governments are not permitted to establish 401(k) Plans. However, under a grandfather rule, certain plans adopted before certain dates in 1986 may continue to be offered by governmental entities. Pre-tax salary reduction Contributions and any income thereon are currently excluded from the Participant's gross income. Generally, the maximum elective deferral amount that an individual may defer on a pre-tax basis to one or more 401(k) Plans is limited to an applicable dollar amount, as indexed from time to time. Elective deferrals to a 401(k) Plan must also be aggregated with elective deferrals made by a Participant to a 403(b) Plan, to a simplified employee pension and to a SIMPLE retirement account. For 2007, the total amount of elective deferrals that can be contributed to all such plans is $15,500, adjusted for cost-of-living increases in $500 increments.


The contribution limits in Section 415 of the Code also apply. The amount a highly compensated employee may contribute may be further reduced to enable the plan to meet the discrimination testing requirements. Amounts contributed to a 401(k) Plan are subject to FICA and FUTA tax when contributed.

If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of Section 414(v) of the Code.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Pre-tax amounts deferred into the plan within the applicable limits, and the net investment gain, if any, reflected in the Participant Annuity Account Value are included in a Participant's gross income only for the taxable year when such amounts are paid to the Participant under the terms of the plan. Elective deferrals and earnings thereon may not be distributed prior to age 59 1/2, unless the Participant dies, becomes disabled, severs employment or suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship. Participants should consult with their employer as to the availability of benefits under the employer's plan.

403(b) Plans

Tax-exempt organizations described in Section 501(c)(3) of the Code and public educational organizations are permitted to purchase 403(b) Annuities for employees. Amounts contributed toward the purchase of such annuities are excluded from the gross income of the Participant in the year contributed to the extent that the Contributions do not exceed

o    the contribution limit in Section 415 of the Code; and

o    the elective deferral limit in Section 402(g) of the Code.


Elective deferrals to a 403(b) Plan must also be aggregated with elective deferrals made by the Participant to a 401(k) Plan, a simplified employee pension and a SIMPLE retirement account. For 2007, the total amount of elective deferrals that can be contributed to all such plans is $15,500, indexed for inflation in $500 increments.


Amounts contributed to a 403(b) Plan are subject to FICA and FUTA tax when contributed.

The net investment gain, if any, reflected in a Participant Annuity Account Value is not taxable until paid to the Participant or his beneficiary.

If allowed by the plan, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of, Section 414(v) of the Code.

If eligible and as allowed by the Code, a 403(b) Participant who has completed fifteen (15) years of service with the same employer may elect to contribution an additional $3,000 per year for no more than five (5) years, for a lifetime maximum of $15,000.

Amounts contributed in excess of the above described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income in accordance with IRS rules and regulations. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

Distribution Restrictions apply:

Pre-1989 salary reduction Contributions to a 403(b) Plan may be distributed to an employee at any time, subject to a 10% penalty on withdrawals prior to age 59 1/2, unless an exception applies under Section 72(t) of the Code.

Post-1988 Salary Reduction Contributions and earnings, and the earnings on the December 31, 1988 account balance as well as all amounts transferred from a 403(b)(7) custodial account, may not be distributed prior to age 59 1/2, unless the Participant:

     o    dies,
     o    becomes disabled,
     o    severs employment; or
     o suffers a genuine financial hardship meeting the requirements of the Code. Restrictions apply to the amount that may be distributed for financial hardship.

If allowed by the plan, the Participant may make an in-service transfer of an amount to a defined benefit governmental plan for purchase of permissible service credits.

457(b) Plans

Section 457(b) of the Code allows state and local governmental employers and certain tax-exempt organizations to establish and maintain an eligible deferred compensation plan for its employees and independent contractors.


Federal income tax is deferred on Contributions to a 457(b) Plan and the earnings thereon to the extent that the aggregate amount contributed per year for a Participant does not exceed the lesser of the applicable dollar amount (as adjusted for cost-of-living increases) or 100% of a Participant's includible compensation. For 2007, the maximum amount that may be contributed is $15,700, indexed for inflation in $500 increments


Contributions and earnings may not be distributed prior to the calendar year in which the Participant severs employment with the Employer, attains age 70 1/2 or incurs an approved unforeseeable emergency. A Participant may transfer an amount to a defined benefit governmental plan for the purchase of permissible service credits. Restrictions apply to the amount that may be distributed for an unforeseeable emergency.

For governmental 457(b) plans only, and if the plan document so allows, all employees who are eligible to make elective deferrals under the plan and who have attained age 50 before the close of the plan year shall be eligible to make catch-up contributions in accordance with, and subject to the limitations of,
Section 414(v) of the Code. Additionally, a Participant may be eligible to defer up to twice the applicable dollar amount (but only to the extent of under-utilized amounts in prior years) during the three (3) years prior to the Participant's attainment of normal retirement age under the plan's standard or regular catch-up provision.

Amounts contributed in excess of the above-described limits, and the earnings thereon, must be distributed from the plan and included in the Participant's gross income. Excess amounts that are not properly corrected can have severe adverse consequences to the plan and may result in additional taxes to the Participant.

457(f) Plans

Section 457(f) of the Code allows state and local governmental employers and non-governmental tax-exempt employers to establish and maintain a non-qualified deferred compensation plan.

A Participant in a 457(f) Plan is not subject to federal income tax on Contributions to the nonqualified plan and the earnings thereon until the tax year in which the Contributions and earnings are no longer subject to a substantial risk of forfeiture as provided in the underlying plan document.

There are no tax restrictions on distributions from a 457(f) Plan. However, distributions from a 457(f) Plan are subject to the provisions of the underlying plan.

415(m) Plans

Section 415(m) of the Code allows state and local governmental employers to establish and maintain an excess benefit plan for employees whose benefits are limited by the qualified plan contribution and benefit limits under Section 415 of the Code.

A Participant in a 415(m) Plan is not subject to federal income tax on Contributions to the excess benefit plan and the earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying excess benefit plan document.

There are no tax restrictions on distributions from a 415(m) Plan. However, distributions from a 415(m) Plan are subject to the provisions of the underlying plan.

NQDC Plans

Any employer other than a governmental or tax-exempt employer may establish and maintain a NQDC Plan for a select group of management or highly compensated employees under a NQDC Plan.

A Participant in a NQDC Plan is not subject to federal income tax on Contributions to the NQDC Plan and earnings thereon until the tax year in which the Contributions are made available to the Participant or his beneficiary as provided in the underlying non-qualified deferred compensation plan document.

There are no tax restrictions on distributions from a NQDC Plan. However, distributions from the NQDC Plan are subject to the provisions of the underlying plan.

An employer may not take a deduction for a Contribution to a NQDC Plan until the year in which the Contribution is included in the gross income of the employee.

Portability

When a Participant is eligible to take a distribution from a 401(a), 401(k), 403(b) or governmental 457(b) Plan, eligible rollover distributions may be rolled over to any eligible retirement plan as provided in the Code. Amounts properly rolled over will not be included in gross income until a subsequent distribution is made. However, an eligible rollover distribution that is not directly rolled over is subject to mandatory income tax withholding at a 20% rate. See the discussion under Federal Income Tax Withholding later in this Prospectus.

If allowed by the employer's plan document or the annuity contract or custodial account agreement, Revenue Ruling 90-24 allows Participants and beneficiaries in a 403(b) Plan to directly transfer funds from one 403(b) annuity or custodial account to another 403(b) annuity contract or custodial account with the same or more stringent restrictions without incurring current taxation. Amounts distributed from a NQDC Plan, a non-governmental 457(b) Plan, a 457 (f) Plan or a 415(m) Plan cannot be rolled over to an eligible retirement plan.

Required Beginning Date/Required Minimum Distributions

Distributions from a 401(a), 401(k), 403(b) and 457(b) Plan must begin no later than April 1 of the calendar year following the later of:

     o the calendar year in which the Participant attains age 70 1/2; or
     o the calendar year in which the Participant retires,

called the Required Beginning Date.

All amounts in a 401(a), 401(k), 403(b) and 457(b) Plan must be distributed in compliance with the minimum distribution requirements of Code Section 401(a)(9) and the regulations promulgated thereunder. Generally, the minimum distribution amount is determined by using the account balance at the end of the prior calendar year, the Participant's age in the current year, and the applicable distribution period as set forth in the Federal Treasury regulations. Participants whose sole beneficiary is their surviving spouse who is more than 10 years younger may elect a joint and survivor life expectancy calculation.

If the amount distributed does not meet the minimum requirements, a 50% excise penalty tax on the amount which was required to be, but was not, distributed may be imposed upon the employee by the IRS under Section 4974 of the Code. These rules are extremely complex, and the Participant should seek the advice of a competent tax advisor.

Federal Taxation of Distributions

All payments received from a 401(a), 401(k), 403(b) or governmental 457(b) Plan are normally taxable in full as ordinary income to the Participant. Since Contributions received from salary reduction have not been previously taxed to the Participant, they are not treated as a cost basis for the Group Contract. The Participant will have a cost basis for the Group Contract only when after-tax Contributions have been made.

If the Participant takes the entire value in his Participant Annuity Account in a single sum cash payment, the full amount received will be ordinary income in the year of receipt unless after-tax Contributions were made. If the distribution includes after-tax Contributions, the amount in excess of the cost basis will be ordinary income.

A "10-year averaging" procedure may also be available for lump sum distributions from a 401(a) or 401(k) Plan to individuals who attained age 50 before January 1, 1986.

For further information regarding lump sum distributions, a competent tax advisor should be consulted.

Partial distributions received before the payment starting date by a Participant who has made after-tax Contributions are taxed under a rule that provides for pro rata recovery of cost, under Section 72(e)(8) of the Code. If an employee who has a cost basis under the Group Contract receives life annuity or installment payments, the cost basis will be recovered from the payments under the annuity rules of Section 72 of the Code. Typically, however, there is no cost basis and the full amount received is taxed as ordinary income in the year distributed.

All amounts received from a non-governmental 457(b) Plan, a 457 (f) Plan, a 415(m) Plan or a NQDC Plan, whether in the form of total or partial withdrawals or annuity payments are taxed in full as wages to the Participant in the year distributed.

Early Distribution Penalty Taxes

Penalty taxes may apply to certain distributions from 401(a), 401(k) and 403(b) Plans. Distributions made before the Participant attains age 59 1/2 are premature distributions and are subject to an additional penalty tax equal to 10% of the amount of the distribution which is included in gross income in the tax year. However, under Code Section 72(t), the penalty tax will not apply to distributions:

     (1) made to a beneficiary on or after the death of the Participant;
     (2) attributable to the Participant's being disabled within the meaning of Code Section 72(m)(7);
     (3) made as a part of a series of substantially equal periodic payments (at least annually) for the life or life expectancy of the Participant or the joint lives or joint life expectancies of the Participant and his designated beneficiary;
     (4) made to a Participant on account of separation from service after attaining age 55; (5) properly made to an alternate payee under a qualified domestic relations order;
     (6) made to a Participant for medical care, but not in excess of the amount allowable as a medical expense deduction to the Participant for amounts paid during the taxable year for medical care;
     (7) timely made to correct an excess aggregate contribution;
     (8) timely made to reduce an excess elective deferral; or
     (9) made subject to an Internal Revenue Service levy imposed on the plan.

Exception 3 above (substantially equal payments) applies to distributions from 401(a) and 401(k) plans and 403(b) annuities only if the series of payments begins after the Participant separates from service. If exception (3) above (substantially equal payments) was selected at the time of the distribution but the series of payments is later modified or discontinued (other than because of death or disability) before the later of:

     o    the Participant reaching age 59 1/2 or,

     o    within five years of the date of the first payment,

then the Participant is liable for the 10% penalty plus interest on all payments received before age 59 1/2. This penalty is imposed in the year the modification or discontinuance occurs. The premature distribution penalty tax does not apply to distributions from a 457(b), 457(f), 415(m) or NQDC Plan.

Distributions on Death of Participant

Distributions made to a beneficiary from a 401(a), 401(k), 457(b) or 403(b) Plan upon the Participant's death must be made pursuant to the rules contained in
Section 401(a)(9) in effect at the time of distribution.

Federal Income Tax Withholding

Effective January 1, 2002, certain distributions from 401(a), 401(k), 403(b) and governmental 457(b) Plans are defined as "eligible rollover distributions."

      o Generally, any eligible rollover distribution is subject to mandatory income tax withholding at the rate of 20% unless the employee elects to have the distribution paid as a direct rollover to an IRA or to another eligible retirement plan as defined in the Code.

      o With respect to distributions other than eligible rollover distributions, amounts will be withheld from annuity (periodic) payments at the rates applicable to wage payments and from other distributions at a flat 10% rate, unless the Participant elects not to have federal income tax withheld.

Currently, all amounts distributed are tax reported on IRS Form 1099-R.

Currently, distributions to a Participant from a non-governmental 457(b), a 457(f), a 415(m) or NQDC Plan retain their character as wages and are tax reported on IRS Form W-2. Federal income taxes must be withheld under the wage withholding rules. Participants cannot elect not to have federal income tax withheld. Payments to beneficiaries are not treated as wages and are tax reported on IRS Form 1099-R. Federal income tax on payments to beneficiaries will be withheld from annuity (periodic) payments at the rates applicable to wage withholding, and from other distributions at a flat 10% rate, unless the beneficiary elects not to have federal income tax withheld.


Taxation of Great-West

We are taxed as a life insurance company under the Code. The Series Account is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company" but is taxed as part of GWL&A.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including Series Account assets that are treated as company assets under applicable income tax law. These benefits, which reduce our overall corporate income tax liability may include dividends received deductions and foreign tax credits which can be material. We do not pass these benefits through to the Series Account, principally because: (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Series Account receives; and (ii) under applicable income tax law, contract owners (and Participants) are not the owners of the assets generating the benefits.


Seek Tax Advice

The above discussion of the federal income tax consequences is only a brief summary and does not represent tax advice. The federal income tax consequences discussed here reflect our understanding of current law and the law may change. Federal estate tax consequences and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Group Contract depend on your individual circumstances or the circumstances of the recipient of the distribution. A competent tax advisor should be consulted for further information.

VOTING RIGHTS

To the extent required by applicable law, all Eligible Fund shares held in the Series Account will be voted by Great-West at regular and special shareholder meetings of the respective Eligible Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the 1940 Act or any regulation should be amended, or if the present interpretation thereof should change, or if we determine that we are allowed to vote all Eligible Fund shares in our own right, we may elect to do so.

Before the Annuity Commencement Date, the Participant under a 403(b) Plan or the Group Contractowner under all other plans has the voting interest. After annuity payments begin under a variable annuity option, the person receiving payments will have the voting interest.

The number of votes which are available will be calculated separately for each Investment Division. That number will be determined by applying the Participant's percentage interest, if any, in a particular Investment Division to the total number of votes attributable to that Investment Division. The Participant or Group Contractowner, as applicable, hold a voting interest in each Investment Division to which a Participant's Variable Sub-Account Value is allocated. If a Participant selects a variable annuity payment option, the votes attributable to the Participant will decrease as annuity payments are made.

Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the respective Eligible Funds.

Shares for which we do not receive timely instructions and shares held by us as to which Participants and Group Contractowners have no beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Group Contracts participating in the Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

DISTRIBUTION OF THE GROUP CONTRACTS

GWFS is the principal underwriter and the distributor of the Group Contracts, and is a wholly owned indirect subsidiary of Great-West. GWFS is registered with the SEC as a broker-dealer and is a member of the NASD. Its principal office is located at 8515 East Orchard Road, Greenwood Village, Colorado 80111, telephone 1-800-701-8255.

The maximum commission as a percentage of the Contributions made under a Group Contract payable to GWFS agents, independent registered insurance brokers and other registered broker-dealers is 8.0%. An expense allowance that will not exceed 40% of the maximum commission paid may also be paid. Additionally, a maximum of 1% of Contributions may also be paid as a persistency bonus to qualifying brokers.

STATE REGULATION

As a life insurance company organized and operated under Colorado law, GWL&A is subject to provisions governing such companies and to regulation by the Colorado Commissioner of Insurance. GWL&A's books and accounts are subject to review and examination by the Colorado Insurance Department at all times and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") at least once every three years.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105 of the Teacher Retirement System of Texas permits Participants in the Texas Optional Retirement Program ("ORP") to redeem their interest in a variable annuity contract issued under the ORP only upon termination of employment in the Texas public institutions of higher education, retirement or death. Accordingly, if you are a Participant in the ORP you will be required to obtain a certificate of termination from your employer before you can redeem your Participant Annuity Account.

REPORTS

We will send all Participants, at least semi-annually, reports concerning the operations of the Series Account. In addition, all Participants will receive from us not less frequently than annually a statement of the Participant Annuity Account Value established in his/her name.

RIGHTS RESERVED BY GREAT-WEST

We reserve the right to make certain changes if, in our judgment, they would best serve the interests of Group Contractowners or Participants or would be appropriate in carrying out the purposes of the Group Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, we will obtain the Participant's or Group Contractowner's, as applicable, approval of the changes and approval from any appropriate regulatory authority. Approval may not be required in all cases, however. Examples of the changes we may make include:

     o To operate the Series Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

     o    To deregister the Series  Account under the Investment  Company Act of
          1940

     o To Transfer any assets in any Investment Division to another Investment Division, or to one or more separate accounts, or to a Guaranteed Sub-Account; or to add, combine or remove Investment Divisions of the Series Account.

     o To substitute, for the Eligible Fund shares underlying any Investment Division, the shares of another Eligible Fund or shares of another investment company or any other investment permitted by law.

     o To make any changes required by the Code or by any other applicable law in order to continue treatment of the Group Contract as an annuity.

     o To change the time or time of day at which a Valuation Date is deemed to have ended.

     o To make any other necessary technical changes in the Group Contract in order to conform with any action the above provisions permit us to take, including to change the way we assess charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges we have guaranteed.

     o To reject any application or Participant enrollment form for any reason.

Great-West will provide notice of these changes to the Group Contractowner at the Group Contractowner's last known address on file with Great-West.

Because some of the Eligible Funds are available to registered separate accounts of other insurance companies offering variable annuity and variable life products, there is a possibility that a material conflict may arise between the interests of the Series Account and one or more other separate accounts investing in the Eligible Funds. If a material conflict arises, we and other affected insurance companies are required to take any necessary steps to resolve the matter, including stopping our respective separate accounts from investing in the Eligible Funds.

Adding and Discontinuing Investment Options

We may, upon 30 days written notice to you, direct that you may not make any future Contributions or Transfers to a particular Investment Division or Fixed Option.

When we inform you that we are discontinuing an Investment Division or Fixed Option to which you are allocating money, we will ask that you promptly submit alternative allocation instructions. If we do not receive your changed allocation instructions, we may return all affected Contributions or allocate those Contributions as indicated in the written notice provided to you. Contributions and Transfers you make to a discontinued Investment Division or Fixed Option before the effective date of the notice may be kept in those Investment Divisions or Fixed Options, unless we substitute shares of one mutual fund for shares of the corresponding Eligible Fund.

In addition, we may discontinue all investment options under the Group Contracts and refuse to accept any new Contributions. Should this occur, we will follow the procedures as set forth under the heading Cessation of Contributions.

If we determine to make new Investment Divisions or Fixed Options available under the Group Contracts, in our sole discretion we may or may not make those new Investment Divisions or Fixed Options available to you.

Substitution of Investments

When we determine to discontinue an Investment Division, in our sole discretion, we may substitute shares of another mutual fund for the shares of the corresponding Eligible Fund. No substitution may take place without prior approval of the SEC, and prior notice to you and the Group Contractowners.

LEGAL PROCEEDINGS

There are no pending legal proceedings that would have an adverse material effect on the Series Account or GWFS, the principal underwriter and distributor of the Group Contract. GWL&A is engaged in various kinds of routine litigation that, in our judgment, is not material to its total assets or material with respect to the Series Account.

LEGAL MATTERS

Advice regarding certain legal matters concerning the federal securities laws applicable to the issue and sale of the Group Contract has been provided by Jorden Burt LLP.

AVAILABLE INFORMATION

We have filed a registration statement ("Registration Statement") with the SEC under the 1933 Act relating to the Group Contracts offered by this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto. Reference is made to the Registration Statement and exhibits for further information relating to us and the Group Contracts. Statements contained in this Prospectus, regarding the content of the Group Contracts and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments as filed as exhibits to the Registration Statement.

The SEC maintains an Internet web site (http://www.sec.gov) that contains the SAI and other information filed electronically by Great-West concerning the Group Contract and the Series Account.

You can also review and copy any materials filed with the SEC at its Public Reference Room of the SEC located at 100 F. Street, N.E., Washington, D.C. You may obtain information on the operation of the Public Reference room by calling the SEC at 1-800-SEC-0330.

The SAI contains more specific information and financial statements relating to the Series Account and GWL&A. The Table of Contents of the SAI is set forth below:

         1.       Custodian and Independent Registered Public Accounting Firm
         2.       Underwriter
         3.       Financial Statements

                                   APPENDIX A


----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ------ ------- ---------

INVESTMENT DIVISION       (1.25)           2006     2005     2004     2003      2002     2001      2000     1999    1998    1997

----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ------ ------- ---------
                                                                              -------- --------- ----------
AIM LARGE CAP GROWTH
Value at beginning of period                        6.03     5.85     4.73     6.51      8.55      10.00
Value at end of period                              6.14     6.03     5.85     4.73      6.51      8.55
Number of accumulation units                       118,414  163,913  232,084  292,297  423.660   290,970.96
outstanding at end of period
----------------------------------------- -------- -------- -------- -------- -------- --------- ----------
----------------------------------------- -------- -------- -------- -------- -------- --------- ----------
AIM  DYNAMICS
Value at beginning of period                        5.59     5.05     3.70     5.60      8.46      10.00
Value at end of period                              6.09     5.59     5.05     3.70      5.60      8.46
Number of accumulation units                       294,460  361,315  513,982  597,242  532,951   341,994.64
outstanding at end of period
----------------------------------------- -------- -------- -------- -------- -------- --------- ----------
----------------------------------------- -------- -------- -------- -------- --------
AIM SMALL-CAP GROWTH
Value at beginning of period                        10.76    10.20    7.42     10.00
Value at end of period                              11.51    10.76    10.20    7.42
Number of accumulation units                       108,282  152,094  112,015  12,201
outstanding at end of period
----------------------------------------- -------- -------- -------- -------- --------
----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ----------
ALGER AMERICAN BALANCED
Value at beginning of period                        11.10    10.75    9.15     10.57     10.91     11.36      10.00
Value at end of period                              11.89    11.10    10.75     9.15     10.57     10.91      11.36
Number of accumulation units                       282,956  361,506  507,090  601,451   598,195  505,908.25 94,918.42
outstanding at end of period
                                                                                                            ----------
----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ----------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                        13.76    12.32    8.44     12.13     13.15     12.19      10.00
Value at end of period                              14.92    13.76    12.32     8.44     12.13     13.15      12.19
Number of accumulation units                       906,338  1,019,546969,663  813,721   857,730  865,700.73 126,221.16
outstanding at end of period
                                                                                                            ----------
----------------------------------------- -------- -------- -------- -------- -------- --------- ----------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                        16.64    14.97    12.20    13.00    11.83      10.00
Value at end of period                              16.83    16.64    14.97    12.20    13.00      11.83
Number of accumulation units                       343,034  314,151  272,460  170,066  107,627   27,963.04
outstanding at end of period
----------------------------------------- -------- -------- -------- -------- -------- --------- ----------
----------------------------------------- -------- -------- -------- -------- -------- --------- ----------
ARTISAN INTERNATIONAL
Value at beginning of period                        8.37     7.20     5.64     7.04      8.48      10.00
Value at end of period                              9.61     8.37     7.20     5.64      7.04      8.48
Number of accumulation units                       607,533  566,120  441,205  294,453  200,036   144,380.21
outstanding at end of period
----------------------------------------- -------- -------- -------- -------- -------- --------- ----------
----------------------------------------- -------- -------- -------- -------- --------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period                        10.51    9.93     8.12     10.00
Value at end of period                              10.58    10.51    9.93     8.12
Number of accumulation units                       291,626  287,370  199,655  92,533
outstanding at end of period
----------------------------------------- -------- -------- -------- -------- --------
----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ---------- ----------
FIDELITY VIP CONTRAFUND II
Value at beginning of period                        14.85    13.02    10.26    11.46     13.23     14.35      11.69      10.00
Value at end of period                              17.15    14.85    13.02    10.26     11.46     13.23      14.35      11.69
Number of accumulation units                       1,197,4901,060,680968,316  894,447   854,392  777,969.30 490,770.66 79,502.22
outstanding at end of period
                                          -------- --------                                                            ----------
----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ---------- ---------- --
FIDELITY VIP GROWTH
Value at beginning of period                    21.96    21.51    16.40    23.75     29.22     33.23      24.48      17.77     14.57
Value at end of period                          22.95    21.96    21.51    16.40     23.75     29.22      33.23      24.48     17.77
Number of accumulation units               2,896,522  3,372,754  3,581,269 3,686,022 3,927,0004,063,604.45 3,970,113.12 3,681,235.62
                                                                                                                        3,352,899.82
outstanding at end of period
----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ---------- ---------- --





----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ---------- -------- ----

INVESTMENT DIVISION       (1.25)           2006     2005     2004     2003      2002     2001      2000       1999     1998     1997

----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ---------- -------- ----
----------------------------------------- -------- -------- -------- -------- -------- --------- ----------
JANUS TWENTY
Value at beginning of period                        5.56     4.55     3.67     4.90      7.00      10.00
Value at end of period                              6.01     5.56     4.55     3.67      4.90      7.00
Number of accumulation units                       814,885  975,646  1,052,302947,397  846,459   621,528.05
outstanding at end of period
----------------------------------------- -------- -------- -------- -------- -------- --------- ----------
----------------------------------------- -------- -------- -------- -------- -------- --------- ----------
JANUS WORLDWIDE
Value at beginning of period                        5.66     5.43     4.43     6.06      7.96      10.00
Value at end of period                              5.92     5.66     5.43     4.43      6.06      7.96
Number of accumulation units                       354,521  487,047  625,391  622,139  584,126   408,303.89
outstanding at end of period
----------------------------------------- -------- -------- -------- -------- -------- --------- ----------
JENSEN
Value at beginning of period                        10.63    10.00
Value at end of period                              10.33    10.63
Number of accumulation units outstanding at end of 78,262   64,552
----------------------------------------- -------- -------- --------
----------------------------------------- -------- -------- -------- -------- --------
LEGG MASON VALUE TRUST
Value at beginning of period                        13.37    12.01    8.42     10.00
Value at end of period                              14.00    13.37    12.01    8.42
Number of accumulation units                       538,264  524,291  347,682  95,682
outstanding at end of period
----------------------------------------- -------- -------- -------- -------- --------
----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ---------- ---------- --
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period                   14.57    12.62    9.79     12.03     12.92     14.04      11.68      10.29      10.00
Value at end of period                         15.65    14.57    12.62     9.79     12.03     12.92      14.04      11.68      10.29
Number of accumulation units                411,970  464,163  413,779  354,765   359,651  303,041.18 223,144.49 192,086.65 58,762.77
outstanding at end of period
----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ---------- ---------- --
----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ---------- ---------- --
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                   35.78    32.27    25.21    28.61     24.52     20.92      21.12      15.99      14.34
Value at end of period                         36.54    35.78    32.27    25.21     28.61     24.52      20.92      21.12      15.99
Number of accumulation units              1,193,814 1,365,697 1,454,196 1,499,517 1,563,7151,544,026.1 2,033,465.79 2,277,248.95
outstanding at end of period                                                                                            2,495,810.84
----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ---------- ---------- --
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                   34.50    28.60    22.41    24.21     21.19     16.94      18.21      17.03      13.48
Value at end of period                         33.91    34.50    28.60    22.41     24.21     21.19      16.94      18.21      17.03
Number of accumulation units               305,994  348,781  311,678  306,805   239,752  169,805.26 141,840.01 162,035.10 113,566.69
outstanding at end of period
----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ---------- ---------- --
----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ----------
MAXIM BOND INDEX
Value at beginning of period                        13.11    12.86    12.63    11.66     10.98     9.99       10.00
Value at end of period                              13.22    13.11    12.86    12.63     11.66     10.98      9.99
Number of accumulation units                       498,248  497,493  477,603  547,548   176,019  65,240.25  12,077.38
outstanding at end of period
----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ---------- ---------- --
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                  13.81    13.08    11.90    12.13     11.94     11.42      11.04      10.32      10.00
Value at end of period                        14.22    13.81    13.08    11.90     12.13     11.94      11.42      11.04      10.32
Number of accumulation units                365,148  395,709  391,482  354,326   409,009  408,528.31 431,714.66 436,225.06 72,034.42
outstanding at end of period
                                                                                                                                  --
----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ---------- ---------- --
MAXIM GROWTH INDEX
Value at beginning of period                   11.29    10.79    8.75     11.67     13.60     17.74      14.16      10.44      10.00
Value at end of period                         11.55    11.29    10.79     8.75     11.67     13.60      17.74      14.16      10.44
Number of accumulation units                1,101,5601,244,9451,262,0771,193,562 1,238.9361,224,149.11,021,201.6566,409.87 47,353.03
outstanding at end of period
----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ---------- ---------- --





----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ---------- ---------- --

INVESTMENT DIVISION       (1.25)       2006  2005     2004     2003      2002     2001      2000       1999       1998       1997

------------------------------------- ----- -------- -------- -------- --------- -------- ---------- ---------- ---------- ---------
------------------------------------- ----- -------- -------- -------- --------- -------- ---------- ---------- ---------- ---------
MAXIM INDEX 600
Value at beginning of period                 26.98    22.43    16.44    19.64     18.80     17.27      15.63      16.08      13.46
Value at end of period                       28.52    26.98    22.43    16.44     19.64     18.80      17.27      15.63      16.08
Number of accumulation units               454,112  469,014  467,773  457,599   481,282  489,660.16 524,935.92 654,733.49 711,865.97
outstanding at end of period
------------------------------------- ----- -------- -------- -------- --------- -------- ---------- ---------- ---------- ---------
MAXIM INVESCO ADR
Value at beginning of period                 18.95    16.04    12.37    14.42     17.49     19.72      16.28      14.90      13.46
Value at end of period                       20.83    18.95    16.04    12.37     14.42     17.49      19.72      16.28      14.90
Number of accumulation units               237,960  257,016  277,890  276,630   314,602  345,072.00 343,437.29 347,745.34 314,943.72
outstanding at end of period
------------------------------------- ----- -------- -------- -------- --------- -------- ---------- ---------- ---------- ---------
------------------------------------- ----- -------- -------- -------- --------- -------- ---------- ---------- ---------- ---------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                 25.80    23.54    18.32    16.70     16.49     15.96      15.41      15.09      13.55
Value at end of period                       26.43    25.80    23.54    18.32     16.70     16.49      15.96      15.41      15.09
Number of accumulation units               591,266  669,014  746,691  758,868   771,166  829,133.50 1,005,368.91,134,813.3986,392.61
outstanding at end of period
------------------------------------- ----- -------- -------- -------- --------- -------- ---------- ---------- ---------- ---------
------------------------------------- ----- -------- -------- -------- --------- -------- ---------- ---------- ---------- ---------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                 17.70    14.67    11.06    13.10     11.60     9.49       9.66       10.01      10.00
Value at end of period                       18.54    17.70    14.67    11.06     13.10     11.60      9.49       9.66       10.01
Number of accumulation units                281,738  283,364  275,697  258,142   246,337  210,919.85 163,845.38 188,314.26 70,399.46
outstanding at end of period
------------------------------------- ----- -------- -------- -------- --------- -------- ---------- ---------- ---------- ---------
------------------------------------- ----- -------- -------- -------- --------- -------- ---------- ---------- ---------- ---------
MAXIM TRUSCO SMALL-CAP GROWTH
Value at beginning of period                 24.21    23.13    17.88    26.23     34.44     39.83      22.31      19.21      16.38
Value at end of period                       25.01    24.21    23.13    17.88     26.23     34.44      39.83      22.31      19.21
Number of accumulation units             885,286  1,081,9601,211,9531,234,858 1,313,1201,403,141.91,279,850.41,277,401.41,340,084.31
outstanding at end of period
------------------------------------- ----- -------- -------- -------- --------- -------- ---------- ---------- ---------- ---------
------------------------------------- ----- -------- -------- -------- --------- -------- ---------- ---------- ---------- ---------
MAXIM MODERATE PROFILE
I
Value at beginning of period                   14.26    12.96    10.92    12.09     12.59     12.93      11.25      10.22      10.00
Value at end of period                         14.96    14.26    12.96    10.92     12.09     12.59      12.93      11.25      10.22
Number of accumulation units               1,891,0831,877,5761,414,644554,920   550,894  467,845.55 479,827.82 418,487.19 110,105.33
outstanding at end of period
------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ---------- ---------- ------
------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ---------- ---------- ------
PIONEER EQUITY- INCOME VCT
Value at beginning of period                    11.56    10.09    8.36     10.08     11.00     9.72       10.00
Value at end of period                          12.05    11.56    10.09     8.36     10.08     11.00      9.72
Number of accumulation units                   87,760   69,880   58,894    39,372   44,049   53,890.54  17,679.99
outstanding at end of period
----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ----------
----------------------------------------- -------- -------- -------- -------- --------- -------- ---------- ----------
RS DIVERSIFIED GROWTH
Value at beginning of period                        11.45    10.00
Value at end of period                              11.13    11.45
Number of accumulation units outstanding at end of 36,707   40,784
----------------------------------------- -------- -------- -------- -------- --------- -------- ----------
----------------------------------------- -------- -------- -------- -------- --------- -------- ----------
RS EMERGING GROWTH
Value at beginning of period                        5.26     4.63     3.19      5.41     7.53      10.00
Value at end of period                              5.23     5.26     4.63      3.19     5.41      7.53
Number of accumulation units outstanding at end of 439,674  669,643  759,394  537,797   467,056  290,275.09
----------------------------------------- -------- -------- -------- -------- --------- -------- ----------
----------------------------------------- -------- -------- -------- -------- --------- -------- ----------
STI SMALL CAP GROWTH
Value at beginning of period                        10.00
Value at end of period                              11.91
Number of accumulation units outstanding at end of 83,796
----------------------------------------- -------- --------





------------------------------------------ -------------- -------- -------- -------- -------- ---------- ---------- ---------- -----

INVESTMENT DIVISION       (1.25)            2006  2005     2004     2003     2002     2001      2000       1999       1998      1997

------------------------------------------ ---------- -------- -------- -------- -------- ---------- ---------- ---------- ---------
                                           ---------- -------- -------- -------- -------- ----------            ---------- ---------
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                  14.66    13.09    10.69    12.31    13.07     13.83      11.48      10.33      10.00
Value at end of period                        15.58    14.66    13.09    10.69    12.31     13.07      13.83      11.48      10.33
Number of accumulation units outstanding    1,000,6331,006,340899,457  750,901  642,056  559,268.52 478,876.63 446,496.19 141,839.79
at end of period
------------------------------------------ ---------- -------- -------- -------- -------- ---------- ---------- ---------- ---------
------------------------------------------ ---------- -------- -------- -------- -------- ---------- ---------- ---------- ---------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                  13.32    12.30    10.69    11.43    11.61     11.82      11.05      10.19      10.00
Value at end of period                        13.94    13.32    12.30    10.69    11.43     11.61      11.82      11.05      10.19
Number of accumulation units outstanding     334,455  359,798  320,327  281,887  285,065  294,535.03 309,247.32 354,140.45 53,608.55
at end of period
------------------------------------------ ---------- -------- -------- -------- -------- ---------- ---------- ---------- ---------
MAXIM MONEY MARKET
Value at beginning of period                  20.97    21.04    21.15    21.12    20.61     19.68      19.01      18.30      17.60
Value at end of period                        21.28    20.97    21.04    21.15    21.12     20.61      19.68      19.01      18.30
Number of accumulation units outstanding  2,922,5933,520,0725,003,0922,925,0233,123,0772,985,215.33,701.304.93,758,054.93,877,164.14
at end of period
------------------------------------------ ---------- -------- -------- -------- -------- ---------- ---------- ---------- ---------
MAXIM STOCK INDEX
Value at beginning of period                  72.13    65.95    52.09    67.46    77.33     85.06      71.93      57.44      44.00
Value at end of period                        74.82    72.13    65.95    52.09    67.46     77.33      85.06      71.93      57.44
Number of accumulation units outstanding  3,391,3993,909,1234,346,7394,641,3105,331.7855,905,991  6,767,826.07,484,324.18,215,445.99
at end of period
------------------------------------------ ---------- -------- -------- -------- -------- ---------- ---------- ---------- ---------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                  28.97    25.50    20.55    23.94    23.85     21.39      20.94      19.47      15.30
Value at end of period                        29.79    28.97    25.50    20.55    23.94     23.85      21.39      20.94      19.47
Number of accumulation units outstanding  2,347,9422,511,4832,520,8572,520,1892,640,1362,610,610  3,377,050.03,756,224.73,595,375.07
at end of period
------------------------------------------ ---------- -------- -------- -------- -------- ---------- ---------- ---------- ---------
------------------------------------------ ---------- -------- -------- -------- -------- ---------- ---------- ---------- ---------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                  19.39    16.62    12.21    15.85    16.24     15.32      12.45      10.31      10.00
Value at end of period                        21.86    19.39    16.62    12.21    15.85     16.24      15.32      12.45      10.31
Number of accumulation units outstanding     807,849  823,866  759,247  616,727  624,926  583,195.94 470,150.71 384,828.79 128,683.8
at end of period
------------------------------------------ ---------- -------- -------- -------- -------- ---------- ---------- ---------- ---------
------------------------------------------ ---------- -------- -------- -------- -------- ---------- ---------- ---------- ---------
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period                  18.22    15.52    11.61    14.34    16.22     16.16      12.59      13.43      13.33
Value at end of period                        21.00    18.22    15.52    11.61    14.34     16.22      16.16      12.59      13.43
Number of accumulation units outstanding  1,332,6771,465,6981,561,8711,610,7921,782,0751,916,973.52,107,351.42,333,665.82,831,592.94
at end of period
------------------------------------------ ---------- -------- -------- -------- -------- ---------- ---------- ---------- ---------
------------------------------------------ ---------- -------- -------- -------- -------- ---------- ---------- ---------- ---------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                  18.45    17.98    17.75    16.37    15.48     14.18      14.31      13.51      12.61
Value at end of period                        18.62    18.45    17.98    17.75    16.37     15.48      14.18      14.31      13.51
Number of accumulation units outstanding  1,567,9801,771,5451,997,7752,293,0172,055,2972,041,895.22,599,233.43,217,525.63,225,407.45
at end of period
------------------------------------------ ---------- -------- -------- -------- -------- ---------- ---------- ---------- ---------
MAXIM VALUE INDEX
Value at beginning of period                  13.75    12.11    9.40     12.12    14.00     13.46      12.23      10.82      10.00
Value at end of period                        14.32    13.75    12.11    9.40     12.12     14.00      13.46      12.23      10.82
Number of accumulation units outstanding     395,467  421,844  445,022  402,937  463,474  424,615.85 424,659.62 362,062.57 55,506.37
at end of period
------------------------------------------ ---------- -------- -------- -------- -------- ---------- ---------- ---------- ---------
------------------------------------------ ---------- -------- -------- --------
MFS STRATEGIC GROWTH
Value at beginning of period                      10.49    9.97     7.93     10.00
Value at end of period                            10.50    10.49    9.97     7.93
Number of accumulation units outstanding            21,094   27,748   25,361   16,125
at end of period
------------------------------------------ -------- -------- -------- -------- --------
------------------------------------------ -------- -------- -------- -------- --------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                         10.56    10.04    7.85     10.00
Value at end of period                               10.91    10.56    10.04    7.85
Number of accumulation units outstanding            192,715  188,216  113,836  45,222
at end of period
------------------------------------------ -------- -------- -------- -------- --------
------------------------------------------ -------- -------- --------
OPPENHEIMER GLOBAL
Value at beginning of period                         12.02    10.00
Value at end of period                               13.51    12.02
Number of accumulation units outstanding            197,284  87,133
at end of period
------------------------------------------ -------- -------- --------
------------------------------------------ -------- -------- -------- -------- --------
PIMCO TOTAL RETURN
Value at beginning of period                         11.47    11.07    10.66    10.00
Value at end of period                               11.63    11.47    11.07    10.66
Number of accumulation units outstanding            617,969  590,778  494,056  298,172
at end of period
------------------------------------------ -------- -------- -------- -------- --------






------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ------ ------- ------

INVESTMENT DIVISION       (0.95)             2006     2005      2004     2003     2002      2001      2000       1999  1998    1997

------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ------ ------- ------
                                                                                 -------- -------- -----------
AIM LARGE CAP GROWTH
Value at beginning of period                          6.11     5.91      4.76     6.54     8.56      10.00
Value at end of period                                6.24     6.11      5.91     4.76     6.54       8.56
Number of accumulation units outstanding             19,791   39,082    64,042   81,240   88,846   33,594.30
at end of period
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
AIM DYNAMICS
Value at beginning of period                          5.67     5.11      3.73     5.63     8.47      10.00
Value at end of period                                6.19     5.67      5.11     3.73     5.63       8.47
Number of accumulation units outstanding             41,765   67,948   102,657   118,493  159,264  90,122.19
at end of period
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
------------------------------------------ --------- -------- -------- --------- --------
AIM SMALL-CAP GROWTH
Value at beginning of period                          10.84    10.24     7.43     10.00
Value at end of period                                11.63    10.84    10.24     7.43
Number of accumulation units outstanding             16,885   26,929    36,484    1,727
at end of period
------------------------------------------ --------- -------- -------- --------- --------
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------
ALGER AMERICAN BALANCED
Value at beginning of period                          11.29    10.90     9.25     10.64    10.96      11.37     10.00
Value at end of period                                12.13    11.29     10.90    9.25     10.64      10.96     11.37
Number of accumulation units outstanding             58,289    76,225   103,854  135,584  125,592   109,400.16 15,039.58
at end of period
                                                                                                               ---------
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                          13.98    12.48     8.52     12.21    13.20      12.20     10.00
Value at end of period                                15.20    13.98     12.48    8.52     12.21      13.20     12.20
Number of accumulation units outstanding             192,952  217,886   259,232  203,757  228,470   219,146.68 13,680.57
at end of period
                                                                                                               ---------
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                          16.86    15.13    12.29     13.06    11.85     10.00
Value at end of period                                17.11    16.86    15.13     12.29    13.06     11.85
Number of accumulation units outstanding             81,529   97,688    84,913   67,208   35,178   11,586.51
at end of period
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
ARTISAN INTERNATIONAL
Value at beginning of period                          8.49     7.27      5.69     7.08     8.49      10.00
Value at end of period                                9.77     8.49      7.27     5.69     7.08       8.49
Number of accumulation units outstanding             99,169   125,161   91,564   58,883   48,509   25,053.26
at end of period
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
------------------------------------------ --------- -------- -------- --------- --------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period                          10.60    9.98      8.14     10.00
Value at end of period                                10.70    10.60     9.98     8.14
Number of accumulation units outstanding             50,895   57,946    51,299   21,813
at end of period
------------------------------------------ --------- -------- -------- --------- --------
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- --------- ---------
FIDELITY VIP CONTRAFUND II
Value at beginning of period                          15.13    13.22     10.39    11.57    13.32      14.40     11.70     10.00
Value at end of period                                17.52    15.13     13.22    10.39    11.57      13.32     14.40     11.70
Number of accumulation units outstanding             252,193  283,624   308,230  250,602  224,771   198,939.20 84,529.68 1,792.37
at end of period
                                           --------- --------                                                            ---------
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- --------- --------- -
FIDELITY VIP GROWTH
Value at beginning of period                     16.86    16.47     12.51    18.08    22.17      25.14     18.46     13.36     10.93
Value at end of period                           17.67    16.86     16.47    12.51    18.08      22.17     25.14     18.46     13.36
Number of accumulation units outstanding    692,137  1,022,347 1,390,6351,155,0351,223,847 1,163,198.4727,652.01503,651.35588,801.03
at end of period
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- --------- --------- -
------------------------------------------ --------- -------- -------- --------- -------- -------- ----------- --------- ---------
JANUS ASPEN WORLDWIDE GROWTH
Value at beginning of period                          12.40    11.94     9.72     13.18    17.16     20.54      12.59     10.00
Value at end of period                                13.00    12.40    11.94     9.72     13.18     17.16      20.54     12.59
Number of accumulation units outstanding             105,941  164,472  232,759   219,839  208,436  171,579.82  105,742.6248,118.83
at end of period
------------------------------------------ --------- -------- -------- --------- -------- -------- ----------- --------- ---------
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
JANUS TWENTY
Value at beginning of period                          5.64     4.60      3.70     4.92     7.02      10.00
Value at end of period                                6.11     5.64      4.60     3.70     4.92       7.02
Number of accumulation units outstanding             163,937  256,761  300,351   274,501  194,263  113,873.77
at end of period
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
JANUS WORLDWIDE
Value at beginning of period                          5.74     5.49      4.46     6.09     7.97       0.00
Value at end of period                                6.02     5.74      5.49     4.46     6.09       7.97
Number of accumulation units outstanding             104,871  137,168  192,743   192,992  155,095  96,439.50
at end of period
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------





------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------

INVESTMENT DIVISION       (0.95)            2006     2005    2004    2003    2002    2001     2000       1999      1998      1997

------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
JENSEN
Value at beginning of period                        10.65   10.00
Value at end of period                              10.38   10.65
Number of accumulation units outstanding at end of 35,662   15,947
------------------------------------------ ------- -------- -------
------------------------------------------ ------- -------- ------- ------- -------
LEGG MASON VALUE TRUST
Value at beginning of period                        13.48   12.07    8.43   10.00
Value at end of period                              14.15   13.48   12.07    8.43
Number of accumulation units outstanding           84,198   113,027 80,685  24,425
at end of period
------------------------------------------ ------- -------- ------- ------- -------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period                        14.90   12.87    9.95   12.19   13.06     14.15     11.72     10.30     10.00
Value at end of period                              16.05   14.90   12.87    9.95   12.19     13.06     14.15     11.72     10.30
Number of accumulation units outstanding            196,877 221,131 223,835 166,720 165,531 126,105.69 68,648.89 39,090.58 9,576.11
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                        27.73   24.93   19.42   21.98   18.78     15.97     16.08     12.14     10.85
Value at end of period                              28.40   27.73   24.93   19.42   21.98     18.78     15.97     16.08     12.14
Number of accumulation units outstanding           342,205 474,476 545,902 544,665 589,121 574,831.38 529,521.61470,211.38422,167.92
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                        32.08   26.51   20.71   22.30   19.47     15.52     16.63     15.50     12.24
Value at end of period                              31.62   32.08   26.51   20.71   22.30     19.47     15.52     16.63     15.50
Number of accumulation units outstanding            110,899 136,294 125,335 95,309  74,353  51,535.19  37,219.61 21,916.39 4,787.54
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- ---------
MAXIM BOND INDEX
Value at beginning of period                        13.32   13.02   12.75   11.74   11.02     10.00     10.00
Value at end of period                              13.47   13.32   13.02   12.75   11.74     11.02     10.00
Number of accumulation units outstanding            89,370  188,711 241,013 156,718 57,734  10,543.97   79.29
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                        14.21   13.42   12.17   12.37   12.14     11.58     11.15     10.33     10.00
Value at end of period                              14.67   14.21   13.42   12.17   12.37     12.14     11.58     11.15     10.33
Number of accumulation units outstanding            67,219  61,350  62,437  60,105  47,547  34,795.75  12,170.50 3,968.60  94,228.09
at end of period
                                                                                                                           ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
MAXIM GROWTH INDEX
Value at beginning of period                        11.54   11.00    8.89   11.82   13.74     17.86     14.21     10.45     10.00
Value at end of period                              11.84   11.54   11.00    8.89   11.82     13.74     17.86     14.21     10.45
Number of accumulation units outstanding            150,145 212,370 277,116 254,502 264,562 229,555.59 126,500.0266,115.58 1,779.77
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
MAXIM INDEX 600
Value at beginning of period                        24.47   20.28   14.82   17.65   16.85     15.43     13.92     14.28     11.92
Value at end of period                              25.95   24.47   20.28   14.82   17.65     16.85     15.43     13.92     14.28
Number of accumulation units outstanding           95,299  190,285 202,952 185,217 197,788 203,257.77 173,995.4372,881.82 147,236.05
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
MAXIM INVESCO ADR
Value at beginning of period                        18.03   15.21   11.70   13.60   16.44     18.48     15.21     13.88     12.50
Value at end of period                              19.87   18.03   15.21   11.70   13.60     16.44     18.48     15.21     13.88
Number of accumulation units outstanding           53,209  71,949  80,506  84,497  113,759 104,087.89 70,783.74 51,071.84 149,143.92
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                        21.96   19.98   15.50   14.09   13.87     13.38     12.88     12.57     11.26
Value at end of period                              22.56   21.96   19.98   15.50   14.09     13.87     13.38     12.88     12.57
Number of accumulation units outstanding            156,163 171,311 198,216 159,601 176,528 185,615.42 132,735.46107,193.7184,830.69
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                        18.09   14.95   11.24   13.27   11.72     9.56       9.69     10.01     10.00
Value at end of period                              19.01   18.09   14.95   11.24   13.27     11.72      9.56      9.69     10.01
Number of accumulation units outstanding            72,077  92,902  99,214  80,248  71,311  57,078.87  32,492.98 22,333.17 9,792.14
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
MAXIM TRUSCO SMALL-CAP GROWTH
Value at beginning of period                        20.48   19.51   15.04   21.99   28.79     33.17     18.52     15.90     13.52
Value at end of period                              21.22   20.48   19.51   15.04   21.99     28.79     33.17     18.52     15.90
Number of accumulation units outstanding           266,288 384,107 478,525 464,900 536,016 495,178.57 335.181.31251,992.27296,221.15
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------





------------------------------------------ ----- -------- -------- -------- -------- -------- ---------- ---------- ---------- -----

INVESTMENT DIVISION       (0.95)           2006  2005     2004     2003     2002     2001      2000       1999       1998       1997

------------------------------------------ ----- -------- -------- -------- -------- -------- ---------- ---------- ---------- -----
------------------------------------------ ----- -------- -------- -------- -------- -------- ---------- ---------- ---------- -----
MAXIM MODERATE PROFILE I
Value at beginning of period                    14.56    13.20    11.09    12.24    12.70     13.00      11.28      10.23      10.00
Value at end of period                          15.33    14.56    13.20    11.09    12.24     12.70      13.00      11.28      10.23
Number of accumulation units outstanding     558,495  681,396  591,152  385,603  302,169  205,574.66 91,118.94  16,878.33  44,770.91
at end of period
------------------------------------------ ----- -------- -------- -------- -------- -------- ---------- ---------- ---------- -----
                                           ----- -------- -------- -------- -------- -------- ----------            ---------- -----
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                    14.98    13.34    10.86    12.46    13.19     13.93      11.52      10.34      10.00
Value at end of period                          15.97    14.98    13.34    10.86    12.46     13.19      13.93      11.52      10.34
Number of accumulation units outstanding     499,548  601,114  541,884  394,948  339,921  252,330.73 163,856.44 36,452.19  53,828.37
at end of period
------------------------------------------ ----- -------- -------- -------- -------- -------- ---------- ---------- ---------- -----
------------------------------------------ ----- -------- -------- -------- -------- -------- ---------- ---------- ---------- -----
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                    13.55    12.48    10.81    11.53    11.67     11.85      11.04      10.20      10.00
Value at end of period                          14.22    13.55    12.48    10.81    11.53     11.67      11.85      11.04      10.20
Number of accumulation units outstanding     130,069  128,601  130,774  114,087  69,873   49,099.83  14,657.02  4,110.80   53,438.52
at end of period
------------------------------------------ ----- -------- -------- -------- -------- -------- ---------- ---------- ---------- -----
MAXIM MONEY MARKET
Value at beginning of period                    12.74    12.74    12.77    12.72    12.37     11.77      11.34      10.89      10.44
Value at end of period                          12.96    12.74    12.74    12.77    12.72     12.37      11.77      11.34      10.89
Number of accumulation units outstandin   972,440  1,291,6591,906,337549,783  560,138  554,768.11 430,080.54 352,052.98 1,402,319.60
at end of period
------------------------------------------ ----- -------- -------- -------- -------- -------- ---------- ---------- ---------- -----
MAXIM STOCK INDEX
Value at beginning of period                  20.87    19.02    14.96    19.34    22.11     24.24      20.44      16.27      12.45
Value at end of period                        21.71    20.87    19.02    14.96    19.34     22.11      24.24      20.44      16.27
Number of accumulation units outstanding  1,763,1622,546,8803,006,7133,308,5323,559,7853,707,280.11,877,727.41,470,364.92,328,852.18
at end of period
------------------------------------------ - -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                  23.92    21.00    16.87    19.59    19.46     17.40      16.99      15.74      12.34
Value at end of period                        24.68    23.92    21.00    16.87    19.59     19.46      17.40      16.99      15.74
Number of accumulation units outstanding    339,478  462,741  518,990  521,917  586,577  549,728.52 427,608.57 379,091.37 561,621.67
at end of period
------------------------------------------ - -------- -------- -------- -------- -------- ---------- ---------- ---------- ---------
------------------------------------------ ----- -------- -------- -------- -------- -------- ---------- ---------- ---------- -----
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                    19.82    16.94    12.41    16.06    16.40     15.42      12.49      10.32      10.00
Value at end of period                          22.41    19.82    16.94    12.41    16.06     16.40      15.42      12.49      10.32
Number of accumulation units outstanding     153,301  196,827  195,636  164,759  186,267  147,864.53 93,445.15  55,481.56  12,739.10
at end of period
------------------------------------------ ----- -------- -------- -------- -------- -------- ---------- ---------- ---------- -----
------------------------------------------ ----- -------- -------- -------- -------- -------- ---------- ---------- ---------- -----
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period                    17.18    14.59    10.88    13.40    15.11     15.01      11.66      12.39      12.27
Value at end of period                          19.86    17.18    14.59    10.88    13.40     15.11      15.01      11.66      12.39
Number of accumulation units outstanding    357,452  441,413  493,274  478,007  509,371  539,441.58 492,141.77 498,703.59 557,569.31
at end of period
------------------------------------------ ----- -------- -------- -------- -------- -------- ---------- ---------- ---------- -----
------------------------------------------ ----- -------- -------- -------- -------- -------- ---------- ---------- ---------- -----
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                    15.66    15.22    14.98    13.77    12.98     11.85      11.93      11.23      10.45
Value at end of period                          15.85    15.66    15.22    14.98    13.77     12.98      11.85      11.93      11.23
Number of accumulation units outstanding    275,922  381,030  481,229  487,376  429,435  369,129.68 217,847.85 151,304.43 112,314.59
at end of period
------------------------------------------ ----- -------- -------- -------- -------- -------- ---------- ---------- ---------- -----
MAXIM VALUE INDEX
Value at beginning of period                    14.06    12.34    9.55     12.27    14.14     13.55      12.28      10.83      10.00
Value at end of period                          14.68    14.06    12.34    9.55     12.27     14.14      13.55      12.28      10.83
Number of accumulation units outstanding     55,708   62,172   97,287   77,253   78,564   70,893.39  40,924.99  23,951.01  12,307.01
at end of period
------------------------------------------ ----- -------- -------- -------- -------- -------- ---------- ---------- ---------- -----
------------------------------------------ ----- -------- -------- -------- --------
MFS STRATEGIC GROWTH
Value at beginning of period                         10.58    10.02    7.95     10.00
Value at end of period                               10.61    10.58    10.02    7.95
Number of accumulation units outstanding             4,994    5,310    3,625    3,407
at end of period
------------------------------------------ -------- -------- -------- -------- --------
------------------------------------------ -------- -------- -------- -------- --------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                         10.64    10.09    7.87     10.00
Value at end of period                               11.03    10.64    10.09    7.87
Number of accumulation units outstanding            45,300   43,324   21,589    2,764
at end of period
------------------------------------------ -------- -------- -------- -------- --------
------------------------------------------ -------- -------- --------
OPPENHEIMER GLOBAL
Value at beginning of period                         12.04    10.00
Value at end of period                               13.57    12.04
Number of accumulation units outstanding            190,244  86,130
at end of period
------------------------------------------ -------- -------- --------





------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- --------- ---------

INVESTMENT DIVISION       (0.95)            2006    2005     2004    2003    2002    2001     2000      1999       1998      1997

------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- --------- ---------
------------------------------------------ ------- -------- ------- ------- -------
PIMCO TOTAL RETURN
Value at beginning of period                        11.56   11.13   10.67   10.00
Value at end of period                              11.75   11.56   11.13   10.67
Number of accumulation units outstanding           81,115   102,205 107,642 48,750
at end of period
------------------------------------------ ------- -------- ------- ------- -------
------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ----------
PIONEER EQUITY- INCOME VCT
Value at beginning of period                        11.75   10.22    8.44   10.15   11.04     9.73      10.00
Value at end of period                              12.28   11.75   10.22    8.44   10.15    11.04      9.73
Number of accumulation units outstanding           36,667   29,307  24,795  21,354  17,312  8,530.30  1,756.46
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ----------
RS DIVERSIFIED GROWTH
Value at beginning of period                        11.46   10.00
Value at end of period                              11.18   11.46
Number of accumulation units outstanding at end of p8,026   13,529
------------------------------------------ ------- -------- -------
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
RS EMERGING GROWTH
Value at beginning of period                        5.34     4.68    3.22    5.43    7.54    10.00
Value at end of period                              5.32     5.34    4.68    3.22    5.43     7.54
Number of accumulation units outstanding at end of 67,121   134,557 210,557 114,711 98,736  58,620.46
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
------------------------------------------ ------- --------
STI SMALL CAP GROWTH
Value at beginning of period                        10.00
Value at end of period                              11.93
Number of accumulation units outstanding at end of 32,437
------------------------------------------ ------- --------






------------------------------------------ ------- ------ -------

INVESTMENT DIVISION       (0.85)            2006   2005    2004

------------------------------------------ ------- ------ -------
AIM LARGE CAP GROWTH
Value at beginning of period                       10.79  10.00
Value at end of period                             11.03  10.79
Number of accumulation units outstanding            707    707
at end of period
------------------------------------------ ------- ------ ------
------------------------------------------ ------- ------ ------
AIM DYNAMICS
Value at beginning of period                       11.34  10.00
Value at end of period                             12.39  11.34
Number of accumulation units outstanding            17     17
at end of period
------------------------------------------ ------- ------ ------
------------------------------------------ ------- ------ ------
AIM SMALL-CAP GROWTH
Value at beginning of period                       11.29  10.00
Value at end of period                             12.13  11.29
Number of accumulation units outstanding            153    146
at end of period
------------------------------------------ ------- ------ ------
------------------------------------------ ------- ------ -------
ALGER AMERICAN BALANCED
Value at beginning of period                       10.65  10.00
Value at end of period                             11.45  10.65
Number of accumulation units outstanding           2,011  2,365
at end of period
------------------------------------------ ------- ------ -------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                       11.56  10.00
Value at end of period                             12.59  11.56
Number of accumulation units outstanding           5,968  5,524
at end of period
------------------------------------------ ------- ------ ------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                       10.68  10.00
Value at end of period                             10.85  10.68
Number of accumulation units outstanding           2,747  3,218
at end of period
------------------------------------------ ------- ------ ------
------------------------------------------ ------- ------ ------
ARTISAN INTERNATIONAL
Value at beginning of period                       11.50  10.00
Value at end of period                             13.25  11.50
Number of accumulation units outstanding           1,964  1,034
at end of period
------------------------------------------ ------- ------ ------
------------------------------------------ ------- ------ ------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period                       10.84  10.00
Value at end of period                             10.95  10.84
Number of accumulation units outstanding            452    297
at end of period
------------------------------------------ ------- ------ ------
------------------------------------------ ------- ------ -------
FIDELITY VIP CONTRAFUND II
Value at beginning of period                       10.90  10.00
Value at end of period                             12.63  10.90
Number of accumulation units outstanding           13,887 12,361
at end of period
                                           ------- ------
------------------------------------------ ------- ------ -------
FIDELITY VIP GROWTH
Value at beginning of period                       10.82  10.00
Value at end of period                             11.35  10.82
Number of accumulation units outstanding           26,640 26,879
at end of period
------------------------------------------ ------- ------ -------
------------------------------------------ ------- ------ ------
JANUS TWENTY
Value at beginning of period                       11.27  10.00
Value at end of period                             12.23  11.27
Number of accumulation units outstanding            811    811
at end of period
------------------------------------------ ------- ------ ------
------------------------------------------ ------- ------ ------
JANUS WORLDWIDE
Value at beginning of period                       11.13  10.00
Value at end of period                             11.68  11.13
Number of accumulation units outstanding            194    630
at end of period
------------------------------------------ ------- ------ ------
JENSEN
Value at beginning of period                       10.65  10.00
Value at end of period                             10.39  10.65
Number of accumulation units outstanding at end of p854od  395
------------------------------------------ ------- ------ ------





------------------------------------------ ------- ------ -------

INVESTMENT DIVISION       (0.85)            2006   2005    2004

------------------------------------------ ------- ------ -------
------------------------------------------ ------- ------ ------
LEGG MASON VALUE TRUST
Value at beginning of period                       11.50  10.00
Value at end of period                             12.09  11.50
Number of accumulation units outstanding           1,545   448
at end of period
------------------------------------------ ------- ------ ------
------------------------------------------ ------- ------ -------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period                       11.19  10.00
Value at end of period                             12.07  11.19
Number of accumulation units outstanding           13,067 8,991
at end of period
------------------------------------------ ------- ------ -------
------------------------------------------ ------- ------ -------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                       10.94  10.00
Value at end of period                             11.22  10.94
Number of accumulation units outstanding           18,640 18,124
at end of period
------------------------------------------ ------- ------ -------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                       10.94  10.00
Value at end of period                             10.80  10.94
Number of accumulation units outstanding           3,011  2,273
at end of period
------------------------------------------ ------- ------ -------
------------------------------------------ ------- ------ -------
MAXIM BOND INDEX
Value at beginning of period                       10.06  10.00
Value at end of period                             10.18  10.06
Number of accumulation units outstanding            229    163
at end of period
------------------------------------------ ------- ------ -------
------------------------------------------ ------- ------ -------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                       10.41  10.00
Value at end of period                             10.76  10.41
Number of accumulation units outstanding            545    236
at end of period
------------------------------------------ ------- ------ -------
MAXIM GROWTH INDEX
Value at beginning of period                       10.82  10.00
Value at end of period                             11.11  10.82
Number of accumulation units outstanding           9,941  9,343
at end of period
------------------------------------------ ------- ------ -------
------------------------------------------ ------- ------ -------
MAXIM INDEX 600
Value at beginning of period                       11.27  10.00
Value at end of period                             11.96  11.27
Number of accumulation units outstanding           1,170  1,605
at end of period
------------------------------------------ ------- ------ -------
MAXIM INVESCO ADR
Value at beginning of period                       11.39  10.00
Value at end of period                             12.57  11.39
Number of accumulation units outstanding            167    247
at end of period
------------------------------------------ ------- ------ -------
------------------------------------------ ------- ------ -------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                       10.56  10.00
Value at end of period                             10.86  10.56
Number of accumulation units outstanding           8,899  8,516
at end of period
------------------------------------------ ------- ------ -------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                       11.22  10.00
Value at end of period                             11.80  11.22
Number of accumulation units outstanding           1,293   261
at end of period
------------------------------------------ ------- ------ -------
------------------------------------------ ------- ------ -------
MAXIM TRUSCO SMALL-CAP GROWTH
Value at beginning of period                       11.39  10.00
Value at end of period                             11.82  11.39
Number of accumulation units outstanding           11,981 12,528
at end of period
------------------------------------------ ------- ------ -------
------------------------------------------ ------- ------ -------
MAXIM MODERATE PROFILE I
Value at beginning of period                       10.77  10.00
Value at end of period                             11.35  10.77
Number of accumulation units outstanding           29,416 18,878
at end of period
------------------------------------------ ------- ------ -------





-------------------------------------------- ------- ------ ------

INVESTMENT DIVISION       (0.85)              2006   2005   2004

-------------------------------------------- ------- ------ ------
-------------------------------------------- ------- ------ ------
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                         10.95  10.00
Value at end of period                               11.69  10.95
Number of accumulation units outstanding             23,575 17,084
at end of period
-------------------------------------------- ------- ------ ------
-------------------------------------------- ------- ------ ------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                         10.61  10.00
Value at end of period                               11.15  10.61
Number of accumulation units outstanding              84     524
at end of period
-------------------------------------------- ------- ------ ------
MAXIM MONEY MARKET
Value at beginning of period                         10.01  10.00
Value at end of period                               10.20  10.01
Number of accumulation units outstanding             5,248  5,248
at end of period
-------------------------------------------- ------- ------ ------
MAXIM STOCK INDEX
Value at beginning of period                         10.91  10.00
Value at end of period                               11.36  10.91
Number of accumulation units outstanding             37,887 40,197
at end of period
-------------------------------------------- ------- ------ ------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                         10.90  10.00
Value at end of period                               11.26  10.90
Number of accumulation units outstanding             14,197 13,133
at end of period
-------------------------------------------- ------- ------ ------
-------------------------------------------- ------- ------ ------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                         11.20  10.00
Value at end of period                               12.68  11.20
Number of accumulation units outstanding             8,962  8,354
at end of period
-------------------------------------------- ------- ------ ------
-------------------------------------------- ------- ------ ------
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period                         11.41  10.00
Value at end of period                               13.21  11.41
Number of accumulation units outstanding             2,565  1,925
at end of period
-------------------------------------------- ------- ------ ------
-------------------------------------------- ------- ------ ------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                         10.06  10.00
Value at end of period                               10.19  10.06
Number of accumulation units outstanding             2,836  4,155
at end of period
-------------------------------------------- ------- ------ ------
MAXIM VALUE INDEX
Value at beginning of period                         10.94  10.00
Value at end of period                               11.44  10.94
Number of accumulation units outstanding             2,520  2,263
at end of period
-------------------------------------------- ------- ------ ------
-------------------------------------------- ------- ------ ------
MFS STRATEGIC GROWTH
Value at beginning of period                         11.13  10.00
Value at end of period                               11.18  11.13
Number of accumulation units outstanding              41     41
at end of period
-------------------------------------------- ------- ------ ------
-------------------------------------------- ------- ------ ------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                         10.82  10.00
Value at end of period                               11.22  10.82
Number of accumulation units outstanding              118    48
at end of period
-------------------------------------------- ------- ------ ------
-------------------------------------------- ------- ------ ------
OPPENHEIMER GLOBAL
Value at beginning of period                         11.59  10.00
Value at end of period                               13.08  11.59
Number of accumulation units outstanding             1,644   122
at end of period
-------------------------------------------- ------- ------ ------
-------------------------------------------- ------- ------ ------
PIMCO TOTAL RETURN
Value at beginning of period                         10.11  10.00
Value at end of period                               10.29  10.11
Number of accumulation units outstanding              445    283
at end of period
-------------------------------------------- ------- ------ ------





-------------------------------------------- ------- ------

INVESTMENT DIVISION       (0.85)              2006   2005

-------------------------------------------- ------- ------
-------------------------------------------- ------- ------
STI SMALL CAP GROWTH
Value at beginning of period                         10.00
Value at end of period                               11.94
Number of accumulation units outstanding              558
at end of period
-------------------------------------------- ------- ------





------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- -------

INVESTMENT DIVISION       (0.75)            2006     2005    2004    2003    2002    2001     2000       1999      1998     1997

------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- -------
                                                                            ------- ------- ---------
AIM LARGE CAP GROWTH
Value at beginning of period                        6.16     5.95    4.79    6.56    8.57    10.00
Value at end of period                              6.31     6.16    5.95    4.79    6.56     8.57
Number of accumulation units outstanding            8,600   11,867  10,952  17,313  26,790  6,938.89
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
AIM DYNAMICS
Value at beginning of period                        5.72     5.15    3.75    5.64    8.48    10.00
Value at end of period                              6.26     5.72    5.15    3.75    5.64     8.48
Number of accumulation units outstanding           16,716   24,810  35,777  53,272  34,718  13,292.47
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
------------------------------------------ ------- -------- ------- ------- -------
AIM SMALL-CAP GROWTH
Value at beginning of period                        10.90   10.28    7.44   10.00
Value at end of period                              11.71   10.90   10.28    7.44
Number of accumulation units outstanding            5,224   11,036  5,440   2,324
at end of period
------------------------------------------ ------- -------- ------- ------- -------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- ---------
ALGER AMERICAN BALANCED
Value at beginning of period                        11.41   11.00    9.31   10.69   10.98     11.38     10.00
Value at end of period                              12.28   11.41   11.00    9.31   10.69     10.98     11.38
Number of accumulation units outstanding            10,036  23,491  26,685  30,271  25,750  12,856.34  3,327.96
at end of period
                                                                                                       ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- ---------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                        14.12   12.59    8.58   12.27   13.23     12.21     10.00
Value at end of period                              15.40   14.12   12.59    8.58   12.27     13.23     12.21
Number of accumulation units outstanding            80,178  87,833  76,145  64,663  57,979  41,598.74  4,173.07
at end of period
                                                                                                       ---------
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                        17.02   15.24   12.35   13.10   11.86    10.00
Value at end of period                              17.30   17.02   15.24   12.35   13.10    11.86
Number of accumulation units outstanding           40,351   45,971  22,298  18,110  8,688   1,337.27
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
AMERICAN CENTURY INCOME & GROWTH
Value at beginning of period                        9.92     8.85    6.88    8.59    9.45    10.00
Value at end of period                              10.32    9.92    8.85    6.88    8.59     9.45
Number of accumulation units outstanding           45,337   66,202  28,639  22,142  2,206
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
ARTISAN INTERNATIONAL
Value at beginning of period                        8.56     7.33    5.71    7.10    8.50    10.00
Value at end of period                              9.88     8.56    7.33    5.71    7.10     8.50
Number of accumulation units outstanding           54,803   59,320  40,584  33,286  14,150  2,436.41
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
------------------------------------------ ------- -------- ------- ------- -------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period                        10.65   10.01    8.15   10.00
Value at end of period                              10.78   10.65   10.01    8.15
Number of accumulation units outstanding           26,112   31,683  16,564  8,831
at end of period
------------------------------------------ ------- -------- ------- ------- -------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- ---------
FIDELITY VIP CONTRAFUND II
Value at beginning of period                        15.31   13.36   10.48   11.64   13.37     14.43     11.70     10.00
Value at end of period                              17.77   15.31   13.36   10.48   11.64     13.37     14.43     11.70
Number of accumulation units outstanding            121,030 114,702 77,938  70,602  60,167  35,037.54  19,034.82  545.53
at end of period
                                           -------- -------                                                      ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- -------
FIDELITY VIP GROWTH
Value at beginning of period                        13.84   13.49   10.23   14.75   18.05     20.43     14.98     10.82    10.00
Value at end of period                              14.54   13.84   13.49   10.23   14.75     18.05     20.43     14.98    10.82
Number of accumulation units outstanding            616,601 866,427 927,891 948,538 945,946 914,067.65 755,950.03593,071.003,446.98
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- -------
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
FRANKLIN SMALL-MID CAP GROWTH
Value at beginning of period                        7.18     6.40    4.69    6.70    8.50    10.00
Value at end of period                              7.88     7.18    6.40    4.69    6.70     8.50
Number of accumulation units outstanding           19,978   14,767  38,458  14,465  7,384    106.52
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- ---------
JANUS ASPEN WORLDWIDE GROWTH
Value at beginning of period                        10.55   10.15    8.25   11.15   14.49    17.31      10.65     10.00
Value at end of period                              11.09   10.55   10.15    8.25   11.15    14.49      17.31     10.65
Number of accumulation units outstanding           72,491   117,920 172,557 185,722 193,107 209,494.46123,401.32 17,591.36
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- ---------





------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------

INVESTMENT DIVISION       (0.75)            2006    2005     2004    2003    2002    2001     2000      1999       1998     1997

------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
JANUS FUND
Value at beginning of period                        6.14     5.91    4.52    6.28    8.57    10.00
Value at end of period                              6.33     6.14    5.91    4.52    6.28     8.57
Number of accumulation units at end of             18,078   22,982  22,562  60,777  15,053   39.50
period
------------------------------------------
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
JANUS TWENTY
Value at beginning of period                        5.69     4.63    3.72    4.93    7.02    10.00
Value at end of period                              6.18     5.69    4.63    3.72    4.93     7.02
Number of accumulation units outstanding           36,246   53,446  43,809  50,147  49,241  36,576.13
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
JANUS WORLDWIDE
Value at beginning of period                        5.79     5.53    4.49    6.11    7.98    10.00
Value at end of period                              6.09     5.79    5.53    4.49    6.11     7.98
Number of accumulation units outstanding           41,232   63,954  38,280  40,551  36,445  15,875.85
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
JENSEN
Value at beginning of period                        10.66   10.00
Value at end of period                              10.40   10.66
Number of accumulation units outstanding at end of p6,955   4,436
------------------------------------------ ------- -------- -------
------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- ---------
COLUMBIA ASSET ALLOCATION
Value at beginning of period                        12.11   11.10    9.28   10.59   11.75    11.98      10.72     10.00
Value at end of period                              12.81   12.11   11.10    9.28   10.59    11.75      11.98     10.72
Number of accumulation units outstanding           24,427   18,507  16,691  10,794  12,009  8,424.85  8,242.99   4,142.27
at end of period
                                                                                    ------- --------- ---------- ---------
------------------------------------------ ------- -------- ------- ------- -------
LEGG MASON VALUE TRUST
Value at beginning of period                        13.55   12.11    8.44   10.00
Value at end of period                              14.25   13.55   12.11    8.44
Number of accumulation units outstanding           24,798   28,472  16,409  1,801
at end of period
------------------------------------------ ------- -------- ------- ------- -------
------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period                        15.11   13.03   10.05   12.29   13.14    14.21      11.75     10.31    10.00
Value at end of period                              16.32   15.11   13.03   10.05   12.29    13.14      14.21     11.75    10.31
Number of accumulation units outstanding           148,959  180,884 168,430 165,055 140,600 97,470.17 63,448.45  15,150.39
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                        25.49   22.87   17.78   20.08   17.12    14.53      14.60     11.00    10.00
Value at end of period                              26.16   25.49   22.87   17.78   20.08    17.12      14.53     14.60    11.00
Number of accumulation units outstanding           239,908  298,286 317,797 361,232 353,595 319,880.59328,339.05 256,925.442,545.66
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                        24.78   20.44   15.93   17.13   14.92    11.87      12.69     11.81    10.00
Value at end of period                              24.48   24.78   20.44   15.93   17.13    14.92      11.87     12.69    11.81
Number of accumulation units outstanding           51,810   67,078  70.222  63,011  40,779  30,317.16 26,816.01  24,665.53 395.12
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ----------
MAXIM BOND INDEX
Value at beginning of period                        13.46   13.13   12.84   11.79   11.05    10.00      10.00
Value at end of period                              13.64   13.46   13.13   12.84   11.79    11.05      10.00
Number of accumulation units outstanding           61,255   70,146  49,972  32,896  10,427  1,128.60   249.52
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                        14.34   13.51   12.23   12.40   12.15    11.56      11.11     10.34    10.00
Value at end of period                             14.836   14.34   13.51   12.23   12.40    12.15      11.56     11.11    10.34
Number of accumulation units outstanding           114,118  108,153 156,510 214,143 168,345 177,717.84342,028.29 426,692.38
at end of period
                                                                                                                           -------
------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
MAXIM GROWTH INDEX
Value at beginning of period                        11.71   11.14    8.99   11.92   13.83    17.94      14.25     10.46    10.00
Value at end of period                              12.03   11.71   11.14    8.99   11.92    13.83      17.94     14.25    10.46
Number of accumulation units outstanding           112,725  164,249 163,201 184,480 195,512 163,752.64102,466.53 24,247.29
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
MAXIM INDEX 600
Value at beginning of period                        19.35   16.01   11.68   13.88   13.22    12.08      10.88     11.14    10.00
Value at end of period                              20.56   19.35   16.01   11.68   13.88    13.22      12.08     10.88    11.14
Number of accumulation units outstanding           158,241  184,812 178.778 195,732 179,104 165,315.68175,765.02 183,674.901,923.32
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------





------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----

INVESTMENT DIVISION       (0.75)         2006   2005   2004      2003     2002     2001       2000       1999        1998       1997

------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
MAXIM INVESCO ADR
Value at beginning of period                  13.18    11.10     8.52     9.88     11.93     13.38       10.99      10.01      10.00
Value at end of period                        14.56    13.18    11.10     8.52     9.88      11.93       13.38      10.99      10.01
Number of accumulation units outstanding     210,380  261,835  318,742   323,340  304,754  275,937.25  280,188.56 292,162.25    7.11
at end of period
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                  18.68    16.96    13.13     11.91    11.70     11.27       10.83      10.55      10.00
Value at end of period                        19.23    18.68    16.96     13.13    11.91     11.70       11.27      10.83      10.55
Number of accumulation units outstanding    99,503   125,048  219,830   206,726  181,118  188,987.82  189,311.10 178,619.57   140.06
at end of period
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                  18.36    15.14    11.36     13.39    11.80      9.61       9.72       10.02      10.00
Value at end of period                        19.33    18.36    15.14     11.36    13.39     11.80       9.61        9.72      10.02
Number of accumulation units outstanding      110,290  116,531   66,125   66,711   42,827   32,627.82   19,064.83  14,660.30
at end of period
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
MAXIM TRUSCO SMALL-CAP GROWTH
Value at beginning of period                  14.52    13.80    10.62     15.50    20.24     23.28       12.97      11.11      10.00
Value at end of period                        15.08    14.52    13.80     10.62    15.50     20.24       23.28      12.97      11.11
Number of accumulation units outstanding    249,725  396,176  424,713   428,582  430,489  456,661.36  396,589.37 334,433.76   754.64
at end of period
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
MAXIM MODERATE PROFILE I
Value at beginning of period                  14.79    13.39    11.22     12.36    12.80     13.08       11.32      10.24      10.00
Value at end of period                        15.61    14.79    13.39     11.22    12.36     12.80       13.08      11.32      10.24
Number of accumulation units outstanding      455,231  541,619  527,862   488,310  442,197  378,015.86  347,108.62 258,990.96
at end of period
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
                                          ------------ -------- --------- -------- -------- -----------            ----------- -----
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                  15.20    13.51    10.98     12.58    13.29     14.00       11.55      10.34      10.00
Value at end of period                        16.24    15.20    13.51     10.98    12.58     13.29       14.00      11.55      10.34
Number of accumulation units outstanding      426,405  449,591  416,798   406,095  320,829  233,517.97  207.585.59 140,358.02
at end of period
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                  13.82    12.70    10.98     11.68    11.80     11.96       11.12      10.21      10.00
Value at end of period                        14.53    13.82    12.70     10.98    11.68     11.80       11.96      11.12      10.21
Number of accumulation units outstanding      237,521  260,842  306,567   309,067  336,687  345,938.20  383,124.12 338,437.20
at end of period
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
MAXIM MONEY MARKET
Value at beginning of period                  12.17    12.14    12.15     12.07    11.72     11.13       10.70      10.25      10.00
Value at end of period                        12.40    12.17    12.14     12.15    12.07     11.72       11.13      10.70      10.25
Number of accumulation units outstanding  935,740  1,255,6091,466,890 1,219,3141,450,1311,594,293.702,059,542.31,613,050.2511,698.04
at end of period
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
MAXIM STOCK INDEX
Value at beginning of period                  14.24    12.95    10.16     13.12    14.96     16.37       13.78      10.95      10.00
Value at end of period                        14.84    14.24    12.95     10.16    13.12     14.96       16.37      13.78      10.95
Number of accumulation units outstanding 1,710,2242,321,1013,076,632 3,503,2733,767,7743,979,926.803,812,823.63,382,583.06167,748.34
at end of period
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                  17.17    15.04    12.06     13.97    13.85     12.36       12.04      11.14      10.00
Value at end of period                        17.74    17.17    15.04     12.06    13.97     13.85       12.36      12.04      11.14
Number of accumulation units outstanding   516,348  654,772  612,770   616,083  573,008  519,589.86  625,382.39 614,261.17  1,715.12
at end of period
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                  20.11    17.16    12.54     16.20    16.51     15.49       12.53      10.33      10.00
Value at end of period                        22.78    20.11    17.16     12.54    16.20     16.51       15.49      12.53      10.33
Number of accumulation units outstanding      118,517  143,135  109,705   101,535  91,020   86,437.80   51,474.65  36,548.42
at end of period
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period                  13.24    11.22     8.35     10.27    11.55     11.45       8.88        9.42      10.00
Value at end of period                        15.34    13.24    11.22     8.35     10.27     11.55       11.45       8.88       9.42
Number of accumulation units outstanding   137,759  171,310  170,190   191,097  194,421  174,161.75  180,091.70 122,570.24  2,087.94
at end of period
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                  14.80    14.35    14.10     12.94    12.17     11.09       11.14      10.47      10.00
Value at end of period                        15.01    14.80    14.35     14.10    12.94     12.17       11.09      11.14      10.47
Number of accumulation units outstanding    184,996  226,093  337,416   357,996  327,141  303,867.58  350,532.03 341,859.87   739.30
at end of period
------------------------------------------------------ -------- --------- -------- -------- ----------- ---------- ----------- -----





------------------------------------------- ------ ------ ------- ------ ------- ------- --------- ---------- --------- --------

INVESTMENT DIVISION       (0.75)            2006   2005    2004   2003    2002    2001     2000      1999       1998     1997

------------------------------------------- ------ ------ ------- ------ ------- ------- --------- ---------- --------- --------
------------------------------------------ ------- ------ ------ ------- ------- ------- --------- --------- ---------- --------
MAXIM VALUE INDEX
Value at beginning of period                       14.26  12.49   9.65   12.38   14.23    13.61     12.31      10.84     10.00
Value at end of period                             14.92  14.26  12.49    9.65   12.38    14.23     13.61      12.31     10.84
Number of accumulation units outstanding           67,249 76,741 95,484  99,991  99,502  97,721.78 69,752.97 41,993.96
at end of period
------------------------------------------ ------- ------ ------ ------- ------- ------- --------- --------- ---------- --------
------------------------------------------- ------ ------ ------- ------ -------
MFS STRATEGIC GROWTH
Value at beginning of period                       10.63  10.05   7.96   10.00
Value at end of period                             10.69  10.63   10.05   7.96
Number of accumulation units outstanding           6,749  6,784   7,976  1,105
at end of period
------------------------------------------- ------ ------ ------- ------ -------
------------------------------------------- ------ ------ ------- ------ -------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                       10.70  10.12   7.88   10.00
Value at end of period                             11.11  10.70   10.12   7.88
Number of accumulation units outstanding           28,212 27,284  5,738  2,436
at end of period
------------------------------------------- ------ ------ ------- ------ -------
------------------------------------------- ------ ------ -------
OPPENHEIMER GLOBAL
Value at beginning of period                       12.05  10.00
Value at end of period                             13.61  12.05
Number of accumulation units outstanding           28,995 14,657
at end of period
------------------------------------------- ------ ------ -------
------------------------------------------- ------ ------ ------- ------ -------
PIMCO TOTAL RETURN
Value at beginning of period                       11.62  11.16   10.68  10.00
Value at end of period                             11.84  11.62   11.16  10.68
Number of accumulation units outstanding           62,785 55,454  29,997 13,490
at end of period
------------------------------------------- ------ ------ ------- ------ -------
------------------------------------------- ------ ------ ------- ------ ------- ------- --------- ----------
PIONEER EQUITY- INCOME VCT
Value at beginning of period                       11.84  10.28   8.47   10.16   11.03     9.74      10.00
Value at end of period                             12.40  11.84   10.28   8.47   10.16    11.03      9.74
Number of accumulation units outstanding           13,130 13,768  10,108 9,593   6,589   1,869.22  1,471.60
at end of period
------------------------------------------- ------ ------ ------- ------ ------- ------- --------- ----------
RS DIVERSIFIED GROWTH
Value at beginning of period                       11.47  10.00
Value at end of period                             11.21  11.47
Number of accumulation units outstanding at end of 5,069d 9,173
------------------------------------------- ------ ------ -------
------------------------------------------- ------ ------ ------- ------ ------- ------- ---------
RS EMERGING GROWTH
Value at beginning of period                       5.39    4.71   3.24    5.45    7.55    10.00
Value at end of period                             5.38    5.39   4.71    3.24    5.45     7.55
Number of accumulation units outstanding at end of 12,271 36,199  34,730 20,154  24,378  9,391.15
------------------------------------------- ------ ------ ------- ------ ------- ------- ---------
------------------------------------------- ------ ------
STI SMALL CAP GROWTH
Value at beginning of period                       10.00
Value at end of period                             11.95
Number of accumulation units outstanding at end of 18,159
------------------------------------------- ------ ------






------------------------------------------ ------ ----- ------ ------ ----- ------ -------

INVESTMENT DIVISION       (0.65)           2006   2005  2004   2003   2002  2001    2000

------------------------------------------ ------ ----- ------ ------ ----- ------ -------
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
FIDELITY VIP CONTRAFUND II
Value at beginning of period                      10.98 9.57   7.50   8.33  9.57   10.00
Value at end of period                            12.76 10.98  9.57   7.50  8.33    9.57
Number of accumulation units outstanding          134    134    134   134    134   133.86
at end of period
                                           ------ -----
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
FIDELITY VIP GROWTH
Value at beginning of period                      6.86  6.67   5.06   7.28  8.90   10.00
Value at end of period                            7.21  6.86   6.67   5.06  7.28    8.90
Number of accumulation units outstanding          2,787 2,915  2,915  3,307 3,321  4,540.67
at end of period
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period                      11.32 9.75   7.51   9.18  9.80   10.00
Value at end of period                            12.23 11.32  9.75   7.51  9.18    9.80
Number of accumulation units outstanding          176    176    176   176    176   346.13
at end of period
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                      17.94 16.08  12.49  14.09 12.00  10.00
Value at end of period                            18.43 17.94  16.08  12.49 14.09  12.00
Number of accumulation units outstanding          538    538    538   545    545   902.72
at end of period
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                      20.93 17.24  13.43  14.42 12.55  10.00
Value at end of period                            20.69 20.93  17.24  13.43 14.42  12.55
Number of accumulation units outstanding          1,413 1,413  1,413  1,413 1,413  1,441.16
at end of period
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
MAXIM INDEX 600
Value at beginning of period                      15.69 12.97  9.45   11.22 10.67  10.00
Value at end of period                            16.69 15.69  12.97  9.45  11.22  10.67
Number of accumulation units outstanding          723    617    617   841    841   1,054.41
at end of period
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
MAXIM INVESCO ADR
Value at beginning of period                      10.75 9.05   6.94   8.04  9.69   10.00
Value at end of period                            11.89 10.75  9.05   6.94  8.04    9.69
Number of accumulation units outstanding          1,212 1,212  1,212  1,331 1,340  1,844.47
at end of period
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                      16.63 15.08  11.67  10.57 10.37  10.00
Value at end of period                            17.14 16.63  15.08  11.67 10.57  10.37
Number of accumulation units outstanding          212    212    212   212    228   228.23
at end of period
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                      17.70 14.58  10.93  12.87 11.33  10.00
Value at end of period                            18.66 17.70  14.58  10.93 12.87  11.33
Number of accumulation units outstanding          101    101    101   128    128   128.36
at end of period
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
MAXIM TRUSCO SMALL-CAP GROWTH
Value at beginning of period                      6.83  6.49   4.99   7.27  9.49   10.00
Value at end of period                            7.10  6.83   6.49   4.99  7.27    9.49
Number of accumulation units outstanding          3,334 3,820  3,820  3,820 3,856  4,206.33
at end of period
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
                                           ------ ----- ------ ------ ----- ------ -------
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                      11.33 10.06  8.17   9.34  9.86   10.00
Value at end of period                            12.13 11.33  10.06  8.17  9.34    9.86
Number of accumulation units outstanding           61    61     60     61    61    1,668,21
at end of period
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
MAXIM MONEY MARKET
Value at beginning of period                      10.79 10.75  10.75  10.65 10.35  10.00
Value at end of period                            11.01 10.79  10.75  10.75 10.65  10.35
Number of accumulation units outstanding          2,305 2,702  2,702  417    85    85.30
at end of period
------------------------------------------ ------ ----- ------ ------ ----- ------ -------
MAXIM STOCK INDEX
Value at beginning of period                      8.78  7.98   6.26   8.07  9.19   10.00
Value at end of period                            9.16  8.78   7.98   6.26  8.07    9.19
Number of accumulation units outstanding          4,325 4,251  4,128  4,001 4,393  8,977.40
at end of period
------------------------------------------ ------ ----- ------ ------ ----- ------ -------





------------------------------------------- ------ ----- ------ ----- ------ ----- --------

INVESTMENT DIVISION       (0.65)            2006   2005  2004   2003  2002   2001   2000

------------------------------------------- ------ ----- ------ ----- ------ ----- --------
------------------------------------------- ------ ----- ------ ----- ------ ----- --------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                       13.59 11.89  9.53  11.03  10.92  10.00
Value at end of period                             14.06 13.59  11.89 9.53   11.03  10.92
Number of accumulation units outstanding           1,516 1,516  1,516 1,534  1,550 1,644.45
at end of period
------------------------------------------- ------ ----- ------ ----- ------ ----- --------
------------------------------------------- ------ ----- ------ ----- ------ ----- --------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                       12.53 10.68  7.80  10.07  10.25  10.00
Value at end of period                             14.21 12.53  10.68 7.80   10.07  10.25
Number of accumulation units outstanding           515    515   515    615   615   615.21
at end of period
------------------------------------------- ------ ----- ------ ----- ------ ----- --------
------------------------------------------- ------ ----- ------ ----- ------ ----- --------
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period                             9.87   7.34  9.01   10.13  10.00
                                                   11.66
Value at end of period                             13.52 11.66  9.87  7.34   9.01   10.13
Number of accumulation units outstanding           1,870 1,653  1,613 1,571  1,525 1,957.79
at end of period
------------------------------------------- ------ ----- ------ ----- ------ ----- --------
------------------------------------------- ------ ----- ------ ----- ------ ----- --------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                       13.42 13.00  12.75 11.69  10.99  10.00
Value at end of period                             13.62 13.42  13.00 12.75  11.69  10.99
Number of accumulation units outstanding           357    357   357    357   357   357.38
at end of period
------------------------------------------- ------ ----- ------ ----- ------ ----- --------
MAXIM VALUE INDEX
Value at beginning of period                       10.41 9.10   7.02  8.99   10.33  10.00
Value at end of period                             10.89 10.41  9.10  7.02   8.99   10.33
Number of accumulation units outstanding           258    86     86    114   114   113.85
at end of period
------------------------------------------- ------ ----- ------ ----- ------ ----- --------
------------------------------------------- ------ ----- ------ ----- ------ ----- --------
ARTISAN INTERNATIONAL
Value at beginning of period                       8.60
Value at end of period                             9.94
Number of accumulation units outstanding           196
at end of period
------------------------------------------- ------ -----
------------------------------------------- ------ ----- ------ ----- ------ ----- --------




------------------------------------------- ------ ----- ------ ----- ------ ----- --------
------------------------------------------- ------ ----- ------ ----- ------ ----- --------




------------------------------------------- ------ ----- ------ ----- ------ ----- --------
------------------------------------------- ------ ----- ------ ----- ------ ----- --------




------------------------------------------- ------ ----- ------ ----- ------ ----- --------






------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------

INVESTMENT DIVISION       (0.55)            2006     2005    2004    2003    2002    2001     2000       1999      1998      1997

------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
                                                                            ------- ------- ---------
AIM LARGE CAP GROWTH
Value at beginning of period                        6.22     6.00    4.81    6.58    8.58    10.00
Value at end of period                              6.38     6.22    6.00    4.81    6.58     8.58
Number of accumulation units outstanding           19,619   22,215  23,856  23,175  24,965  5,048.31
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
AIM DYNAMICS
Value at beginning of period                        5.77     5.18    3.77    5.66    8.49    10.00
Value at end of period                              6.33     5.77    5.18    3.77    5.66     8.49
Number of accumulation units outstanding           20,547   16,573  20,701  21,751  17,556  17,153.05
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
------------------------------------------ ------- -------- ------- ------- -------
AIM SMALL-CAP GROWTH
Value at beginning of period                        10.95   10.31    7.45   10.00
Value at end of period                              11.80   10.95   10.31    7.45
Number of accumulation units outstanding           13,660   17,006  8,443   2,247
at end of period
------------------------------------------ ------- -------- ------- ------- -------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- ---------
ALGER AMERICAN BALANCED
Value at beginning of period                        11.53   11.09    9.37   10.74   11.01     11.39     10.00
Value at end of period                              12.44   11.53   11.09    9.37   10.74     11.01     11.39
Number of accumulation units outstanding            14,147  7,220   7,197   6,592   10,322  5,064.04   3,334.40
at end of period
                                                                                                       ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- ---------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                        14.27   12.70    8.64   12.33   13.26     12.21     10.00
Value at end of period                              15.59   14.27   12.70    8.64   12.33     13.26     12.21
Number of accumulation units outstanding            67,889  64,022  49,987  30,204  50,488  50,676.45  2,819.93
at end of period
                                                                                                       ---------
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                        17.17   15.34   12.42   13.14   11.87    10.00
Value at end of period                              17.50   17.17   15.34   12.42   13.14    11.87
Number of accumulation units outstanding           48,672   30,600  31,769  13,045  14,329    7.61
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
ARTISAN INTERNATIONAL
Value at beginning of period                        8.64     7.38    5.74    7.12    8.51    10.00
Value at end of period                              9.99     8.64    7.38    5.74    7.12     8.51
Number of accumulation units outstanding           61,213   38,978  21,105  7,588   5,267   1,005.81
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
------------------------------------------ ------- -------- ------- ------- -------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period                        10.71   10.04    8.16   10.00
Value at end of period                              10.85   10.71   10.04    8.16
Number of accumulation units outstanding           28,022   21,110  15,242  3,191
at end of period
------------------------------------------ ------- -------- ------- ------- -------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- ---------
FIDELITY VIP CONTRAFUND II
Value at beginning of period                        15.50   13.50   10.56   11.72   13.43     14.46     11.70     10.00
Value at end of period                              18.03   15.50   13.50   10.56   11.72     13.43     14.46     11.70
Number of accumulation units outstanding            82,505  77,486  43,416  37,904  35,737  18,743.50  24,132.61
at end of period
                                           -------- -------                                                      ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
FIDELITY VIP GROWTH
Value at beginning of period                        15.94   15.50   11.73   16.88   20.62     23.29     17.04     12.28     10.00
Value at end of period                              16.77   15.94   15.50   11.73   16.88     20.62     23.29     17.04     12.28
Number of accumulation units outstanding           259,546 476,985 225,299 274,724 312,757 272,931.05 279,463.28157,481.96157,223.90
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- --------- ---------
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
JANUS TWENTY
Value at beginning of period                        5.74     4.66    3.74    4.95    7.03    10.00
Value at end of period                              6.25     5.74    4.66    3.74    4.95     7.03
Number of accumulation units outstanding           39,806   41,994  39,894  31,903  50,805  40,607.78
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
JANUS WORLDWIDE
Value at beginning of period                        5.85     5.57    4.51    6.13    7.99    10.00
Value at end of period                              6.15     5.85    5.57    4.51    6.13     7.99
Number of accumulation units outstanding           29,797   39,180  43,909  39,683  45,126  33,577.02
at end of period
------------------------------------------ ------- -------- ------- ------- ------- ------- ---------
JENSEN
Value at beginning of period                        10.67   10.00
Value at end of period                              10.43   10.67
Number of accumulation units outstanding at end of p3,647   2,082
------------------------------------------ ------- -------- -------





------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------

INVESTMENT DIVISION       (0.55)            2006     2005    2004    2003    2002    2001     2000       1999     1998      1997

------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
------------------------------------------ ------- -------- ------- ------- -------
LEGG MASON VALUE TRUST
Value at beginning of period                        13.62   12.15    8.45   10.00
Value at end of period                              14.36   13.62   12.15    8.45
Number of accumulation units outstanding           25,102   34,992  27,278  7,293
at end of period
------------------------------------------ ------- -------- ------- ------- -------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period                        15.34   13.20   10.16   12.41   13.23     14.28     11.79     10.31    10.00
Value at end of period                              16.60   15.34   13.20   10.16   12.41     13.23     14.28     11.79    10.31
Number of accumulation units outstanding            153,819 167,632 106,837 47,183  29,171  24,789.73  25,571.23 3,713.98  594.16
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                        26.40   23.64   18.34   20.67   17.59     14.90     14.94     11.23    10.00
Value at end of period                              27.14   26.40   23.64   18.34   20.67     17.59     14.90     14.94    11.23
Number of accumulation units outstanding            118,973 122,511 116,779 100,994 82,325  53,330.80  58,898.13 39,615.4834,374.34
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                        27.06   22.27   17.32   18.59   16.16     12.83     13.69     12.72    10.00
Value at end of period                              26.78   27.06   22.27   17.32   18.59     16.16     12.83     13.69    12.72
Number of accumulation units outstanding            41,846  61,107  27,065  27,796  25,012  12,922.77  7,616.79  4,136.54 5,933.43
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- ---------
MAXIM BOND INDEX
Value at beginning of period                        13.60   13.25   12.92   11.84   11.08     10.01     10.00
Value at end of period                              13.81   13.60   13.25   12.92   11.84     11.08     10.01
Number of accumulation units outstanding            42,381  55,535  16,903  8,651   1,633     38.77      0.50
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                        14.55   13.68   12.35   12.51   12.23     11.61     11.14     10.34    10.00
Value at end of period                              15.07   14.55   13.68   12.35   12.51     12.23     11.61     11.14    10.34
Number of accumulation units outstanding            21,545  28,104  12,529  5,105   5,762   3,983.71   1,880.81  104.91
at end of period
                                                                                                                          ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
MAXIM GROWTH INDEX
Value at beginning of period                        11.88   11.28    9.08   12.03   13.92     18.03     14.29     10.46    10.00
Value at end of period                              12.24   11.88   11.28    9.08   12.03     13.92     18.03     14.29    10.46
Number of accumulation units outstanding            56,336  64,365  42,367  38,859  43,261  35,984.89  43,961.50 6,496.27 1,592.27
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
MAXIM INDEX 600
Value at beginning of period                        21.20   17.50   12.74   15.11   14.36     13.10     11.78     12.03    10.00
Value at end of period                              22.57   21.20   17.50   12.74   15.11     14.36     13.10     11.78    12.03
Number of accumulation units outstanding            34,998  39,764  32,357   436    35,797  23,270.47  22,323.57 22,273.2120,427.36
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
MAXIM INVESCO ADR
Value at beginning of period                        14.89   12.52    9.58   11.10   13.37     14.96     12.26     11.15    10.00
Value at end of period                              16.48   14.89   12.52    9.58   11.10     13.37     14.96     12.26    11.15
Number of accumulation units outstanding            52,486  146,974 51,005  52,686  30,391  25,346.90  29,709.85 29,294.8834,886.43
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                        20.13   18.24   14.10   12.76   12.51     12.03     11/53     11.21    10.00
Value at end of period                              20.77   20.13   18.24   14.10   12.76     12.51     12.03     11.53    11.21
Number of accumulation units outstanding            68,903  138,801 49,586  26,821  20,820  12,457.72  11,524.60 10,107.6310,505.76
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                        18.63   15.33   11.48   13.50   11.88     9.65       9.74     10.03    10.00
Value at end of period                              19.65   18.63   15.33   11.48   13.50     11.88      9.65     9.74     10.03
Number of accumulation units outstanding            31,379  35,461  21,845  12,585  16,358  16,730.71  8,763.18  5,260.61 1,448.50
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
MAXIM TRUSCO SMALL-CAP GROWTH
Value at beginning of period                        15.64   14.84   11.39   16.59   21.63     24.83     13.81     11.80    10.00
Value at end of period                              16.27   15.64   14.84   11.39   16.59     21.63     24.83     13.81    11.80
Number of accumulation units outstanding            118,880 113,570 109,434 127,029 150,777 128,855.07 117,175.8085,293.71110,005.54
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------
MAXIM MODERATE PROFILE I
Value at beginning of period                        15.01   13.56   11.34   12.47   12.89     13.14     11.35     10.24    10.00
Value at end of period                              15.87   15.01   13.56   11.34   12.47     12.89     13.14     11.35    10.24
Number of accumulation units outstanding            280,295 308,407 94,122  23,568  11,706  8,601.84   6,109.16  2,619.56 2,249.51
at end of period
------------------------------------------ -------- ------- ------- ------- ------- ------- ---------- --------- -------- ---------





-------------------------------------------- ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------

INVESTMENT DIVISION       (0.55)              2006    2005     2004    2003    2002    2001     2000      1999       1998      1997

-------------------------------------------- ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
                                             ------- -------- ------- ------- ------- ------- ---------            --------- -------
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                          15.43   13.68   11.10   12.69   13.37    14.06      11.58     10.35     10.00
Value at end of period                                16.52   15.43   13.68   11.10   12.69    13.37      14.06     11.58     10.35
Number of accumulation units outstanding            288,134  261,690 112,259 36,264  11,199  9,336.00  9,781.57   4,302.17  2,109.96
at end of period
-------------------------------------------- ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
-------------------------------------------- ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                          14.00   12.84   11.08   11.77   11.88    12.01      11.15     10.21     10.00
Value at end of period                                14.75   14.00   12.84   11.08   11.77    11.88      12.01     11.15     10.21
Number of accumulation units outstanding             52,574   88,077  32,336  17,425  6,188   5,105.21  2,199.42
at end of period
-------------------------------------------- ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
MAXIM MONEY MARKET
Value at beginning of period                          12.60   12.55   12.53   12.42   12.04    11.41      10.95     10.47     10.00
Value at end of period                                12.87   12.60   12.55   12.53   12.42    12.04      11.41     10.95     10.47
Number of accumulation units outstanding          508,435  640,300 677,625 536,548 634,168 620,762.79708,987.52 719,236.73875,612.10
at end of period
-------------------------------------------- ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
MAXIM STOCK INDEX
Value at beginning of period                          17.34   15.74   12.33   15.88   18.08    19.74      16.58     13.15     10.00
Value at end of period                                18.11   17.34   15.74   12.33   15.88    18.08      19.74     16.58     13.15
Number of accumulation units outstanding           727,517  941,921 703,987 785,241 848,996 656,870.48610,676.95 106,369.2994,900.40
at end of period
-------------------------------------------- ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                          20.02   17.50   14.01   16.20   16.02    14.27      13.88     12.81     10.00
Value at end of period                                20.73   20.02   17.50   14.01   16.20    16.02      14.27     13.88     12.81
Number of accumulation units outstanding          171,260  143,402 127,505 144,671 129,359 103,224.91132,978.09 119,756.04136.599.23
at end of period
-------------------------------------------- ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
-------------------------------------------- ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                          20.41   17.37   12.68   16.34   16.62    15.56      12.56     10.33     10.00
Value at end of period                                23.16   20.41   17.37   12.68   16.34    16.62      15.56     12.56     10.33
Number of accumulation units outstanding            57,150   44,668  27,150  26,316  28,999  23,285.28 13,098.81  3,908.23  1,741.25
at end of period
-------------------------------------------- ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
-------------------------------------------- ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period                          14.46   12.23    9.09   11.14   12.51    12.38      9.58      10.14     10.00
Value at end of period                                16.78   14.46   12.23    9.09   11.14    12.51      12.38      9.58     10.14
Number of accumulation units outstanding           130,922  136,107 101,034 70,258  78,124  61,199.98 57,822.77  32,162.34 39,222.20
at end of period
-------------------------------------------- ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
-------------------------------------------- ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                          15.23   14.74   14.45   13.23   12.42    11.30      11.33     10.62     10.00
Value at end of period                                15.48   15.23   14.74   14.45   13.23    12.42      11.30     11.33     10.62
Number of accumulation units outstanding            84,847   112,238 54,909  50,914  51,447  20,389.60 19,724.89  13,389.95 3,531.32
at end of period
-------------------------------------------- ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
MAXIM VALUE INDEX
Value at beginning of period                          14.48   12.65    9.75   12.49   14.33    13.67      12.34     10.84     10.00
Value at end of period                                15.17   14.48   12.65    9.75   12.49    14.33      13.67     12.34     10.84
Number of accumulation units outstanding             28,332   39,926  24,780  19,398  16,151  13,276.71 13,235.05  8,915.02
at end of period
-------------------------------------------- ------- -------- ------- ------- ------- ------- --------- ---------- --------- -------
-------------------------------------------- ------- ------- -------- ------- -------
MFS STRATEGIC GROWTH
Value at beginning of period                         10.69    10.09    7.97   10.00
Value at end of period                               10.76    10.69   10.09    7.97
Number of accumulation units outstanding              488     3,177    747    2,902
at end of period
-------------------------------------------- ------- ------- -------- ------- -------
-------------------------------------------- ------- ------- -------- ------- -------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                         10.75    10.16    7.89   10.00
Value at end of period                               11.20    10.75   10.16    7.89
Number of accumulation units outstanding             11,904  10,804   2,241    776
at end of period
-------------------------------------------- ------- ------- -------- ------- -------
-------------------------------------------- ------- ------- --------
OPPENHEIMER GLOBAL
Value at beginning of period                         12.06    10.00
Value at end of period                               13.65    12.06
Number of accumulation units outstanding             22,742   9,000
at end of period
-------------------------------------------- ------- ------- --------
-------------------------------------------- ------- ------- -------- ------- -------
PIMCO TOTAL RETURN
Value at beginning of period                         11.68    11.20   10.69   10.00
Value at end of period                               11.93    11.68   11.20   10.69
Number of accumulation units outstanding             73,218  48,758   16,184  12,051
at end of period
-------------------------------------------- ------- ------- -------- ------- -------





------------------------------------------ ------- ------ ------ ------- ------- ------- --------- --------- -------- --------

INVESTMENT DIVISION       (0.55)            2006   2005   2004    2003    2002    2001     2000      1999     1998     1997

------------------------------------------ ------- ------ ------ ------- ------- ------- --------- --------- -------- --------
------------------------------------------ ------- ------ ------ ------- ------- ------- --------- ---------
PIONEER EQUITY- INCOME VCT
Value at beginning of period                       12.00  10.40   8.55   10.25   11.10     9.74     10.00
Value at end of period                             12.60  12.00  10.40    8.55   10.25    11.10      9.74
Number of accumulation units outstanding           8,232  4,198  2,170    311    7,012   5,138.56   270.05
at end of period
------------------------------------------ ------- ------ ------ ------- ------- ------- --------- ---------
RS DIVERSIFIED GROWTH
Value at beginning of period                       11.48  10.00
Value at end of period                             11.24  11.48
Number of accumulation units outstanding at end of 2,882d 4,750
------------------------------------------ ------- ------ ------
------------------------------------------ ------- ------ ------ ------- ------- ------- ---------
RS EMERGING GROWTH
Value at beginning of period                       5.44   4.75    3.25    5.47    7.56    10.00
Value at end of period                             5.44   5.44    4.75    3.25    5.47     7.56
Number of accumulation units outstanding at end of 27,620 49,631 37,111  38,037  23,734  2,705.56
------------------------------------------ ------- ------ ------ ------- ------- ------- ---------
------------------------------------------ ------- ------
STI SMALL CAP GROWTH
Value at beginning of period
                                                   10.00
Value at end of period                             11.86
Number of accumulation units outstanding at end of 10,501
------------------------------------------ ------- ------






------------------------------------------ -------- -------

INVESTMENT DIVISION       (0.45)            2006     2005

------------------------------------------ -------- -------
AIM LARGE CAP GROWTH
Value at beginning of period                        10.00
Value at end of period                              10.35
Number of accumulation units outstanding             351
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
AIM DYNAMICS
Value at beginning of period                        10.00
Value at end of period                              10.27
Number of accumulation units outstanding            1,625
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
AIM SMALL-CAP GROWTH
Value at beginning of period                        10.00
Value at end of period                              10.25
Number of accumulation units outstanding            1,374
at end of period
------------------------------------------ ------- --------
------------------------------------------ -------- -------
ALGER AMERICAN BALANCED
Value at beginning of period                        10.00
Value at end of period                              10.22
Number of accumulation units outstanding            5,294
at end of period
------------------------------------------ -------- -------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                        10.00
Value at end of period
                                                    10.21
Number of accumulation units outstanding            10,975
at end of period
                                           -------- -------
------------------------------------------ ------- --------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                        10.00
Value at end of period                              10.02
Number of accumulation units outstanding            7,579
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
ARTISAN INTERNATIONAL
Value at beginning of period                        10.00
Value at end of period                              10.78
Number of accumulation units outstanding            7,256
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period                        10.00
Value at end of period                              10.14
Number of accumulation units outstanding            9,598
at end of period
------------------------------------------ ------- --------
------------------------------------------ -------- -------
FIDELITY VIP CONTRAFUND II
Value at beginning of period                        10.00
Value at end of period                              10.57
Number of accumulation units outstanding            30,640
at end of period
                                           -------- -------
------------------------------------------ -------- -------
FIDELITY VIP GROWTH
Value at beginning of period                        10.00
Value at end of period                              10.33
Number of accumulation units outstanding            110,233
at end of period
------------------------------------------ -------- -------
------------------------------------------ ------- --------
JANUS TWENTY
Value at beginning of period                        10.00
Value at end of period                              10.26
Number of accumulation units outstanding            2,368
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
JANUS WORLDWIDE
Value at beginning of period                        10.00
Value at end of period                              10.34
Number of accumulation units outstanding            5,672
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
JENSEN
Value at beginning of period                        10.00
Value at end of period                              10.09
Number of accumulation units outstanding at end of pe527d
------------------------------------------ ------- --------





------------------------------------------ -------- -------

INVESTMENT DIVISION       (0.45)            2006     2005

------------------------------------------ -------- -------
------------------------------------------ ------- --------
LEGG MASON VALUE TRUST
Value at beginning of period                        10.00
Value at end of period                              10.68
Number of accumulation units outstanding            5,417
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
MAXIM BOND INDEX
Value at beginning of period                        10.00
Value at end of period                              9.99
Number of accumulation units outstanding            7,767
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period                        10.00
Value at end of period                              10.33
Number of accumulation units outstanding           13,236
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                        10.00
Value at end of period                              10.12
Number of accumulation units outstanding           67,963
at end of period
------------------------------------------ ------- --------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                        10.00
Value at end of period                              9.70
Number of accumulation units outstanding           13,849
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                        10.00
Value at end of period                              10.13
Number of accumulation units outstanding            6,116
at end of period
------------------------------------------ ------- --------
MAXIM GROWTH INDEX
Value at beginning of period                        10.00
Value at end of period                              10.19
Number of accumulation units outstanding           14,552
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
MAXIM INDEX 600
Value at beginning of period                        10.00
Value at end of period                              10.08
Number of accumulation units outstanding           16,932
at end of period
------------------------------------------ ------- --------
MAXIM INVESCO ADR
Value at beginning of period                        10.00
Value at end of period                              10.48
Number of accumulation units outstanding           18,223
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                        10.00
Value at end of period                              10.01
Number of accumulation units outstanding           26,357
at end of period
------------------------------------------ ------- --------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                        10.00
Value at end of period                              10.18
Number of accumulation units outstanding            6,246
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
MAXIM TRUSCO SMALL-CAP GROWTH
Value at beginning of period                        10.00
Value at end of period                              10.38
Number of accumulation units outstanding           42,480
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
MAXIM MODERATE PROFILE I
Value at beginning of period                        10.00
Value at end of period                              10.24
Number of accumulation units outstanding           139,361
at end of period
------------------------------------------ ------- --------





------------------------------------------ -------- -------

INVESTMENT DIVISION       (0.45)            2006     2005

------------------------------------------ -------- -------
------------------------------------------ ------- --------
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                        10.00
Value at end of period                              10.30
Number of accumulation units outstanding           68,943
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                        10.00
Value at end of period                              10.21
Number of accumulation units outstanding           27,554
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
MAXIM MONEY MARKET
Value at beginning of period                        10.00
Value at end of period                              10.09
Number of accumulation units outstanding           84,944
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
MAXIM STOCK INDEX
Value at beginning of period                        10.00
Value at end of period                              10.21
Number of accumulation units outstanding           141,808
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                        10.00
Value at end of period                              10.08
Number of accumulation units outstanding           100,287
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                        10.00
Value at end of period                              10.54
Number of accumulation units outstanding           26,973
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period                        10.00
Value at end of period                              10.65
Number of accumulation units outstanding           21,102
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                        10.00
Value at end of period                              10.01
Number of accumulation units outstanding           19,184
at end of period
------------------------------------------ ------- --------
MAXIM VALUE INDEX
Value at beginning of period                        10.00
Value at end of period                              10.21
Number of accumulation units outstanding            1,059
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                        10.00
Value at end of period                              10.37
Number of accumulation units outstanding             819
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
OPPENHEIMER GLOBAL
Value at beginning of period                        10.00
Value at end of period                              10.52
Number of accumulation units outstanding            8,360
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
PIMCO TOTAL RETURN
Value at beginning of period                        10.00
Value at end of period                              9.96
Number of accumulation units outstanding            9,144
at end of period
------------------------------------------ ------- --------
------------------------------------------ ------- --------
PIONEER EQUITY- INCOME VCT
Value at beginning of period                        10.00
Value at end of period                              10.05
Number of accumulation units outstanding            3,970
at end of period
------------------------------------------ ------- --------





------------------------------------------ -------- -------

INVESTMENT DIVISION       (0.45)            2006     2005

------------------------------------------ -------- -------
RS DIVERSIFIED GROWTH
Value at beginning of period                        10.00
Value at end of period                              9.84
Number of accumulation units outstanding at end of pe816d
------------------------------------------ ------- --------
------------------------------------------ ------- --------
RS EMERGING GROWTH
Value at beginning of period                        10.00
Value at end of period                              10.20
Number of accumulation units outstanding at end of p2,698
------------------------------------------ ------- --------
------------------------------------------ ------- --------
STI SMALL CAP GROWTH
Value at beginning of period                        10.00
Value at end of period                              10.38
Number of accumulation units outstanding at end of p4,895
------------------------------------------ ------- --------
-------- ------






------------------------------------------ -------- ------- ------- ------

INVESTMENT DIVISION       (0.25)            2006     2005    2004   2003

------------------------------------------ -------- ------- ------- ------
AIM LARGE CAP GROWTH
Value at beginning of period                        11.42   10.98   10.00
Value at end of period                              11.74   11.42   10.98
Number of accumulation units outstanding            4,075    514     182
at end of period
------------------------------------------ ------- -------- ------- ------
------------------------------------------ ------- -------- ------- ------
AIM SMALL-CAP GROWTH
Value at beginning of period                        12.78   11.99   10.00
Value at end of period                              13.80   12.78   11.99
Number of accumulation units outstanding            6,415    520     187
at end of period
------------------------------------------ ------- -------- ------- ------
------------------------------------------ -------- ------- ------- ------
ALGER AMERICAN BALANCED
Value at beginning of period                        11.06   10.58   10.00
Value at end of period                              11.95   11.06   10.58
Number of accumulation units outstanding            7,816     60     60
at end of period
------------------------------------------ -------- ------- ------- ------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                        13.45   11.93   10.00
Value at end of period                              14.74   13.45   11.93
Number of accumulation units outstanding            36,814  3,080   1,647
at end of period
------------------------------------------ ------- -------- ------- ------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                        12.50   11.13   10.00
Value at end of period                              12.77   12.50   11.13
Number of accumulation units outstanding           65,720   3,324    384
at end of period
------------------------------------------ ------- -------- ------- ------
------------------------------------------ ------- -------- ------- ------
ARTISAN INTERNATIONAL
Value at beginning of period                        13.89   11.82   10.00
Value at end of period                              16.10   13.89   11.82
Number of accumulation units outstanding           37,516   1,377    100
at end of period
------------------------------------------ ------- -------- ------- ------
------------------------------------------ ------- -------- ------- ------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period                        11.86   11.09   10.00
Value at end of period                              12.06   11.86   11.09
Number of accumulation units outstanding           22,669    706     226
at end of period
------------------------------------------ ------- -------- ------- ------
------------------------------------------ -------- ------- ------- ------
FIDELITY VIP CONTRAFUND II
Value at beginning of period                        13.39   11.62   10.00
Value at end of period                              15.62   13.39   11.62
Number of accumulation units outstanding            86,045  9,683   8,944
at end of period
                                           -------- -------
------------------------------------------ -------- ------- ------- ------
FIDELITY VIP GROWTH
Value at beginning of period                        11.76   11.40   10.00
Value at end of period                              12.41   11.76   11.40
Number of accumulation units outstanding            295,947 124,488 56,079
at end of period
------------------------------------------ -------- ------- ------- ------
------------------------------------------ ------- -------- ------- ------
JANUS TWENTY
Value at beginning of period                        13.62   11.02   10.00
Value at end of period                              14.87   13.62   11.02
Number of accumulation units outstanding           24,418    148     187
at end of period
------------------------------------------ ------- -------- ------- ------
JENSEN
Value at beginning of period                        10.82   10.00
Value at end of period                              10.62   10.82
Number of accumulation units outstanding at end of p7,906    737
------------------------------------------ ------- -------- -------
------------------------------------------ ------- -------- ------- ------
LEGG MASON VALUE TRUST
Value at beginning of period                        13.09   11.64   10.00
Value at end of period                              13.84   13.09   11.64
Number of accumulation units outstanding           52,223   1,935    904
at end of period
------------------------------------------ ------- -------- ------- ------





------------------------------------------ ------- -------- ------- ------

INVESTMENT DIVISION       (0.25)            2006    2005     2004   2003

------------------------------------------ ------- -------- ------- ------
------------------------------------------ ------- -------- ------- ------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period                        13.55   11.62   10.00
Value at end of period                              14.70   13.55   11.62
Number of accumulation units outstanding           100,415  67,348  5,239
at end of period
------------------------------------------ ------- -------- ------- ------
------------------------------------------ ------- -------- ------- ------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                        12.80   11.43   10.00
Value at end of period                              13.20   12.80   11.43
Number of accumulation units outstanding           233,233  90,440  20,764
at end of period
------------------------------------------ ------- -------- ------- ------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                        14.30   11.73   10.00
Value at end of period                              14.19   14.30   11.73
Number of accumulation units outstanding           90,653   9,637   3,116
at end of period
------------------------------------------ ------- -------- ------- ------
------------------------------------------ ------- -------- ------- ------
MAXIM BOND INDEX
Value at beginning of period                        10.19    9.89   10.00
Value at end of period                              10.38   10.19   9.89
Number of accumulation units outstanding           144,138  1,947    976
at end of period
                                           ------- -------- ------- ------
------------------------------------------ ------- -------- ------- ------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                        11.09   10.40   10.00
Value at end of period                              11.53   11.09   10.40
Number of accumulation units outstanding           20,173   12,374  2,457
at end of period
------------------------------------------ ------- -------- ------- ------
MAXIM GROWTH INDEX
Value at beginning of period                        11.73   11.09   10.00
Value at end of period                              12.12   11.73   11.09
Number of accumulation units outstanding           46,690   1,776    44
at end of period
------------------------------------------ ------- -------- ------- ------
------------------------------------------ ------- -------- ------- ------
MAXIM INDEX 600
Value at beginning of period                        14.79   12.18   10.00
Value at end of period                              15.80   14.79   12.18
Number of accumulation units outstanding           189,005  14,108  11,096
at end of period
------------------------------------------ ------- -------- ------- ------
MAXIM INVESCO ADR
Value at beginning of period                        14.19   11.89   10.00
Value at end of period                              15.75   14.19   11.89
Number of accumulation units outstanding           28,688   8,357   6,921
at end of period
------------------------------------------ ------- -------- ------- ------
------------------------------------------ ------- -------- ------- ------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                        12.03   10.87   10.00
Value at end of period                              12.45   12.03   10.87
Number of accumulation units outstanding           80,152   8,116   4,835
at end of period
------------------------------------------ ------- -------- ------- ------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                        14.56   11.95   10.00
Value at end of period                              15.41   14.56   11.95
Number of accumulation units outstanding           39,103   3,246   ------
at end of period
------------------------------------------ ------- -------- ------- ------
------------------------------------------ ------- -------- ------- ------
MAXIM TRUSCO SMALL-CAP GROWTH
Value at beginning of period                        12.17   11.51   10.00
Value at end of period                              12.70   12.17   11.51
Number of accumulation units outstanding           103,912  66,116  29,068
at end of period
------------------------------------------ ------- -------- ------- ------
------------------------------------------ ------- -------- ------- ------
MAXIM MODERATE PROFILE I
Value at beginning of period                        12.17   10.96   10.00
Value at end of period                              12.91   12.17   10.96
Number of accumulation units outstanding           311,090  133,066 9,523
at end of period
------------------------------------------ ------- -------- ------- ------





-------------------------------------------- --------- --------- ----- --------

INVESTMENT DIVISION       (0.25)               2006      2005    2004   2003

-------------------------------------------- --------- --------- ----- --------
                                             --------- --------- ----- --------
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                            12.69    11.22  10.00
Value at end of period                                  13.63    12.69  11.22
Number of accumulation units outstanding               197,892   116,7653,082
at end of period
-------------------------------------------- --------- --------- ----- --------
-------------------------------------------- --------- --------- ----- --------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                            11.74    10.73  10.00
Value at end of period                                  12.41    11.74  10.73
Number of accumulation units outstanding                41,291   32,315 2,458
at end of period
-------------------------------------------- --------- --------- ----- --------
MAXIM MONEY MARKET
Value at beginning of period                            10.09    10.02  10.00
Value at end of period                                  10.34    10.09  10.02
Number of accumulation units outstanding               284,632   70,14038,346
at end of period
-------------------------------------------- --------- --------- ----- --------
MAXIM STOCK INDEX
Value at beginning of period                            12.43    11.25  10.00
Value at end of period                                  13.02    12.43  11.25
Number of accumulation units outstanding               1,058,265 508,88223,569
at end of period
-------------------------------------------- --------- --------- ----- --------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                            12.78    11.14  10.00
Value at end of period                                  13.27    12.78  11.14
Number of accumulation units outstanding               213,041   26,05017,724
at end of period
-------------------------------------------- --------- --------- ----- --------
-------------------------------------------- --------- --------- ----- --------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                            13.63    11.57  10.00
Value at end of period                                  15.52    13.63  11.57
Number of accumulation units outstanding               101,179   7,122  2,077
at end of period
-------------------------------------------- --------- --------- ----- --------
-------------------------------------------- --------- --------- ----- --------
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period                            14.49    12.22  10.00
Value at end of period                                  16.87    14.49  12.22
Number of accumulation units outstanding                88,166   37,284 5,098
at end of period
-------------------------------------------- --------- --------- ----- --------
-------------------------------------------- --------- --------- ----- --------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                            10.37    10.01  10.00
Value at end of period                                  10.57    10.37  10.01
Number of accumulation units outstanding               170,957   12,225 7,818
at end of period
-------------------------------------------- --------- --------- ----- --------
MAXIM VALUE INDEX
Value at beginning of period                            12.96    11.29  10.00
Value at end of period                                  13.63    12.96  11.29
Number of accumulation units outstanding                22,598   1,107   61
at end of period
-------------------------------------------- --------- --------- ----- --------
-------------------------------------------- --------- --------- ----- -------
MFS STRATEGIC GROWTH
Value at beginning of period                            11.66    10.97 10.00
Value at end of period                                  11.78    11.66 10.97
Number of accumulation units outstanding                 282     154   ------
at end of period
-------------------------------------------- --------- --------- ----- -------
-------------------------------------------- --------- --------- ----- -------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                            12.01    11.31 10.00
Value at end of period                                  12.54    12.01 11.31
Number of accumulation units outstanding                8,651    912   -----
at end of period
-------------------------------------------- --------- --------- ----- -------
-------------------------------------------- --------- --------- -----
OPPENHEIMER GLOBAL
Value at beginning of period                            12.07    10.00
Value at end of period                                  13.71    12.07
Number of accumulation units outstanding                38,226   5,203
at end of period
-------------------------------------------- --------- --------- -----





------------------------------------------ ------ ----- ------ ------

INVESTMENT DIVISION       (0.25)           2006   2005  2004   2003

------------------------------------------ ------ ----- ------ ------
------------------------------------------ ------ ----- ------ ------
PIMCO TOTAL RETURN
Value at beginning of period                      10.40 9.94   10.00
Value at end of period                            10.65 10.40  9.94
Number of accumulation units outstanding          43,9923,577  2,796
at end of period
------------------------------------------ ------ ----- ------ ------
------------------------------------------ ------ ----- ------ ------
PIONEER EQUITY- INCOME VCT
Value at beginning of period                      12.85 11.10  10.00
Value at end of period                            13.52 12.85  11.10
Number of accumulation units outstanding          11,917 222   -----
at end of period
------------------------------------------ ------ ----- ------ ------
RS DIVERSIFIED GROWTH
Value at beginning of period                      11.50 10.00
Value at end of period                            11.29 11.50
Number of accumulation units outstanding at end of2,998od395
------------------------------------------ ------ ----- ------
------------------------------------------ ------ ----- ------ ------
RS EMERGING GROWTH
Value at beginning of period                      13.97 12.16  10.00
Value at end of period                            14.03 13.97  12.16
Number of accumulation units outstanding at end of12,7661,075  7,126
------------------------------------------ ------ ----- ------ ------
------------------------------------------ ------ ----- ------ ------
AIM DYNAMICS
Value at beginning of period                      13.09
Value at end of period                            14.41
Number of accumulation units outstanding at end of4,392od
------------------------------------------ ------ -----
------------------------------------------ ------ -----
JANUS WORLDWIDE
Value at beginning of period                      12.07
Value at end of period                            12.74
Number of accumulation units outstanding at end of7,173od
------------------------------------------ ------ -----
------------------------------------------ ------ -----
STI SMALL CAP GROWTH
Value at beginning of period                      10.00
Value at end of period                            11.99
Number of accumulation units outstanding at end of9,172od
------------------------------------------ ------ -----





------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------

INVESTMENT DIVISION       (0.00)             2006     2005      2004     2003     2002      2001      2000       1999        1998

------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
                                                                                 -------- -------- -----------
AIM LARGE CAP GROWTH
Value at beginning of period                          6.38     6.11      4.88     6.63     8.61.     10.00
Value at end of period                                6.57     6.38      6.11     4.88     6.63       8.61
Number of accumulation units outstanding              1,409    2,172    2,573     2,575    1,870     29.74
at end of period
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
AIM DYNAMICS
Value at beginning of period                          5.92     5.29      3.82     5.71     8.51      10.00
Value at end of period                                6.53     5.92      5.29     3.82     5.71       8.51
Number of accumulation units outstanding              9,238    8,766    9,191     7,398    3,160     13.77
at end of period
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
------------------------------------------ --------- -------- -------- --------- --------
AIM SMALL-CAP GROWTH
Value at beginning of period                          11.11    10.40     7.48     10.00
Value at end of period                                12.04    11.11    10.40     7.48
Number of accumulation units outstanding              6,004    2,291    1,322      263
at end of period
------------------------------------------ --------- -------- -------- --------- --------
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ----------
ALGER AMERICAN BALANCED
Value at beginning of period                          11.87    11.35     9.53     10.87    11.09      11.41      10.00
Value at end of period                                12.87    11.87     11.35    9.53     10.87      11.09      11.41
Number of accumulation units outstanding              2,366     145       614      347       73        ---        ---
at end of period
                                                                                                               ----------
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ----------
ALGER AMERICAN MIDCAP GROWTH
Value at beginning of period                          14.70    13.00     8.80     12.49    13.36      12.24      10.00
Value at end of period                                16.14    14.70     13.00    8.80     12.49      13.36      12.24
Number of accumulation units outstanding             14,742    2,207     2,300    1,755    5,675    6,106.52   4,468.96
at end of period
                                                                                                               ----------
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
AMERICAN CENTURY EQUITY-INCOME
Value at beginning of period                          17.60    15.64    12.59     13.25    11.91     10.00
Value at end of period                                18.04    17.60    15.64     12.59    13.25     11.91
Number of accumulation units outstanding             18,167   12,746    8,083     4,757     869       ---
at end of period
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
ARTISAN INTERNATIONAL
Value at beginning of period                          8.86     7.52      5.83     7.18     8.54      10.00
Value at end of period                                10.30    8.86      7.52     5.83     7.18       8.54
Number of accumulation units outstanding              9,000    3,068    1,553      244      15       15.37
at end of period
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
------------------------------------------ --------- -------- -------- --------- --------
FEDERATED CAPITAL APPRECIATION
Value at beginning of period                          10.87    10.14     8.19     10.00
Value at end of period                                11.07    10.87    10.14     8.19
Number of accumulation units outstanding             41,151   24,622    19,027   14,740
at end of period
------------------------------------------ --------- -------- -------- --------- --------
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
FIDELITY VIP CONTRAFUND II
Value at beginning of period                          16.03    13.88     10.81    11.92    13.59      14.55      11.71      10.00
Value at end of period                                18.75    16.03     13.88    10.81    11.92      13.59      14.55      11.71
Number of accumulation units outstanding             42,628    4,150     3,156    1,165     647      591.75    1,704.69       -
at end of period
                                           --------- --------                                                             ----------
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
FIDELITY VIP GROWTH
Value at beginning of period                          11.78    11.39     8.58     12.27    14.90      16.74      12.18      10.00
Value at end of period                                12.46    11.78     11.39    8.58     12.27      14.90      16.74      12.18
Number of accumulation units outstanding             528,427   58,817   63,827   64,250    65,066   71,676.33  82,726.28  56,691.14
at end of period
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
JANUS TWENTY
Value at beginning of period                          5.90     4.76      3.80     5.00     7.05      10.00
Value at end of period                                6.45     5.90      4.76     3.80     5.00       7.05
Number of accumulation units outstanding             22,900   68,045    48,970   46,538    5,572     74.13
at end of period
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
JANUS WORLDWIDE
Value at beginning of period                          6.00     5.68      4.57     6.18     8.02      10.00
Value at end of period                                6.35     6.00      5.68     4.57     6.18       8.02
Number of accumulation units outstanding             15,839   12,692    15,471    7,008    3,068     68.81
at end of period
------------------------------------------ --------- -------- -------- --------- -------- -------- -----------
JENSEN
Value at beginning of period                          10.69    10.00
Value at end of period                                10.52    10.69
Number of accumulation units outstanding at end of per5,993    1,491
------------------------------------------ --------- -------- --------





------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------

INVESTMENT DIVISION       (0.00)             2006     2005      2004     2003     2002      2001      2000       1999        1998

------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
------------------------------------------ --------- -------- -------- --------- --------
LEGG MASON VALUE TRUST
Value at beginning of period                          13.82    12.26     8.50     10.00
Value at end of period                                14.65    13.82    12.26     8.50
Number of accumulation units outstanding             11,920    3,914    3,099       9
at end of period
------------------------------------------ --------- -------- -------- --------- --------
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
MAXIM AGGRESSIVE PROFILE  I
Value at beginning of period                          15.47    13.23     10.13    12.30    13.05      14.01      11.50      10.00
Value at end of period                                16.83    15.47     13.23    10.13    12.30      13.05      14.01      11.50
Number of accumulation units outstanding             4,188,9644,195,462 3,514,1332,695,9522,053,814 1,524,725.9980,948.29 411,766.69
at end of period
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
MAXIM ARIEL MID-CAP VALUE
Value at beginning of period                          22.02    19.61     15.14    16.96    14.35      12.09      12.06      10.00
Value at end of period                                22.77    22.02     19.61    15.14    16.96      14.35      12.09      12.06
Number of accumulation units outstanding             92,346    36,285   36,203   39,766    41,705   43,484.08  58,732.02  39,226.80
at end of period
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
MAXIM ARIEL SMALL-CAP VALUE
Value at beginning of period                          22.21    18.18     14.06    15.01    12.97      10.24      10.87      10.00
Value at end of period                                22.10    22.21     18.18    14.06    15.01      12.97      10.24      10.87
Number of accumulation units outstanding             2,077,0631,841,507 1,398,6261,040,392682,781   431,552.88 257,904.70 117,016.71
at end of period
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ----------
MAXIM BOND INDEX
Value at beginning of period                          14.01    13.56     13.16    12.00    11.16      10.03      10.00
Value at end of period                                14.30    14.01     13.56    13.16    12.00      11.16      10.03
Number of accumulation units outstanding             55,882    8,622     7,542    4,277    1,774       ---        ---
at end of period
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
MAXIM CONSERVATIVE PROFILE I
Value at beginning of period                          14.58    13.64     12.25    12.34    11.99      11.33      10.80      10.00
Value at end of period                                15.20    14.58     13.64    12.25    12.34      11.99      11.33      10.80
Number of accumulation units outstanding             1,799,9261,900,441 1,660,1491,317,2401,020,296 820,263.26 704,508.34 542,021.82
at end of period
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
MAXIM GROWTH INDEX
Value at beginning of period                          10.21     9.63     7.72     10.16    11.70      15.06      11.87      10.00
Value at end of period                                10.57    10.21     9.63     7.72     10.16      11.70      15.06      11.87
Number of accumulation units outstanding             44,528    14,953   11,488    9,218    8.135    8,360.45   7,108.09     602.66
at end of period
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
MAXIM INDEX 600
Value at beginning of period                          17.64    14.49     10.49    12.37    11.70      10.61      9.48       10.00
Value at end of period                                18.89    17.64     14.49    10.49    12.37      11.70      10.61       9.48
Number of accumulation units outstanding             17,052    15,045   14,045   10,490    11,525   13,796.44  14,500.50  11,591.13
at end of period
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
MAXIM INVESCO ADR
Value at beginning of period                          12.23    10.22     7.79     8.97     10.74      11.96      9.75       10.00
Value at end of period                                13.61    12.23     10.22    7.79      8.97      10.74      11.96       9.75
Number of accumulation units outstanding             136,849   17,265   14,733   13,152    11,069   12,896.48  10,506.29   5,065.09
at end of period
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
MAXIM LOOMIS SAYLES BOND
Value at beginning of period                          18.56    16.72     12.85    11.57    11.28      10.79      10.29      10.00
Value at end of period                                19.25    18.56     16.72    12.85    11.57      11.28      10.79      10.29
Number of accumulation units outstanding             1,458,792635,305   405,521  163,556  104,057   76,001.05  69,826.06  49,103.31
at end of period
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
MAXIM LOOMIS SAYLES SMALL-CAP VALUE
Value at beginning of period                          18.92    15.49     11.53    13.49    11.80      9.53       9.58       10.00
Value at end of period                                20.07    18.92     15.49    11.53    13.49      11.80      9.53        9.58
Number of accumulation units outstanding             24,704    10,622    5,728    4,194    2,361    1,778.21   2,176.29    9,120.17
at end of period
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
MAXIM TRUSCO SMALL-CAP GROWTH
Value at beginning of period                          12.93    12.20     9.31     13.49    17.49      19.96      11.04      10.00
Value at end of period                                13.52    12.93     12.20    9.31     13.49      17.49      19.96      11.04
Number of accumulation units outstanding             80,334    36,647   36,569   36,329    35,923   38,509.61  41,361.84  31,102.91
at end of period
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------
MAXIM MODERATE PROFILE I
Value at beginning of period                          15.22    13.67     11.37    12.43    12.78      12.96      11.13      10.00
Value at end of period                                16.17    15.22     13.67    11.37    12.43      12.78      12.96      11.13
Number of accumulation units outstanding             10,149,389,685,469 6,611,7914,015,2222,784,761 1,899,302.21,219,880.7419,765.72
at end of period
------------------------------------------ --------- -------- --------- -------- -------- --------- ---------- ---------- ----------





-------------------------------------------- --------- -------- -------- --------- -------- -------- ----------- ---------- --------

INVESTMENT DIVISION       (0.00)               2006     2005     2004      2003     2002     2001       2000       1999        1998

-------------------------------------------- --------- -------- -------- --------- -------- -------- ----------- ---------- --------
                                             --------- -------- -------- --------- -------- -------- -----------            --------
MAXIM MODERATELY AGGRESSIVE  PROFILE I
Value at beginning of period                            15.49    13.66    11.02     12.53    13.13     13.73       11.25      10.00
Value at end of period                                  16.67    15.49    13.66     11.02    12.53     13.13       13.73      11.25
Number of accumulation units outstanding             9,544,9129,647,7657,746,339 5,784,5434,199,0462,956,697.361,804,051.7697,144.75
at end of period
-------------------------------------------- --------- -------- -------- --------- -------- -------- ----------- ---------- --------
-------------------------------------------- --------- -------- -------- --------- -------- -------- ----------- ---------- --------
MAXIM MODERATELY CONSERVATIVE PROFILE I
Value at beginning of period                            14.24    12.98    11.14     11.77    11.80     11.87       10.95      10.00
Value at end of period                                  15.08    14.24    12.98     11.14    11.77     11.80       11.87      10.95
Number of accumulation units outstanding             2,422,6002,464,9292,003,116 1,399,483907,841  669,293.04  443,954.25 177,087.47
at end of period
-------------------------------------------- --------- -------- -------- --------- -------- -------- ----------- ---------- --------
MAXIM MONEY MARKET
Value at beginning of period                            12.23    12.11    12.02     11.86    11.43     10.78       10.28      10.00
Value at end of period                                  12.56    12.23    12.11     12.02    11.86     11.43       10.78      10.28
Number of accumulation units outstanding              212,526  100,864  109,837   28,216   25,020   28,693.39   64,181.93  80,123.80
at end of period
-------------------------------------------- --------- -------- -------- --------- -------- -------- ----------- ---------- --------
MAXIM STOCK INDEX
Value at beginning of period                            11.99    10.83     8.43     10.80    12.23     13.28       11.09      10.00
Value at end of period                                  12.60    11.99    10.83     8.43     10.80     12.23       13.28      11.09
Number of accumulation units outstanding             985,487  425,426  463,882   480,385  525,365  554,803.94  560,272.75 444,254.02
at end of period
-------------------------------------------- --------- -------- -------- --------- -------- -------- ----------- ---------- --------
MAXIM T. ROWE PRICE EQUITY/INCOME
Value at beginning of period                            15.16    13.18    10.49     12.06    11.87     10.51       10.17      10.00
Value at end of period                                  15.78    15.16    13.18     10.49    12.06     11.87       10.51      10.17
Number of accumulation units outstanding             67,391   57,992    70,477   71,756   74,636   75,115.23   104,951.02 114,503.07
at end of period
-------------------------------------------- --------- -------- -------- --------- -------- -------- ----------- ---------- --------
-------------------------------------------- --------- -------- -------- --------- -------- -------- ----------- ---------- --------
MAXIM T. ROWE PRICE MID-CAP GROWTH
Value at beginning of period                            20.62    17.46    12.67     16.24    16.42     15.30       12.28      10.00
Value at end of period                                  23.54    20.62    17.46     12.67    16.24     16.42       15.30      12.28
Number of accumulation units outstanding             2,520,1772,334,0701,956,547 1,468,2721,105,320790,764.55  450,551.56 176,746.72
at end of period
-------------------------------------------- --------- -------- -------- --------- -------- -------- ----------- ---------- --------
-------------------------------------------- --------- -------- -------- --------- -------- -------- ----------- ---------- --------
MAXIM BERNSTEIN INTERNATIONAL EQUITY
Value at beginning of period                            13.62    11.46     8.47     10.33    11.53     11.35       8.73       10.00
Value at end of period                                  15.90    13.62    11.46     8.47     10.33     11.53       11.35       8.73
Number of accumulation units outstanding              123,517  50,177    49,582   43,311   41,110   37,034.10   31,627.04  28,867.69
at end of period
-------------------------------------------- --------- -------- -------- --------- -------- -------- ----------- ---------- --------
-------------------------------------------- --------- -------- -------- --------- -------- -------- ----------- ---------- --------
MAXIM U.S. GOVERNMENT SECURITIES
Value at beginning of period                            14.50    13.95    13.60     12.39    11.57     10.46       10.43      10.00
Value at end of period                                  14.81    14.50    13.95     13.60    12.39     11.57       10.46      10.43
Number of accumulation units outstanding              126,451  68,068    63,935   62,801   58,415   51,242.81   55,109.13   6,374.10
at end of period
-------------------------------------------- --------- -------- -------- --------- -------- -------- ----------- ---------- --------
MAXIM VALUE INDEX
Value at beginning of period                            12.42    10.80     8.28     10.54    12.03     11.42       10.26      10.00
Value at end of period                                  13.09    12.42    10.80     8.28     10.54     12.03       11.42      10.26
Number of accumulation units outstanding              32,056   13,045    12,647    9,971    8,193   10,439.22   7,980.97    2,711.68
at end of period
-------------------------------------------- --------- -------- -------- --------- -------- -------- ----------- ---------- --------
-------------------------------------------- --------- -------- -------- --------- --------
MFS STRATEGIC GROWTH
Value at beginning of period                            10.84    10.18     8.00     10.00
Value at end of period                                  10.98    10.84    10.18     8.00
Number of accumulation units outstanding                 631      250      259       104
at end of period
-------------------------------------------- --------- -------- -------- --------- --------
-------------------------------------------- --------- -------- -------- --------- --------
OPPENHEIMER CAPITAL APPRECIATION
Value at beginning of period                            10.92    10.26     7.91     10.00
Value at end of period                                  11.43    10.92    10.26     7.91
Number of accumulation units outstanding                4,967    1,160     357        1
at end of period
-------------------------------------------- --------- -------- -------- --------- --------
-------------------------------------------- --------- -------- --------
OPPENHEIMER GLOBAL
Value at beginning of period                            12.09    10.00
Value at end of period                                  13.76    12.09
Number of accumulation units outstanding               10,031    2,851
at end of period
-------------------------------------------- --------- -------- --------
-------------------------------------------- --------- -------- -------- --------- --------
PIMCO TOTAL RETURN
Value at beginning of period                            11.85    11.30    10.73     10.00
Value at end of period                                  12.17    11.85    11.30     10.73
Number of accumulation units outstanding               12,645    7,848    3,828      224
at end of period
-------------------------------------------- --------- -------- -------- --------- --------





------------------------------------------- ------- ------- ------- -------- -------- --------- ---------- ----------- ----------

INVESTMENT DIVISION       (0.00)             2006    2005    2004    2003     2002      2001      2000        1999       1998

------------------------------------------- ------- ------- ------- -------- -------- --------- ---------- ----------- ----------
------------------------------------------- ------- ------- ------- -------- -------- --------- ---------- -----------
PIONEER EQUITY- INCOME VCT
Value at beginning of period                        12.38   10.67    8.72     10.41    11.21      9.76       10.00
Value at end of period                              13.06   12.38    10.67    8.72     10.41      11.21       9.76
Number of accumulation units outstanding            1,854    589      361      134       3         ---        ---
at end of period
------------------------------------------- ------- ------- ------- -------- -------- --------- ---------- -----------
RS DIVERSIFIED GROWTH
Value at beginning of period                        11.51   10.00
Value at end of period                              11.33   11.51
Number of accumulation units outstanding at end of p2,446    604
------------------------------------------- ------- ------- -------
------------------------------------------- ------- ------- ------- -------- -------- --------- ----------
RS EMERGING GROWTH
Value at beginning of period                         5.57    4.84    3.30     5.51      7.58      10.00
Value at end of period                               5.61    5.57    4.84     3.30      5.51      7.58
Number of accumulation units outstanding at end of p17,806  14,098   9,041    5,320    1,737    2,705.97
------------------------------------------- ------- ------- ------- -------- -------- --------- ----------
------------------------------------------- ------- ------- ------- -------- -------- --------- ----------
STI SMALL CAP GROWTH
Value at beginning of period                        10.00
Value at end of period                              12.01
Number of accumulation units outstanding at end of period
                                                    7,900


78


              APPENDIX B - CALCULATION OF THE NET INVESTMENT FACTOR



     The Net Investment Factor for each Variable Sub-Account for any Valuation Period is determined by dividing (a) by (b), and subtracting (c) from the result where:

(a) is the net result of:

     (i) the net asset value per share of the Eligible Fund shares determined as of the end of the current Valuation Period, plus

     (ii)the per share amount of any dividend (or, if applicable, capital gain distributions) made by the Eligible Fund on shares if the "ex-dividend" date occurs during the current Valuation Period, minus or plus

     (iii) a per unit charge or credit for any taxes incurred by or provided for in the Variable Sub-Account, which is determined by GWL&A to have resulted from the investment operations of the Variable Sub-Account; and

(b) is the net asset value per share of the Eligible Fund shares determined as of the end of the immediately preceding Valuation Period, minus or plus

(c) is an amount representing the Mortality and Expense Risk Charge deducted from each Variable Sub-Account on a daily basis. Such amount is equal to 1.25%, 0.95%, 0.75%, 0.65%, 0.55%, or 0.00%, depending upon the Group
   Contractowner's Contract.

         The Net Investment Factor may be greater than, less than, or equal to one. Therefore, the Accumulation Unit Value may increase, decrease or remain unchanged.

         The net asset value per share referred to in paragraphs (a) (i) and (b) above, reflect the investment performance of the Eligible Fund as well as the payment of Eligible Fund expenses.

[PG NUMBER]








                           FUTUREFUNDS SERIES ACCOUNT

                Group Flexible Premium Variable Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                        Telephone: (800) 701-8255 (U.S.)
                       (303) 737-4538 (Greenwood Village)





                       STATEMENT OF ADDITIONAL INFORMATION






         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus, dated May 1, 2007, which is available without charge by contacting Great-West Life & Annuity Insurance Company at the above address or at the above telephone number.





                                   May 1, 2007

                                TABLE OF CONTENTS

                                                                                                 Page

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM......................................B-1
UNDERWRITER......................................................................................B-1
FINANCIAL STATEMENTS.............................................................................B-1

                           CUSTODIAN AND INDEPENDENT
                        REGISTERED PUBLIC ACCOUNTING FIRM

A.       Custodian
         ---------

     The assets of FutureFunds Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the Eligible Funds. Additional protection for the assets of the Series Account is afforded by a financial institution bond issued to Great-West Lifeco Inc. in the amount of $50 million (Canadian) per occurrence, which covers all officers and employees of GWL&A.

B.       Independent Registered Public Accounting Firm
         ---------------------------------------------

     The accounting firm of Deloitte & Touche LLP performs certain auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, Colorado 80202-3942.


     The consolidated balance sheets of GWL&A as of December 31, 2006 and 2005, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006, as well as the statements of assets and liabilities of the Series Account as of December 31, 2006, the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, which are included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as set forth in their reports appearing herein and are included in reliance upon such reports given upon such firm as experts in accounting and auditing.


                                   UNDERWRITER

     The offering of the Group Contracts is made on a continuous basis by GWFS Equities, Inc. ("GWFS"), a wholly owned subsidiary of GWL&A. GWFS has received no underwriting commissions in connection with this offering.

                              FINANCIAL STATEMENTS

     The consolidated financial statements of GWL&A as contained herein should be considered only as bearing upon GWL&A's ability to meet its obligations under the Group Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Participants under the Group Contracts are affected solely by the investment results of the Series Account.














                                       B-1








                            GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY


--------------------------------------------------------------------------------

                    FINANCIAL STATEMENTS FOR THE YEARS ENDED

                        DECEMBER 31, 2006, 2005 AND 2002

                            AND REPORT OF INDEPENDENT
                        REGISTERED PUBLIC ACCOUNTING FIRM






                            TO BE FILED BY AMENDMENT

                          FUTUREFUNDS SERIES ACCOUNT OF
                            GREAT-WEST LIFE & ANNUITY
                                INSURANCE COMPANY


--------------------------------------------------------------------------------

                    FINANCIAL STATEMENTS FOR THE YEARS ENDED

              DECEMBER 31, 2005 AND 2006 AND REPORT OF INDEPENDENT

                        REGISTERED PUBLIC ACCOUNTING FIRM








                            TO BE FILED BY AMENDMENT

                                     PART C
                                OTHER INFORMATION

Item 24.     Financial Statements and Exhibits

             (a)      Financial Statements


                      The consolidated financial statements of GWL&A as of December 31, 2005 and 2006 and each of the three years in the period ended December 31, 2006, as well as the financial statements of the Series Account for the years ended December 31, 2005 and 2006 to be filed by amendment.


             (b)      Exhibits

                       (1) Copy of resolution of the Board of Directors is
                      incorporated by reference to Registrant's Post Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).

                      (2) Not applicable.

                     (3) Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant's Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2-89550).

                      (4) Form of each Variable Annuity Contract and riders are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

                      (5) Forms of Application are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).


                      (6) Copies of Articles of Incorporation of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the registration statement filed by Variable Annuity-1 Series Account on Form N-4 on October 30, 1996, (File No. 811-07549) and the Amended and Restated Bylaws of the Depositor are filed herewith.


                      (7) Not applicable.


                      (8)(a) Form of Participation Agreement between Registrant and Maxim Series Fund; Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

                      (8)(b) Form of Shareholder Information Agreement with Eligible Funds to be filed by amendment.


                      (9) Opinion of Counsel is Registrant's Post-Effective Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).


                      (10) (a) Written Consent of Jorden Burt LLP to be filed by amendment.

                              (b) Written Consent of Deloitte & Touche LLP to be
filed by amendment.


                      (11) Not applicable.

                      (12) Not applicable.


Item 25.     Directors and Officers of the Depositor
                                                                                   Positions and Offices
Name                          Principal Business Address                           with Depositor

James Balog                   2205 North Southwinds Boulevard, Apt. 307            Director
                              Vero Beach, Florida  32963

John L. Bernbach              32 East 57th Street, 10th Floor                      Director
                              New York, New York 10022

Orest T. Dackow                        (3)                                         Director

Andre Desmarais                        (4)                                         Director

Paul Desmarais, Jr.                    (4)                                         Director

Robert Gratton                         (5)                                         Chairman

Kevin P. Kavanagh, C.M.                (1)                                         Director

Alain Louvel          115 Central Park West, Apt. 18C                              Director
                              New York, New York 10023

William Mackness              696 Whitehaven Crescent                              Director
                              London, Ontario N6G 4V4

William T. McCallum                    (6)                                         Director

Raymond L. McFeetors                   (3)                                         Director, President and
                                                                                   Chief Executive Officer

Jerry E.A. Nickerson          H.B. Nickerson & Sons Limited                        Director
                              P.O. Box 130
                              255 Commercial Street
                              North Sydney, Nova Scotia  B2A 3M2

David A. Nield                330 University Ave.                                  Director
                              Toronto, Ontario M5G 1R8

R. Jeffrey Orr                         (4)                                         Director

Michel Plessis-Belair, F.C.A.          (4)                                         Director

Brian E. Walsh                QVan Capital, LLC                                    Director
                              1 Dock Street, 4th Floor
                              Stamford, Connecticut 06902

Mitchell T.G. Graye                    (3)                                         Executive Vice-President,
                                                                                   Chief Financial Officer

Richard F. Rivers                      (2)                                         Executive Vice President,
                                                                                   Great-West
                                                                                   Healthcare

Douglas L. Wooden                      (3)                                         Executive Vice-President,
                                                                                   Financial Services
                                                                                   Positions and Offices
Name                          Principal Business Address                           with Depositor

George C. Bogdewiecz                   (6)                                         Senior Vice President,
                                                                                   Human Resources

S.
S. Mark
                                                                                   Corbett
                                                                                   (3)
                                                                                   Senior
                                                                                   Vice-President,
                                                                                   Investments

Glen R. Derback                        (3)                                         Senior Vice President
                                                                                   and Controller

Miles R. Edwards                       (3)                                         Senior Vice President,
                                                                                   FASCore Operations

Terry L. Fouts                         (2)                                         Senior Vice President and
                                                                                   Chief Medical Officer

John R. Gabbert                        (2)                                         Senior Vice President,
                                                                                   Great-West Healthcare
                                                                                   Chief Information Officer

Donna A. Goldin                        (2)                                         Senior Vice-President
                                                                                   Great-West
                                                                                   Healthcare Operations

Wayne Hoff   mann                      (3)                                         Senior Vice-President,
                                                                                   Investments

Christopher M. Knackstedt              (2)                                         Senior Vice President,
                                                                                   Healthcare Management

James L. McCallen                      (3)                                         Senior Vice President
                                                                                   and Actuary

Graham R. McDonald                     (3)                                         Senior Vice President,
                                                                                   Corporate Administration

Scot A. Miller                         (6)                                         Senior Vice President,
                                                                                   FASCore Systems

Charles P. Nelson                      (3)                                         Senior Vice-President,
                                                                                   Retirement Services

Marty Rosenbaum                        (2)                                         Senior Vice-President,
                                                                                   Great-West
                                                                                   Healthcare Finance

Gregg E. Seller                        (3)                                         Senior Vice-President,
                                                                                   Retirement Services
                                                                                   Government Markets

Robert K. Shaw                         (3)                                         Senior Vice-President,
                                                                                   Individual
                                                                                   Markets

                                                                                   Positions and Offices
Name                          Principal Business Address                           with Depositor


Douglas J. Stefanson                   (2)                                         Senior Vice President,
                                                                                   Healthcare Underwriting

George D. Webb                         (3)                                         Senior Vice-President,
                                                                                   Retirement Services,
                                                                                   P/NP Operations

(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8505 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(6) 8525 East Orchard Road, Greenwood Village, Colorado 80111.


Item 26. Persons controlled by or under common control with the Depositor or Registrant as of 12/31/06


         (State/Country of Organization) - Nature of Business


To be filed by amendment.


Item 27.     Number of Contractowners


    As of February 28, 2007, there were x owners of non-qualified group contracts and x,xxx of qualified group contracts offered by Registrant.


Item 28.     Indemnification

             Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

             Article 109 - INDEMNIFICATION

             Section 7-109-101.  Definitions.

                      As used in this Article:

                      (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

                      (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promotor, or a trustee of or to hold a similar position with, another domestic or foreign entity or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

                      (3) "Expenses" includes counsel fees.

                      (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

                      (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

                      (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

                      (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

             Section 7-109-102.  Authority to indemnify directors.

                      (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

                              (a) The person conducted himself or herself in
                               good faith; and

                              (b) The person reasonably believed:

                                       (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

                                       (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and
                              (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

                      (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph
                      (a) of subsection (1) of this section.

                      (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

                      (4) A corporation may not indemnify a director under this section:

                              (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                              (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

                      (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

             Section 7-109-103.  Mandatory Indemnification of Directors.

                              Unless limited by the articles of incorporation, a
                      corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

             Section 7-109-104.  Advance of Expenses to Directors.

                      (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                              (a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

                              (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                              (c) A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

                      (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

                      (3) Determinations and authorizations of payments under this section shall be made in the manner specified in
                      Section 7-109-106.

             Section 7-109-105.  Court-Ordered Indemnification of Directors.

                      (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                              (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                              (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102
                              (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

             Section 7-109-106.  Determination and Authorization of
                                 Indemnification of Directors.

                      (1) A corporation may not indemnify a director under
                      Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in
                      Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

                      (2) The determinations required by subsection (1) of this section shall be made:

                              (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                              (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

                      (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                              (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                              (b) By the shareholders.

                      (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

             Section 7-109-107.  Indemnification of Officers, Employees,
                                 Fiduciaries, and Agents.

                      (1) Unless otherwise provided in the articles of
                          incorporation:

                              (a) An officer is entitled to mandatory
                              indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                              (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                              (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

             Section 7-109-108.  Insurance.

                              A corporation may purchase and maintain insurance
                      on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or entity or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

             Section 7-109-109.  Limitation of Indemnification of Directors.

                      (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

                      (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

             Section 7-109-110.  Notice to Shareholders of Indemnification of
                                 Director.

                              If a corporation indemnifies or advances expenses
                      to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                 Bylaws of GWL&A


             Article IV.  Indemnification

         SECTION 1. In this Article, the following terms shall have the following meanings:

(a) "expenses" means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b) "liability" means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c) "party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d) "proceeding" means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

         SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)               the person conducted himself or herself in good faith; and

(b) the person reasonably believed that his or her conduct was in the corporation's best interests; and

(c) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d) if the person is or was an employee of the corporation, the person acted in the ordinary course of the person's employment with the corporation.

         SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a) the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b) with respect to the matter(s) giving rise to the proceeding:

(i) the person conducted himself or herself in good faith; and

(ii) the person reasonably believed that his or her conduct was at least not opposed to the corporation's best interests (in the case of a trustee of one of the corporation's staff benefits plans, this means that the person's conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii) in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

             if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person's employment with the other company or entity.

Item 29.     Principal Underwriter

             (a) GWFS Equities, Inc. ("GWFS") currently distributes securities of Maxim Series Fund, Inc., an open-end management investment company, Variable Annuity Account-1 Series Account, COLI VUL-2 Series Account and Maxim Series Account of GWL&A and Variable Annuity Account-1 Series Account of First Great-West Life & Annuity Insurance Company in addition to those of the Registrant.


             (b) Directors and Officers of GWFS

                                                                                   Position and Offices
Name                          Principal Business Address                             with Underwriter

Charles P. Nelson                      (1)                                         Chairman and President

Robert K. Shaw                         (1)                                         Director

Graham R. McDonald                     (1)                                         Director

Gregg E. Seller               18101 Von Karman Ave., Suite 1460                    Director and Senior
                              Irvine, CA 92715                                     Vice President

Thomas M. Connolly            300 Broadacres Drive                                 Vice President
                              Bloomfield, NJ 07003

Miles R. Edwards                       (1)                                         Vice President

William S. Harmon                      (1)                                         Vice President

Kent A. Morris                500 North Central, Suite 220                         Vice President
                              Glendale, CA 91203

Michael P. Sole               One North La Salle, Suite 3200                       Vice President
                              Chicago, IL 60602

Glen R. Derback                        (1)                                         Treasurer

Beverly A. Byrne                       (1)                                         Secretary and Chief
                                                                                   Compliance Officer

Dennis K. Cohen                        (1)                                         Assistant Vice President,
                                                                                   Taxation

Teresa L. Luiz                         (1)                                         Compliance Officer

Mary C. Maiers                         (1)                                         Investments Compliance Officer
------------

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111


    (c) Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant's last fiscal year:

                          Net
Name of               Underwriting              Compensation
Principal             Discounts and                  on                   Brokerage
Underwriter           Commissions                Redemption               Commissions       Compensation

GWFS                        -0-                    -0-                        -0-                -0-

Item 30.     Location of Accounts and Records

             All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.     Management Services

             Not Applicable.

Item 32.     Undertakings

             (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

             (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

             (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

             (d) Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

             (e) Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.


(f) GWL&A represents that the fees and charges deducted under the Group Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 28th day of February, 2007.


                           FUTUREFUNDS SERIES ACCOUNT
                           (Registrant)


                           By:      /s/ Raymond L. McFeetors
                                    -----------------------------------
                                    Raymond L. McFeetors, President
                                    and Chief Executive Officer of
                                    Great-West Life & Annuity
                                    Insurance Company


                            GREAT-WEST LIFE & ANNUITY
                            INSURANCE COMPANY
                            (Depositor)


                            By:      /s/ Raymond L. McFeetors
                                     -----------------------------------
                                     Raymond L. McFeetors, President
                                     and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                             Date


/s/ Robert Gratton                                          February 28, 2007
--------------------------------------------
Director and Chairman of the Board
(Robert Gratton*)


/s/ Raymond L. McFeetors                                    February 28, 2007
--------------------------------------------
Director, President and Chief Executive
Officer (Raymond L. McFeetors)


/s/ Mitchell T.G. Graye                                     February 28, 2007
--------------------------------------------
Executive Vice President and Chief
Financial Officer (Mitchell T.G. Graye)


/s/ James Balog                                             February 28, 2007
--------------------------------------------
Director, (James Balog*)



Director, (John L. Bernbach)

Signature and Title                                              Date



/s/ Orest T. Dackow                                         February 28, 2007
--------------------------------------------
Director (Orest T. Dackow*)



Director Andre Desmarais


/s/ Paul Desmarais, Jr.                                     February 28, 2007
--------------------------------------------
Director (Paul Desmarais, Jr*.)


/s/ Kevin P. Kavanagh                                       February 28, 2007
--------------------------------------------
Director (Kevin P. Kavanagh*)



Director (Alain Louvel)



Director (William Mackness)


/s/ William T. McCallum                                    February 28, 2007
--------------------------------------------
Director (William T. McCallum*)


/s/ Jerry E.A. Nickerson                                   February 28, 2007
--------------------------------------------
Director (Jerry E.A. Nickerson*)


/s/ David A. Nield                                         February 28, 2007
--------------------------------------------
Director (David A. Nield*)


/s/ R. Jeffrey Orr                                         February 28, 2007
--------------------------------------------
Director (R. Jeffrey Orr*)

/s/ Michel Plessis-Belair                                  February 28, 2007
--------------------------------------------
Director (Michel Plessis-Belair*)


/s/ Brian E. Walsh                                         February 28, 2007
--------------------------------------------
Director (Brian E. Walsh*)



*By:     /s/ G.R. Derback                                  February 28, 2007
         -----------------------------------
         G.R. Derback
         Attorney-in-fact pursuant to Powers of Attorney are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 and Registrant's Post-Effective Amendment No. 41 to Form N-4 registration statement filed on February 28, 2007.